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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 26	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 318	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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PUTNAM HARTFORD CAPITAL MANAGER EDGE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

This prospectus describes the following contracts: Series I, IR and II of the Putnam Hartford Capital Manager Edge variable annuity. The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: Putnam Investments, LLC.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the “Fixed Accumulation Feature,” which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov). Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 1, 2015 STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

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Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Until August 31, 2015, our overnight mailing address is: The Hartford - Annuity Service Operations, 745 West New Circle Road, Building 200, 1st Floor, Lexington, KY 40511 ("Lexington Address"). Effective September 1, 2015, our overnight mail address will be 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address"). Therefore, any mail received at the Lexington Address after August 31, 2015, will not be processed and will be returned. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

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Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Fixed Accumulation Feature: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Net Premium Payment: This is your premium payment minus any sales charge and premium tax, or any other fee that we take prior to allocating payments according to your instructions.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.
The Hartford’s Principal First: An option that was available at an additional charge where, if elected you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

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Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of Premium Payments):	5.5%
Range of Sales Charges Imposed on Purchases (as a percentage of Premium Payments) (1):
Cumulative Premium Payment	Sales Charge
Up to $49,999.99	5.5%
$50,000 to $99,999.99	4.5%
$100,000 to $249,999.99	3.5%
$250,000 to $499,999.99	2.5%
$500,000 to $999,999.99	2.0%
$1,000,000 and over	1.0%

(1)	Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (2)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-AccountValue)
Mortality and Expense Risk Charge	0.80%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	0.95%
Optional Charges (as a percentage of average daily Sub-Account Value)
The Hartford’s Principal First Charge (3)	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.05%

(2)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(3)
While the maximum charge for The Hartford’s Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See “The Contract” section for additional information.

This table item shows the minimum and maximum total Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning underlying each Fund’s fees and expenses is contained in the prospectus for each Fund.

Putnam Hartford Capital Manager Edge Series I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.42%	1.24%

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Putnam Hartford Capital Manager Edge Series II	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.67%	1.49%

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EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Putnam Hartford Capital Manager Edge Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$826
3 years	$1,394
5 years	$1,983
10 years	$3,556

(2)	If you annuitize at the end of the applicable time period:

1 year	$796
3 years	$814
5 years	$1,403
10 years	$2,976

(3)	If you do not Surrender your Contract:

1 year	$826
3 years	$1,394
5 years	$1,983
10 years	$3,556

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Putnam Hartford Capital Manager Edge Series II:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$923
3 years	$1,680
5 years	$2,451
10 years	$4,448

(2)	If you annuitize at the end of the applicable time period:

1 year	$820
3 years	$1,025
5 years	$1,795
10 years	$3,788

(3)	If you do not Surrender your Contract:

1 year	$923
3 years	$1,680
5 years	$2,451
10 years	$4,448

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?” Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You pay a sales charge when you purchased your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:

Cumulative Premium Payment	Sales Charge
Up to $49,999.99	5.5%
$50,000 to $99,999.99	4.5%
$100,000 to $249,999.99	3.5%
$250,000 to $499,999.99	2.5%
$500,000 to $999,999.99	2.0%
$1,000,000 and over	1.0%
We may include certain other investment products along with your Premium Payments when we determine your sales charge for this Contract under a program that we call “Rights of Accumulation.” Ask your broker or call us to see if your other investment products qualify.
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Account.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elected The Hartford’s Principal First, we deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts.

•
Optional Death Benefit Charge — If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.

•
Earnings Protection Benefit Charge — If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments

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for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.
Will Hartford pay a death benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•	Your Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

➢	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

➢	The Contract Value of your Contract;

➢	Your Maximum Anniversary Value; or

➢	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

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If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payouts by the Annuity Commencement Date, which is by the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

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•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.
The Funds
At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to instructions received from you, and

•	vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers

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from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2014, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2014, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

Performance Related Information

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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account’s one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, the lowest Sales Charge and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Important information you should know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

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Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.
Dollar Cost Averaging Plus (“DCA Plus”) Programs — Effective October 4, 2013, the DCA Plus program is no longer available and we are no longer accepting subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 can complete their current program, but will not be allowed to elect a new program.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for may be purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•	Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
If you purchased your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
How are Premium Payments applied to my Contract?

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If we receive a subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Net Premium Payment.
Description of Right to Cancel provision you had when you Purchased your Contract?
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy

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all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

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Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
Ÿ the dollar amount of the transfer;
Ÿ the total assets of the Funds involved in the transfer;
Ÿ the number of transfers completed in the current calendar quarter;
Ÿ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
Ÿ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007)
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
Ÿ Certain types of financial intermediaries may not be required to provide us with shareholder information.
Ÿ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

Ÿ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
Ÿ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

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How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney

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You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
Sales Charge
The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your Premium Payment. The bigger your Premium Payments, the lower the percentage of your sales charge:

Cumulative Premium Payment	Sales Charge
Up to $49,999.99	5.5%
$50,000 to $99,999.99	4.5%
$100,000 to $249,999.99	3.5%
$250,000 to $499,999.99	2.5%
$500,000 to $999,999.99	2.0%
$1,000,000 and over	1.0%
We may include certain other investment products when we determine your sales charge for this Contract under a program that we call “Rights of Accumulation.” Under this Program, we may include the asset values of investment products that we call “Eligible Investments” along with your Premium Payments when we determine your sales charge for the Contract. Your other investment products must be ones that we allow as Eligible Investments at the time of your Premium Payment to be considered part of this Program. If you purchased your Contract on or after November 1, 2005, Eligible Investments are:

•	Any other individual variable annuity contract issued by Hartford or one of its affiliates that has a front-end sales charge; and

•	Class A shares of any retail mutual fund of a fund family that is available as an investment option in this Contract.
If you purchased your Contract before November 1, 2005, Eligible Investments are any individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, and shares of any mutual fund or 529 plan that Hartford has approved for the Program.
Ask your broker or call us to see if your other investment products qualify. You must identify your Eligible Investments to your broker at the time you complete your application or Request for Annuity, and each time you make subsequent Premium Payments. If you send us your Premium Payment directly instead of through your broker’s firm, or if you send us Premium Payments through our InvestEase Program or other automatic investment programs, your sales charge will be determined based on your most recent sales charge level on record under the Rights of Accumulation Program, if applicable, or your Cumulative Premium Payments, whichever results in a lower sales charge.
Other Important Program Rules:

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If you purchased your Contract on or after November 1, 2005, you must be the owner or joint owner of the Eligible Investments in order for them to be included under the Program. Additionally, your broker’s firm must be the broker of record for the Eligible Investments in order for them to be included under the Program.

•	If you purchased your Contract before November 1, 2005, Eligible Investments owned by you, your spouse or any immediate family member may be included under the Program.
We may discontinue, modify or amend this Program at any time.
Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

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Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Sales Charge and Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For Administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust’s portfolios.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects management fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.

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The Hartford’s Principal First Charge
We deduct this charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount.
Optional Death Benefit Charge
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Sales Charges, the mortality and expense risk charge, the Administrative Charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford’s Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First. This means that if you purchased two Contracts from us in any twelve month period and elect The Hartford’s Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elected The Hartford’s Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.
If you elected The Hartford’s Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford’s Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford’s Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford’s Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

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•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford’s Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford’s Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up”, we may be charging more for The Hartford’s Principal First. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up”, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

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You can Surrender your Contract any time, even if you have The Hartford’s Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford’s Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elect The Hartford’s Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford’s Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
Optional Death Benefit — You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II”.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

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Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any NetPremium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant is age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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For example: Assuming that:
•    The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
•    You elected the Earnings Protection Benefit when you purchased your Contract,
•    You made a single Premium Payment of $100,000,
•    After the deduction of Sales Charges, your Net Premium Payment is $96,500,
•    You took no partial Surrenders,
•    The Contract Value on the date we receive proof of death was $400,000.
Hartford would calculate the Contract gain as follows:
•    Contract Value on the date we receive proof of death equals $400,000,
•    minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $96,500 = $303,500.
To determine if the cap applies:
•    Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),
•    plus Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract ($3,500),
•    plus Premium Payments made since that date ($0),
•    minus Premium Payments made in the 12 months prior to death ($0).
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under the subsection entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

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How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Payout Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and the Beneficiary is the Contract Owner’s spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the Death Benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This spousal contract continuation is available only once for each contract.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues.
Annuitants	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your registered representative or us.
Surrenders
What kinds of surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your

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joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the “Federal Tax Considerations” section for more information.
Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want fixed dollar amount or variable dollar amount Annuity Payouts?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If this Contract

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was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. The Hartford’s Principal First Payout Option is available only to Contract Holders who elect The Hartford’s Principal First rider. The Hartford’s Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford’s Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value at the time of Annuitization minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.
Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed, variable, or a combination of fixed and variable, after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant’s age. If both the Annuitant and your Joint Annuitant die before the time period selected is over, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.

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For variable dollar amount Annuity Payouts, these percentages represent Annuity Units, for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
Important Information:

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

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For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable), and,

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

•	the Assumed Investment Return
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:
Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for

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these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase® Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.
Automatic Income Program — The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Automatic Rebalancing Program — Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract’s allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.
Dollar Cost Averaging Programs — We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund; or

•	any Fund closes to new investments — then your allocations to that Fund will be pro-rated among remaining available Funds.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•	These Programs may be adversely affected by Fund trading policies.
Other Information

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Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and war-ranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. The aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
The Core (the version of this Contract that we call “Core” has no specific marketing name) and Edge Contracts may have been sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we credited the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your

37

Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc.,Thurston, Springer, Miller, Herd & Titak, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $21.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average

38

total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $38,000 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.
Legal Matters
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.
Telephone: (800) 521 0538
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

39

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

APP TAX-2

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date

APP TAX-3

assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation,

APP TAX-4

the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

APP TAX-5

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

APP TAX-6

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

APP TAX-7

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations

APP TAX-8

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

APP TAX-9

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the

APP TAX-10

SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.

APP TAX-11

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for

APP TAX-12

determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is

APP TAX-13

made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

APP TAX-14

Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.

APP I-1

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Putnam Hartford Capital Manager Edge Series I/IR	APP I-2
2.	Putnam Hartford Capital Manager Edge Series II/IIR	APP I-4

APP I-2

1.	Putnam Hartford Capital Manager Edge Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
Putnam Variable Trust
Putnam VT American Government Income Fund - Class IA	High current income with preservation of capital as its secondary objective	Putnam Investment Management, LLC
Putnam VT Capital Opportunities Fund - Class IA	Long term growth of capital	Putnam Investment Management, LLC
Putnam VT Diversified Income Fund - Class IA	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC
Putnam VT Equity Income Fund - Class IA	Capital growth and current income	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund - Class IA	A balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund - Class IA	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Global Equity Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Global Health Care Fund - Class IA†	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Global Utilities Fund - Class IA†	Capital growth and current income	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Growth and Income Fund - Class IA	Capital growth and current income	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC
Putnam VT High Yield Fund - Class IA	High current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam Investment Management, LLC
Putnam VT Income Fund - Class IA	High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk	Putnam Investment Management, LLC
Putnam VT International Equity Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Growth Fund - Class IA	Long-term capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IA	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Investors Fund - Class IA	Long-term growth of capital and any increased income that results from this growth	Putnam Investment Management, LLC

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Money Market Fund - Class IA **	As high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity	Putnam Investment Management, LLC
Putnam VT Multi-Cap Growth Fund - Class IA	Long-term capital appreciation	Putnam Investment Management, LLC
Putnam VT Multi-Cap Value Fund - Class IA	Capital appreciation and, as a secondary objective, current income	Putnam Investment Management, LLC
Putnam VT Research Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC
Putnam VT Voyager Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-4

2.	Putnam Hartford Capital Manager Edge Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
Putnam Variable Trust
Putnam VT American Government Income Fund - Class IB	High current income with preservation of capital as its secondary objective	Putnam Investment Management, LLC
Putnam VT Capital Opportunities Fund - Class IB	Long term growth of capital	Putnam Investment Management, LLC
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC
Putnam VT Equity Income Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund - Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Global Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Global Health Care Fund - Class IB†	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Global Utilities Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Growth and Income Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
Putnam VT High Yield Fund - Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam Investment Management, LLC
Putnam VT Income Fund - Class IB	High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk	Putnam Investment Management, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Growth Fund - Class IB	Long-term capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Investors Fund - Class IB	Long-term growth of capital and any increased income that results from this growth	Putnam Investment Management, LLC

APP I-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Money Market Fund - Class IB **	As high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity	Putnam Investment Management, LLC
Putnam VT Multi-Cap Growth Fund - Class IB	Long-term capital appreciation	Putnam Investment Management, LLC
Putnam VT Multi-Cap Value Fund - Class IB	Capital appreciation and, as a secondary objective, current income	Putnam Investment Management, LLC
Putnam VT Research Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
Putnam VT Voyager Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP II-1

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,00.0
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
0.02	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

APP II-2

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
0.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
0.1087	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

APP III-2

Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.
Hartford Life Insurance Company

APP IV-2

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.223	$19.443	$19.213	$18.113	$17.358	$14.441	$14.501	$13.476	$13.144	$13.053
Accumulation Unit Value at end of period	$19.896	$19.223	$19.443	$19.213	$18.113	$17.358	$14.441	$14.501	$13.476	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	22	88
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.451	$13.756	$13.743	$13.099	$12.692	$10.676	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.770	$13.451	$13.756	$13.743	$13.099	$12.692	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.897	$21.708	$19.108	$20.496	$15.937	$11.022	$17.123	$19.057	$16.664	$15.228
Accumulation Unit Value at end of period	$30.716	$28.897	$21.708	$19.108	$20.496	$15.937	$11.022	$17.123	$19.057	$16.664
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	3	2	2	3	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.804	$15.042	$13.387	$14.518	$11.413	$7.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.821	$19.804	$15.042	$13.387	$14.518	$11.413	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.181	$19.784	$17.864	$18.597	$16.611	$10.831	$15.846	$15.354	$14.540	$14.213
Accumulation Unit Value at end of period	$21.123	$21.181	$19.784	$17.864	$18.597	$16.611	$10.831	$15.846	$15.354	$14.540
Number of Accumulation Units outstanding at end of period (in thousands)	16	7	7	7	7	7	6	6	8	20
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.490	$13.685	$12.493	$13.149	$11.875	$7.829	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.293	$14.490	$13.685	$12.493	$13.149	$11.875	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.954	$19.741	$16.661	$16.478	$14.744	$11.636	$17.030	$16.617	$14.079	$13.445
Accumulation Unit Value at end of period	$29.042	$25.954	$19.741	$16.661	$16.478	$14.744	$11.636	$17.030	$16.617	$14.079
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	1	32	33	8	6	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.256	$14.808	$12.636	$12.636	$11.431	$9.121	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.311	$19.256	$14.808	$12.636	$12.636	$11.431	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-3

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.557	$13.257	$11.868	$11.646	$10.573	$8.480	$14.381	$14.354	$12.912	$12.508
Accumulation Unit Value at end of period	$17.093	$15.557	$13.257	$11.868	$11.646	$10.573	$8.480	$14.381	$14.354	$12.912
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.994	$10.334	$9.353	$9.280	$8.518	$6.907	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.034	$11.994	$10.334	$9.353	$9.280	$8.518	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.546	$14.789	$13.039	$13.188	$11.575	$8.632	$13.038	$12.759	$11.395	$10.731
Accumulation Unit Value at end of period	$19.069	$17.546	$14.789	$13.039	$13.188	$11.575	$8.632	$13.038	$12.759	$11.395
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.863	$13.518	$12.050	$12.322	$10.935	$8.245	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.051	$15.863	$13.518	$12.050	$12.322	$10.935	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.629	$9.639	$8.072	$8.558	$7.838	$6.079	$11.208	$10.346	$8.457	$7.826
Accumulation Unit Value at end of period	$12.730	$12.629	$9.639	$8.072	$8.558	$7.838	$6.079	$11.208	$10.346	$8.457
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.367	$12.629	$10.693	$11.463	$10.615	$8.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.318	$16.367	$12.629	$10.693	$11.463	$10.615	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.407	$16.644	$13.708	$13.964	$13.730	$10.961	$13.315	$13.492	$13.216	$11.755
Accumulation Unit Value at end of period	$29.669	$23.407	$16.644	$13.708	$13.964	$13.730	$10.961	$13.315	$13.492	$13.216
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	5	5	5	10	13
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$13.642	$11.360	$11.700	$11.631	$9.388	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.790	$18.976	$13.642	$11.360	$11.700	$11.631	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-4

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.321	$11.794	$11.302	$12.035	$11.900	$11.158	$16.169	$13.575	$10.765	$9.975
Accumulation Unit Value at end of period	$15.159	$13.321	$11.794	$11.302	$12.035	$11.900	$11.158	$16.169	$13.575	$10.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	3	3	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.441	$12.927	$12.525	$13.485	$13.480	$12.781	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.254	$14.441	$12.927	$12.525	$13.485	$13.480	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.389	$12.907	$10.910	$11.526	$10.143	$7.867	$12.929	$13.855	$12.038	$11.519
Accumulation Unit Value at end of period	$19.126	$17.389	$12.907	$10.910	$11.526	$10.143	$7.867	$12.929	$13.855	$12.038
Number of Accumulation Units outstanding at end of period (in thousands)	5	14	15	15	15	16	15	19	24	37
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.955	$11.223	$9.591	$10.245	$9.116	$7.149	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.269	$14.955	$11.223	$9.591	$10.245	$9.116	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.968	$5.891	$5.046	$5.299	$4.550	$3.252	$5.264	$5.021	$4.662	$4.510
Accumulation Unit Value at end of period	$9.010	$7.968	$5.891	$5.046	$5.299	$4.550	$3.252	$5.264	$5.021	$4.662
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.035	$11.986	$10.381	$11.022	$9.568	$6.914	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.934	$16.035	$11.986	$10.381	$11.022	$9.568	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.286	$21.746	$18.870	$18.704	$16.486	$11.072	$15.107	$14.763	$13.476	$13.148
Accumulation Unit Value at end of period	$23.507	$23.286	$21.746	$18.870	$18.704	$16.486	$11.072	$15.107	$14.763	$13.476
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	6	6	7	8
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.442	$16.469	$14.448	$14.480	$12.904	$8.762	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.415	$17.442	$16.469	$14.448	$14.480	$12.904	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-5

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.298	$20.064	$18.238	$17.509	$16.037	$10.996	$14.566	$13.945	$13.430	$13.215
Accumulation Unit Value at end of period	$21.449	$20.298	$20.064	$18.238	$17.509	$16.037	$10.996	$14.566	$13.945	$13.430
Number of Accumulation Units outstanding at end of period (in thousands)	2	12	12	12	1	1	2	2	2	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.284	$14.275	$13.119	$12.734	$11.793	$8.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.928	$14.284	$14.275	$13.119	$12.734	$11.793	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.333	$12.837	$10.604	$12.854	$11.768	$9.504	$17.086	$15.881	$12.521	$11.241
Accumulation Unit Value at end of period	$15.114	$16.333	$12.837	$10.604	$12.854	$11.768	$9.504	$17.086	$15.881	$12.521
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	18	13	39	41	38	51
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.111	$12.009	$10.029	$12.291	$11.377	$9.291	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.830	$15.111	$12.009	$10.029	$12.291	$11.377	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.361	$11.816	$9.840	$12.062	$10.826	$7.876	$13.796	$12.269	$9.797	$8.337
Accumulation Unit Value at end of period	$13.386	$14.361	$11.816	$9.840	$12.062	$10.826	$7.876	$13.796	$12.269	$9.797
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	1	1	1	1	1	1	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.478	$14.540	$12.241	$15.173	$13.768	$10.127	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.113	$17.478	$14.540	$12.241	$15.173	$13.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.233	$13.363	$11.076	$12.929	$12.151	$9.706	$18.095	$17.026	$13.468	$11.892
Accumulation Unit Value at end of period	$14.585	$16.233	$13.363	$11.076	$12.929	$12.151	$9.706	$18.095	$17.026	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	5	5	5	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.772	$12.295	$10.303	$12.160	$11.555	$9.332	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.127	$14.772	$12.295	$10.303	$12.160	$11.555	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-6

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.552	$9.350	$8.064	$8.118	$7.174	$5.521	$9.203	$9.771	$8.635	$7.995
Accumulation Unit Value at end of period	$14.204	$12.552	$9.350	$8.064	$8.118	$7.174	$5.521	$9.203	$9.771	$8.635
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	2	7	10	16
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.768	$11.877	$10.356	$10.540	$9.417	$7.328	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.650	$15.768	$11.877	$10.356	$10.540	$9.417	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.173	$1.184	$1.195	$1.206	$1.217	$1.225	$1.203	$1.155	$1.115	$1.095
Accumulation Unit Value at end of period	$1.162	$1.173	$1.184	$1.195	$1.206	$1.217	$1.225	$1.203	$1.155	$1.115
Number of Accumulation Units outstanding at end of period (in thousands)	255	255	506	733	505	521	521	614	717	1,070
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.592	$9.789	$9.991	$10.197	$10.404	$10.583	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.592	$9.789	$9.991	$10.197	$10.404	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.779	$9.434	$8.134	$8.633	$7.271	$5.540	$9.112	$8.677	$8.050	$7.366
Accumulation Unit Value at end of period	$14.405	$12.779	$9.434	$8.134	$8.633	$7.271	$5.540	$9.112	$8.677	$8.050
Number of Accumulation Units outstanding at end of period (in thousands)	12	24	25	26	29	9	5	5	5	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.988	$12.680	$11.054	$11.862	$10.100	$7.781	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.940	$16.988	$12.680	$11.054	$11.862	$10.100	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.090	$19.910	$17.253	$18.309	$14.867	$10.770	$18.974	$18.782	$16.442	$14.728
Accumulation Unit Value at end of period	$30.908	$28.090	$19.910	$17.253	$18.309	$14.867	$10.770	$18.974	$18.782	$16.442
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	2	2	5	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.573	$14.027	$12.289	$13.186	$10.825	$7.929	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.301	$19.573	$14.027	$12.289	$13.186	$10.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-7

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.473	$11.692	$9.979	$10.219	$8.847	$6.688	$10.965	$10.979	$9.929	$9.523
Accumulation Unit Value at end of period	$17.652	$15.473	$11.692	$9.979	$10.219	$8.847	$6.688	$10.965	$10.979	$9.929
Number of Accumulation Units outstanding at end of period (in thousands)	1	10	10	10	10	10	10	10	10	12
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.555	$11.883	$10.255	$10.618	$9.294	$7.103	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.551	$15.555	$11.883	$10.255	$10.618	$9.294	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.390	$27.683	$23.726	$25.091	$20.055	$15.357	$25.513	$29.430	$25.269	$23.775
Accumulation Unit Value at end of period	$39.413	$38.390	$27.683	$23.726	$25.091	$20.055	$15.357	$25.513	$29.430	$25.269
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	1	1	1	2	2	2	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.827	$12.997	$11.262	$12.042	$9.732	$7.534	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.102	$17.827	$12.997	$11.262	$12.042	$9.732	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Voyager Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.553	$10.896	$9.607	$11.776	$9.819	$6.033	$9.648	$9.208	$8.794	$8.380
Accumulation Unit Value at end of period	$16.945	$15.553	$10.896	$9.607	$11.776	$9.819	$6.033	$9.648	$9.208	$8.794
Number of Accumulation Units outstanding at end of period (in thousands)	13	22	22	22	35	33	33	39	22	28
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.359	$12.296	$10.961	$13.585	$11.452	$7.115	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.706	$17.359	$12.296	$10.961	$13.585	$11.452	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-8

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.343	$18.607	$18.442	$17.434	$16.736	$13.964	$14.055	$13.094	$12.807	$12.756
Accumulation Unit Value at end of period	$18.953	$18.343	$18.607	$18.442	$17.434	$16.736	$13.964	$14.055	$13.094	$12.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.105	$21.159	$18.677	$20.082	$15.651	$10.850	$16.900	$18.863	$16.528	$15.148
Accumulation Unit Value at end of period	$29.802	$28.105	$21.159	$18.677	$20.082	$15.651	$10.850	$16.900	$18.863	$16.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	3	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.984	$23.394	$21.177	$22.079	$19.783	$12.855	$18.758	$18.186	$17.273	$16.922
Accumulation Unit Value at end of period	$24.833	$24.984	$23.394	$21.177	$22.079	$19.783	$12.855	$18.758	$18.186	$17.273
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	4	—	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.276	$19.270	$16.306	$16.152	$14.480	$11.470	$16.816	$16.452	$13.976	$13.373
Accumulation Unit Value at end of period	$28.206	$25.276	$19.270	$16.306	$16.152	$14.480	$11.470	$16.816	$16.452	$13.976
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	3	3	7	—	—	—	—

APP IV-9

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.645	$12.519	$11.231	$11.033	$10.050	$8.076	$13.754	$13.755	$12.407	$12.044
Accumulation Unit Value at end of period	$16.055	$14.645	$12.519	$11.231	$11.033	$10.050	$8.076	$13.754	$13.755	$12.407
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$50.766	$42.890	$37.916	$38.439	$33.835	$25.264	$38.252	$37.514	$33.558	$31.670
Accumulation Unit Value at end of period	$55.024	$50.766	$42.890	$37.916	$38.439	$33.835	$25.264	$38.252	$37.514	$33.558
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.882	$25.917	$21.771	$23.124	$21.255	$16.509	$30.496	$28.239	$23.137	$21.472
Accumulation Unit Value at end of period	$34.055	$33.882	$25.917	$21.771	$23.124	$21.255	$16.509	$30.496	$28.239	$23.137
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.188	$15.099	$12.467	$12.736	$12.548	$10.054	$12.239	$12.431	$12.208	$10.888
Accumulation Unit Value at end of period	$26.789	$21.188	$15.099	$12.467	$12.736	$12.548	$10.054	$12.239	$12.431	$12.208
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-10

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.847	$25.587	$24.592	$26.246	$26.019	$24.468	$35.537	$29.911	$23.770	$22.102
Accumulation Unit Value at end of period	$32.740	$28.847	$25.587	$24.592	$26.246	$26.019	$24.468	$35.537	$29.911	$23.770
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$73.389	$54.607	$46.273	$48.989	$43.239	$33.627	$55.378	$59.500	$51.822
Accumulation Unit Value at end of period	$80.498	$73.389	$54.607	$46.273	$48.989	$43.239	$33.627	$55.378	$59.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.090	$10.600	$9.082	$9.721	$8.675	$6.821	$—	$—	$—
Accumulation Unit Value at end of period	$15.286	$14.090	$10.600	$9.082	$9.721	$8.675	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.602	$5.638	$4.841	$5.098	$4.387	$3.144	$5.093	$4.878	$4.537	$4.399
Accumulation Unit Value at end of period	$8.578	$7.602	$5.638	$4.841	$5.098	$4.387	$3.144	$5.093	$4.878	$4.537
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$53.203	$49.799	$43.336	$42.996	$38.062	$25.585	$34.937	$34.312	$31.341	$30.690
Accumulation Unit Value at end of period	$53.521	$53.203	$49.799	$43.336	$42.996	$38.062	$25.585	$34.937	$34.312	$31.341
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-11

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$39.508	$39.152	$35.691	$34.316	$31.531	$21.706	$28.805	$27.636	$26.693	$26.327
Accumulation Unit Value at end of period	$41.661	$39.508	$39.152	$35.691	$34.316	$31.531	$21.706	$28.805	$27.636	$26.693
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	6	6	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.967	$19.681	$16.297	$19.807	$18.174	$14.721	$26.516	$24.702	$19.526	$17.569
Accumulation Unit Value at end of period	$23.055	$24.967	$19.681	$16.297	$19.807	$18.174	$14.721	$26.516	$24.702	$19.526
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	5	5	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.281	$16.732	$13.959	$17.165	$15.444	$11.268	$19.777	$17.636	$14.116	$12.039
Accumulation Unit Value at end of period	$18.854	$20.281	$16.732	$13.959	$17.165	$15.444	$11.268	$19.777	$17.636	$14.116
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.957	$18.964	$15.731	$18.420	$17.359	$13.887	$25.973	$24.504	$19.444	$17.204
Accumulation Unit Value at end of period	$20.583	$22.957	$18.964	$15.731	$18.420	$17.359	$13.887	$25.973	$24.504	$19.444
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-12

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.131	$10.558	$9.123	$9.206	$8.159	$6.296	$10.514	$11.193	$9.918	$9.202
Accumulation Unit Value at end of period	$15.945	$14.131	$10.558	$9.123	$9.206	$8.159	$6.296	$10.514	$11.193	$9.918
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	6	6	—	—	—	—
Putnam VT Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.782	$1.798	$1.815	$1.832	$1.849	$1.863	$1.834	$1.766	$1.709	$1.682
Accumulation Unit Value at end of period	$1.765	$1.782	$1.798	$1.815	$1.832	$1.849	$1.863	$1.834	$1.766	$1.709
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	23	41	43	44	44	53	55	71
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047	$—	$—	$—	$—
Accumulation Unit Value at end of period	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.552	$25.565	$22.105	$23.511	$19.852	$15.168	$24.998	$23.867	$22.195	$20.370
Accumulation Unit Value at end of period	$38.842	$34.552	$25.565	$22.105	$23.511	$19.852	$15.168	$24.998	$23.867	$22.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.373	$19.451	$16.891	$17.973	$14.625	$10.622	$18.757	$18.621	$16.338	$14.669
Accumulation Unit Value at end of period	$30.031	$27.373	$19.451	$16.891	$17.973	$14.625	$10.622	$18.757	$18.621	$16.338
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	2	2	3	—	—	—	—

APP IV-13

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.600	$14.837	$12.702	$13.052	$11.322	$8.582	$14.098	$14.154	$12.837	$12.341
Accumulation Unit Value at end of period	$22.299	$19.600	$14.837	$12.702	$13.052	$11.322	$8.582	$14.098	$14.154	$12.837
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.575	$25.002	$21.484	$22.765	$18.242	$14.001	$23.310	$26.962	$23.206	$21.889
Accumulation Unit Value at end of period	$35.424	$34.575	$25.002	$21.484	$22.765	$18.242	$14.001	$23.310	$26.962	$23.206
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Voyager Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$92.095	$64.689	$57.171	$70.258	$58.716	$36.167	$57.986	$55.477	$53.119	$50.738
Accumulation Unit Value at end of period	$100.092	$92.095	$64.689	$57.171	$70.258	$58.716	$36.167	$57.986	$55.477	$53.119
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.294	$7.311	$6.533	$8.117	$6.858	$4.271	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.066	$10.294	$7.311	$6.533	$8.117	$6.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	4	—	—	—	—
Hartford Life and Annnuity Insurance Company

APP IV-14

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.223	$19.443	$19.213	$18.113	$17.358	$14.441	$14.501	$13.476	$13.144	$13.053
Accumulation Unit Value at end of period	$19.896	$19.223	$19.443	$19.213	$18.113	$17.358	$14.441	$14.501	$13.476	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	5	5	6	5	4	7
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.451	$13.756	$13.743	$13.099	$12.692	$10.676	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.770	$13.451	$13.756	$13.743	$13.099	$12.692	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.897	$21.708	$19.108	$20.496	$15.937	$11.022	$17.123	$19.057	$16.664	$15.228
Accumulation Unit Value at end of period	$30.716	$28.897	$21.708	$19.108	$20.496	$15.937	$11.022	$17.123	$19.057	$16.664
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	3	3	4	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.804	$15.042	$13.387	$14.518	$11.413	$7.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.821	$19.804	$15.042	$13.387	$14.518	$11.413	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.181	$19.784	$17.864	$18.597	$16.611	$10.831	$15.846	$15.354	$14.540	$14.213
Accumulation Unit Value at end of period	$21.123	$21.181	$19.784	$17.864	$18.597	$16.611	$10.831	$15.846	$15.354	$14.540
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	4	6	8	15	19	21	18
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.490	$13.685	$12.493	$13.149	$11.875	$7.829	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.293	$14.490	$13.685	$12.493	$13.149	$11.875	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.954	$19.741	$16.661	$16.478	$14.744	$11.636	$17.030	$16.617	$14.079	$13.445
Accumulation Unit Value at end of period	$29.042	$25.954	$19.741	$16.661	$16.478	$14.744	$11.636	$17.030	$16.617	$14.079
Number of Accumulation Units outstanding at end of period (in thousands)	10	15	20	25	36	44	40	34	44	39
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.256	$14.808	$12.636	$12.636	$11.431	$9.121	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.311	$19.256	$14.808	$12.636	$12.636	$11.431	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-15

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.557	$13.257	$11.868	$11.646	$10.573	$8.480	$14.381	$14.354	$12.912	$12.508
Accumulation Unit Value at end of period	$17.093	$15.557	$13.257	$11.868	$11.646	$10.573	$8.480	$14.381	$14.354	$12.912
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	23	19	27	34	53	78	106	166
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.994	$10.334	$9.353	$9.280	$8.518	$6.907	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.034	$11.994	$10.334	$9.353	$9.280	$8.518	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.546	$14.789	$13.039	$13.188	$11.575	$8.632	$13.038	$12.759	$11.395	$10.731
Accumulation Unit Value at end of period	$19.069	$17.546	$14.789	$13.039	$13.188	$11.575	$8.632	$13.038	$12.759	$11.395
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	5	12	20	21	24
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.863	$13.518	$12.050	$12.322	$10.935	$8.245	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.051	$15.863	$13.518	$12.050	$12.322	$10.935	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.629	$9.639	$8.072	$8.558	$7.838	$6.079	$11.208	$10.346	$8.457	$7.826
Accumulation Unit Value at end of period	$12.730	$12.629	$9.639	$8.072	$8.558	$7.838	$6.079	$11.208	$10.346	$8.457
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	11	15	15	17	23	37	50	56
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.367	$12.629	$10.693	$11.463	$10.615	$8.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.318	$16.367	$12.629	$10.693	$11.463	$10.615	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.407	$16.644	$13.708	$13.964	$13.730	$10.961	$13.315	$13.492	$13.216	$11.755
Accumulation Unit Value at end of period	$29.669	$23.407	$16.644	$13.708	$13.964	$13.730	$10.961	$13.315	$13.492	$13.216
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	5	6	8	15	25	36	50
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$13.642	$11.360	$11.700	$11.631	$9.388	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.790	$18.976	$13.642	$11.360	$11.700	$11.631	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-16

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.321	$11.794	$11.302	$12.035	$11.900	$11.158	$16.169	$13.575	$10.765	$9.975
Accumulation Unit Value at end of period	$15.159	$13.321	$11.794	$11.302	$12.035	$11.900	$11.158	$16.169	$13.575	$10.765
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	2	3	3	4	7	11	10	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.441	$12.927	$12.525	$13.485	$13.480	$12.781	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.254	$14.441	$12.927	$12.525	$13.485	$13.480	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.389	$12.907	$10.910	$11.526	$10.143	$7.867	$12.929	$13.855	$12.038	$11.519
Accumulation Unit Value at end of period	$19.126	$17.389	$12.907	$10.910	$11.526	$10.143	$7.867	$12.929	$13.855	$12.038
Number of Accumulation Units outstanding at end of period (in thousands)	36	54	63	76	99	124	168	275	392	507
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.955	$11.223	$9.591	$10.245	$9.116	$7.149	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.269	$14.955	$11.223	$9.591	$10.245	$9.116	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.968	$5.891	$5.046	$5.299	$4.550	$3.252	$5.264	$5.021	$4.662	$4.510
Accumulation Unit Value at end of period	$9.010	$7.968	$5.891	$5.046	$5.299	$4.550	$3.252	$5.264	$5.021	$4.662
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	7	7	10	16	12	17	22
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.035	$11.986	$10.381	$11.022	$9.568	$6.914	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.934	$16.035	$11.986	$10.381	$11.022	$9.568	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.286	$21.746	$18.870	$18.704	$16.486	$11.072	$15.107	$14.763	$13.476	$13.148
Accumulation Unit Value at end of period	$23.507	$23.286	$21.746	$18.870	$18.704	$16.486	$11.072	$15.107	$14.763	$13.476
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	9	16	21	13	31	36	45
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.442	$16.469	$14.448	$14.480	$12.904	$8.762	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.415	$17.442	$16.469	$14.448	$14.480	$12.904	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-17

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.298	$20.064	$18.238	$17.509	$16.037	$10.996	$14.566	$13.945	$13.430	$13.215
Accumulation Unit Value at end of period	$21.449	$20.298	$20.064	$18.238	$17.509	$16.037	$10.996	$14.566	$13.945	$13.430
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	6	13	16	11	21	22	31
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.284	$14.275	$13.119	$12.734	$11.793	$8.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.928	$14.284	$14.275	$13.119	$12.734	$11.793	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.333	$12.837	$10.604	$12.854	$11.768	$9.504	$17.086	$15.881	$12.521	$11.241
Accumulation Unit Value at end of period	$15.114	$16.333	$12.837	$10.604	$12.854	$11.768	$9.504	$17.086	$15.881	$12.521
Number of Accumulation Units outstanding at end of period (in thousands)	12	19	26	28	31	29	39	58	69	75
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.111	$12.009	$10.029	$12.291	$11.377	$9.291	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.830	$15.111	$12.009	$10.029	$12.291	$11.377	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.361	$11.816	$9.840	$12.062	$10.826	$7.876	$13.796	$12.269	$9.797	$8.337
Accumulation Unit Value at end of period	$13.386	$14.361	$11.816	$9.840	$12.062	$10.826	$7.876	$13.796	$12.269	$9.797
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	4	5	7	9	12	14
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.478	$14.540	$12.241	$15.173	$13.768	$10.127	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.113	$17.478	$14.540	$12.241	$15.173	$13.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.233	$13.363	$11.076	$12.929	$12.151	$9.706	$18.095	$17.026	$13.468	$11.892
Accumulation Unit Value at end of period	$14.585	$16.233	$13.363	$11.076	$12.929	$12.151	$9.706	$18.095	$17.026	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	18	22	26	32	56	76	87	92
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.772	$12.295	$10.303	$12.160	$11.555	$9.332	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.127	$14.772	$12.295	$10.303	$12.160	$11.555	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-18

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.552	$9.350	$8.064	$8.118	$7.174	$5.521	$9.203	$9.771	$8.635	$7.995
Accumulation Unit Value at end of period	$14.204	$12.552	$9.350	$8.064	$8.118	$7.174	$5.521	$9.203	$9.771	$8.635
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	19	24	34	41	62	100	132	152
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.768	$11.877	$10.356	$10.540	$9.417	$7.328	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.650	$15.768	$11.877	$10.356	$10.540	$9.417	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.173	$1.184	$1.195	$1.206	$1.217	$1.225	$1.203	$1.155	$1.115	$1.095
Accumulation Unit Value at end of period	$1.162	$1.173	$1.184	$1.195	$1.206	$1.217	$1.225	$1.203	$1.155	$1.115
Number of Accumulation Units outstanding at end of period (in thousands)	115	45	119	130	66	221	191	93	184	119
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.592	$9.789	$9.991	$10.197	$10.404	$10.583	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.592	$9.789	$9.991	$10.197	$10.404	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.779	$9.434	$8.134	$8.633	$7.271	$5.540	$9.112	$8.677	$8.050	$7.366
Accumulation Unit Value at end of period	$14.405	$12.779	$9.434	$8.134	$8.633	$7.271	$5.540	$9.112	$8.677	$8.050
Number of Accumulation Units outstanding at end of period (in thousands)	14	20	22	29	32	18	24	34	45	55
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.988	$12.680	$11.054	$11.862	$10.100	$7.781	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.940	$16.988	$12.680	$11.054	$11.862	$10.100	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.090	$19.910	$17.253	$18.309	$14.867	$10.770	$18.974	$18.782	$16.442	$14.728
Accumulation Unit Value at end of period	$30.908	$28.090	$19.910	$17.253	$18.309	$14.867	$10.770	$18.974	$18.782	$16.442
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	1	1	2	4	3	3	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.573	$14.027	$12.289	$13.186	$10.825	$7.929	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.301	$19.573	$14.027	$12.289	$13.186	$10.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-19

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.473	$11.692	$9.979	$10.219	$8.847	$6.688	$10.965	$10.979	$9.929	$9.523
Accumulation Unit Value at end of period	$17.652	$15.473	$11.692	$9.979	$10.219	$8.847	$6.688	$10.965	$10.979	$9.929
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	7	10	11	17	31	45
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.555	$11.883	$10.255	$10.618	$9.294	$7.103	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.551	$15.555	$11.883	$10.255	$10.618	$9.294	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.390	$27.683	$23.726	$25.091	$20.055	$15.357	$25.513	$29.430	$25.269	$23.775
Accumulation Unit Value at end of period	$39.413	$38.390	$27.683	$23.726	$25.091	$20.055	$15.357	$25.513	$29.430	$25.269
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	6	6	7	8	10	15	16
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.827	$12.997	$11.262	$12.042	$9.732	$7.534	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.102	$17.827	$12.997	$11.262	$12.042	$9.732	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Voyager Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.553	$10.896	$9.607	$11.776	$9.819	$6.033	$9.648	$9.208	$8.794	$8.380
Accumulation Unit Value at end of period	$16.945	$15.553	$10.896	$9.607	$11.776	$9.819	$6.033	$9.648	$9.208	$8.794
Number of Accumulation Units outstanding at end of period (in thousands)	16	30	33	34	47	59	72	111	144	193
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.359	$12.296	$10.961	$13.585	$11.452	$7.115	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.706	$17.359	$12.296	$10.961	$13.585	$11.452	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-20

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.343	$18.607	$18.442	$17.434	$16.736	$13.964	$14.055	$13.094	$12.807	$12.756
Accumulation Unit Value at end of period	$18.953	$18.343	$18.607	$18.442	$17.434	$16.736	$13.964	$14.055	$13.094	$12.807
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	4	5	3	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.105	$21.159	$18.677	$20.082	$15.651	$10.850	$16.900	$18.863	$16.528	$15.148
Accumulation Unit Value at end of period	$29.802	$28.105	$21.159	$18.677	$20.082	$15.651	$10.850	$16.900	$18.863	$16.528
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	4	6	6	7
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	12	14	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.984	$23.394	$21.177	$22.079	$19.783	$12.855	$18.758	$18.186	$17.273	$16.922
Accumulation Unit Value at end of period	$24.833	$24.984	$23.394	$21.177	$22.079	$19.783	$12.855	$18.758	$18.186	$17.273
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	13	15	16	19	17	17	22	24
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	—	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.276	$19.270	$16.306	$16.152	$14.480	$11.470	$16.816	$16.452	$13.976	$13.373
Accumulation Unit Value at end of period	$28.206	$25.276	$19.270	$16.306	$16.152	$14.480	$11.470	$16.816	$16.452	$13.976
Number of Accumulation Units outstanding at end of period (in thousands)	11	23	25	39	44	52	58	69	83	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	22	47	52	—	—	—	—

APP IV-21

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.645	$12.519	$11.231	$11.033	$10.050	$8.076	$13.754	$13.755	$12.407	$12.044
Accumulation Unit Value at end of period	$16.055	$14.645	$12.519	$11.231	$11.033	$10.050	$8.076	$13.754	$13.755	$12.407
Number of Accumulation Units outstanding at end of period (in thousands)	28	34	38	40	47	53	84	126	162	175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$50.766	$42.890	$37.916	$38.439	$33.835	$25.264	$38.252	$37.514	$33.558	$31.670
Accumulation Unit Value at end of period	$55.024	$50.766	$42.890	$37.916	$38.439	$33.835	$25.264	$38.252	$37.514	$33.558
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	4	4	4	5	6	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	5	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.882	$25.917	$21.771	$23.124	$21.255	$16.509	$30.496	$28.239	$23.137	$21.472
Accumulation Unit Value at end of period	$34.055	$33.882	$25.917	$21.771	$23.124	$21.255	$16.509	$30.496	$28.239	$23.137
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	3	3	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.188	$15.099	$12.467	$12.736	$12.548	$10.054	$12.239	$12.431	$12.208	$10.888
Accumulation Unit Value at end of period	$26.789	$21.188	$15.099	$12.467	$12.736	$12.548	$10.054	$12.239	$12.431	$12.208
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	4	4	4	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-22

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.847	$25.587	$24.592	$26.246	$26.019	$24.468	$35.537	$29.911	$23.770	$22.102
Accumulation Unit Value at end of period	$32.740	$28.847	$25.587	$24.592	$26.246	$26.019	$24.468	$35.537	$29.911	$23.770
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	—	—	—	—
Putnam VT Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$73.389	$54.607	$46.273	$48.989	$43.239	$33.627	$55.378	$59.500	$51.822	$49.717
Accumulation Unit Value at end of period	$80.498	$73.389	$54.607	$46.273	$48.989	$43.239	$33.627	$55.378	$59.500	$51.822
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	12	14	17	25	35	42	47
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.090	$10.600	$9.082	$9.721	$8.675	$6.821	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.286	$14.090	$10.600	$9.082	$9.721	$8.675	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	5	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.602	$5.638	$4.841	$5.098	$4.387	$3.144	$5.093	$4.878	$4.537	$4.399
Accumulation Unit Value at end of period	$8.578	$7.602	$5.638	$4.841	$5.098	$4.387	$3.144	$5.093	$4.878	$4.537
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	7	7	12	10	11	9
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$53.203	$49.799	$43.336	$42.996	$38.062	$25.585	$34.937	$34.312	$31.341	$30.690
Accumulation Unit Value at end of period	$53.521	$53.203	$49.799	$43.336	$42.996	$38.062	$25.585	$34.937	$34.312	$31.341
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	6	7	9	9	11	14
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	—	—	—	—

APP IV-23

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$39.508	$39.152	$35.691	$34.316	$31.531	$21.706	$28.805	$27.636	$26.693	$26.327
Accumulation Unit Value at end of period	$41.661	$39.508	$39.152	$35.691	$34.316	$31.531	$21.706	$28.805	$27.636	$26.693
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	12	14	16	18	21	25	30	33
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	6	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.967	$19.681	$16.297	$19.807	$18.174	$14.721	$26.516	$24.702	$19.526	$17.569
Accumulation Unit Value at end of period	$23.055	$24.967	$19.681	$16.297	$19.807	$18.174	$14.721	$26.516	$24.702	$19.526
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	4	8	9	9	21	30	35	39
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.281	$16.732	$13.959	$17.165	$15.444	$11.268	$19.777	$17.636	$14.116	$12.039
Accumulation Unit Value at end of period	$18.854	$20.281	$16.732	$13.959	$17.165	$15.444	$11.268	$19.777	$17.636	$14.116
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	1	1	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.957	$18.964	$15.731	$18.420	$17.359	$13.887	$25.973	$24.504	$19.444	$17.204
Accumulation Unit Value at end of period	$20.583	$22.957	$18.964	$15.731	$18.420	$17.359	$13.887	$25.973	$24.504	$19.444
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	4	5	6	8	17	18	19
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-24

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.131	$10.558	$9.123	$9.206	$8.159	$6.296	$10.514	$11.193	$9.918	$9.202
Accumulation Unit Value at end of period	$15.945	$14.131	$10.558	$9.123	$9.206	$8.159	$6.296	$10.514	$11.193	$9.918
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	10	15	16	21	25	49	55	52
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.782	$1.798	$1.815	$1.832	$1.849	$1.863	$1.834	$1.766	$1.709	$1.682
Accumulation Unit Value at end of period	$1.765	$1.782	$1.798	$1.815	$1.832	$1.849	$1.863	$1.834	$1.766	$1.709
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	62	71	71	130	114	3	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047	$—	$—	$—	$—
Accumulation Unit Value at end of period	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	34	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.552	$25.565	$22.105	$23.511	$19.852	$15.168	$24.998	$23.867	$22.195	$20.370
Accumulation Unit Value at end of period	$38.842	$34.552	$25.565	$22.105	$23.511	$19.852	$15.168	$24.998	$23.867	$22.195
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	9	12	6	8	10	16	16
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.373	$19.451	$16.891	$17.973	$14.625	$10.622	$18.757	$18.621	$16.338	$14.669
Accumulation Unit Value at end of period	$30.031	$27.373	$19.451	$16.891	$17.973	$14.625	$10.622	$18.757	$18.621	$16.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	5	6	7	8	8	11	9
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	5	18	21	—	—	—	—

APP IV-25

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.600	$14.837	$12.702	$13.052	$11.322	$8.582	$14.098	$14.154	$12.837	$12.341
Accumulation Unit Value at end of period	$22.299	$19.600	$14.837	$12.702	$13.052	$11.322	$8.582	$14.098	$14.154	$12.837
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	6	6	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.575	$25.002	$21.484	$22.765	$18.242	$14.001	$23.310	$26.962	$23.206	$21.889
Accumulation Unit Value at end of period	$35.424	$34.575	$25.002	$21.484	$22.765	$18.242	$14.001	$23.310	$26.962	$23.206
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	2	2	4	5	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Voyager Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$92.095	$64.689	$57.171	$70.258	$58.716	$36.167	$57.986	$55.477	$53.119	$50.738
Accumulation Unit Value at end of period	$100.092	$92.095	$64.689	$57.171	$70.258	$58.716	$36.167	$57.986	$55.477	$53.119
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	7	8	9	11	18	25	30
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.294	$7.311	$6.533	$8.117	$6.858	$4.271	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.066	$10.294	$7.311	$6.533	$8.117	$6.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
To obtain a Statement of Additional Information, please complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code

Contract Name
Issue Date

Statement of Additional Information
Hartford Life Insurance Company
Separate Account Ten
Putnam Hartford Capital Manager Edge Series I/IR
Putnam Hartford Capital Manager Edge Series II
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015

2	Hartford Life Insurance Company

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been 2014: $1,754,486; 2013: $1,192,870; and 2012: $981,197.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

Hartford Life Insurance Company	3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7 ] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4	Hartford Life Insurance Company

Appendix IV — Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.
IA Shares

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.223	$19.443	$19.213	$18.113	$17.358	$14.441	$14.501	$13.476	$13.144	$13.053
Accumulation Unit Value at end of period	$19.896	$19.223	$19.443	$19.213	$18.113	$17.358	$14.441	$14.501	$13.476	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	22	88
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.826	$19.070	$18.873	$17.819	$17.102	$14.249	$14.330	$13.337	$13.027	$12.958
Accumulation Unit Value at end of period	$19.456	$18.826	$19.070	$18.873	$17.819	$17.102	$14.249	$14.330	$13.337	$13.027
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.732	$18.985	$18.798	$17.757	$17.051	$14.214	$14.301	$13.317	$13.015	$12.951
Accumulation Unit Value at end of period	$19.350	$18.732	$18.985	$18.798	$17.757	$17.051	$14.214	$14.301	$13.317	$13.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.345	$18.621	$18.465	$17.469	$16.799	$14.025	$14.133	$13.180	$12.900	$12.856
Accumulation Unit Value at end of period	$18.922	$18.345	$18.621	$18.465	$17.469	$16.799	$14.025	$14.133	$13.180	$12.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.345	$18.621	$18.465	$17.469	$16.799	$14.025	$14.133	$13.180	$12.900	$12.856
Accumulation Unit Value at end of period	$18.922	$18.345	$18.621	$18.465	$17.469	$16.799	$14.025	$14.133	$13.180	$12.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.034	$18.332	$18.206	$17.250	$16.614	$13.891	$14.018	$13.093	$12.834	$12.810
Accumulation Unit Value at end of period	$18.573	$18.034	$18.332	$18.206	$17.250	$16.614	$13.891	$14.018	$13.093	$12.834
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	3
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.034	$18.332	$18.206	$17.250	$16.614	$13.891	$14.018	$13.093	$12.834	$12.810
Accumulation Unit Value at end of period	$18.573	$18.034	$18.332	$18.206	$17.250	$16.614	$13.891	$14.018	$13.093	$12.834
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	3
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.931	$18.237	$18.121	$17.177	$16.552	$13.846	$13.980	$13.064	$12.812	$12.794
Accumulation Unit Value at end of period	$18.458	$17.931	$18.237	$18.121	$17.177	$16.552	$13.846	$13.980	$13.064	$12.812
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.596	$17.914	$17.817	$16.906	$16.307	$13.655	$13.801	$12.909	$12.673	$12.668

Hartford Life Insurance Company	5

Accumulation Unit Value at end of period	$18.094	$17.596	$17.914	$17.817	$16.906	$16.307	$13.655	$13.801	$12.909	$12.673
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	7	8	9	10	40	31	32	34
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.627	$17.954	$17.867	$16.962	$16.369	$13.714	$13.867	$12.977	$12.746	$12.748
Accumulation Unit Value at end of period	$18.117	$17.627	$17.954	$17.867	$16.962	$16.369	$13.714	$13.867	$12.977	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.627	$17.954	$17.867	$16.962	$16.369	$13.714	$13.867	$12.977	$12.746	$12.748
Accumulation Unit Value at end of period	$18.117	$17.627	$17.954	$17.867	$16.962	$16.369	$13.714	$13.867	$12.977	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.930	$14.196	$14.133	$13.424	$12.962	$10.864	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.310	$13.930	$14.196	$14.133	$13.424	$12.962	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.146	$17.491	$17.432	$16.574	$16.018	$13.440	$13.611	$12.757	$12.549	$12.569
Accumulation Unit Value at end of period	$17.597	$17.146	$17.491	$17.432	$16.574	$16.018	$13.440	$13.611	$12.757	$12.549
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.443	$13.720	$13.680	$13.013	$12.584	$10.563	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.443	$13.720	$13.680	$13.013	$12.584	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.940	$17.298	$17.256	$16.423	$15.889	$13.345	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.367	$16.940	$17.298	$17.256	$16.423	$15.889	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.451	$13.756	$13.743	$13.099	$12.692	$10.676	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.770	$13.451	$13.756	$13.743	$13.099	$12.692	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.897	$21.708	$19.108	$20.496	$15.937	$11.022	$17.123	$19.057	$16.664	$15.228
Accumulation Unit Value at end of period	$30.716	$28.897	$21.708	$19.108	$20.496	$15.937	$11.022	$17.123	$19.057	$16.664
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	3	2	2	3	3
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.438	$21.395	$18.861	$20.262	$15.779	$10.928	$17.003	$18.953	$16.598	$15.190
Accumulation Unit Value at end of period	$30.184	$28.438	$21.395	$18.861	$20.262	$15.779	$10.928	$17.003	$18.953	$16.598
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

6	Hartford Life Insurance Company

With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.287	$21.292	$18.780	$20.185	$15.726	$10.897	$16.964	$18.918	$16.576	$15.177
Accumulation Unit Value at end of period	$30.008	$28.287	$21.292	$18.780	$20.185	$15.726	$10.897	$16.964	$18.918	$16.576
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.838	$20.985	$18.537	$19.954	$15.569	$10.805	$16.845	$18.814	$16.510	$15.140
Accumulation Unit Value at end of period	$29.487	$27.838	$20.985	$18.537	$19.954	$15.569	$10.805	$16.845	$18.814	$16.510
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.838	$20.985	$18.537	$19.954	$15.569	$10.805	$16.845	$18.814	$16.510	$15.140
Accumulation Unit Value at end of period	$29.487	$27.838	$20.985	$18.537	$19.954	$15.569	$10.805	$16.845	$18.814	$16.510
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.396	$20.683	$18.297	$19.726	$15.414	$10.714	$16.728	$18.711	$16.444	$15.102
Accumulation Unit Value at end of period	$28.976	$27.396	$20.683	$18.297	$19.726	$15.414	$10.714	$16.728	$18.711	$16.444
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.396	$20.683	$18.297	$19.726	$15.414	$10.714	$16.728	$18.711	$16.444	$15.102
Accumulation Unit Value at end of period	$28.976	$27.396	$20.683	$18.297	$19.726	$15.414	$10.714	$16.728	$18.711	$16.444
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.250	$20.584	$18.218	$19.650	$15.363	$10.683	$16.689	$18.677	$16.422	$15.089
Accumulation Unit Value at end of period	$28.807	$27.250	$20.584	$18.218	$19.650	$15.363	$10.683	$16.689	$18.677	$16.422
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.961	$20.386	$18.061	$19.500	$15.261	$10.623	$16.611	$18.608	$16.378	$15.064
Accumulation Unit Value at end of period	$28.473	$26.961	$20.386	$18.061	$19.500	$15.261	$10.623	$16.611	$18.608	$16.378
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	3	3	6
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.818	$20.287	$17.983	$19.425	$15.210	$10.593	$16.572	$18.574	$16.356	$15.051
Accumulation Unit Value at end of period	$28.307	$26.818	$20.287	$17.983	$19.425	$15.210	$10.593	$16.572	$18.574	$16.356
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.818	$20.287	$17.983	$19.425	$15.210	$10.593	$16.572	$18.574	$16.356	$15.051
Accumulation Unit Value at end of period	$28.307	$26.818	$20.287	$17.983	$19.425	$15.210	$10.593	$16.572	$18.574	$16.356
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.510	$15.523	$13.767	$14.879	$11.656	$8.122	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.638	$20.510	$15.523	$13.767	$14.879	$11.656	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.401	$20.002	$17.757	$19.210	$15.064	$10.507	$16.462	$18.479	$16.296	$15.019

Hartford Life Insurance Company	7

Accumulation Unit Value at end of period	$27.826	$26.401	$20.002	$17.757	$19.210	$15.064	$10.507	$16.462	$18.479	$16.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.773	$20.294	$18.025	$19.510	$15.307	$10.681	$—	$—	$—	$—
Accumulation Unit Value at end of period	$28.204	$26.773	$20.294	$18.025	$19.510	$15.307	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.112	$19.803	$17.597	$19.057	$14.959	$10.444	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.494	$26.112	$19.803	$17.597	$19.057	$14.959	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.804	$15.042	$13.387	$14.518	$11.413	$7.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.821	$19.804	$15.042	$13.387	$14.518	$11.413	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.181	$19.784	$17.864	$18.597	$16.611	$10.831	$15.846	$15.354	$14.540	$14.213
Accumulation Unit Value at end of period	$21.123	$21.181	$19.784	$17.864	$18.597	$16.611	$10.831	$15.846	$15.354	$14.540
Number of Accumulation Units outstanding at end of period (in thousands)	16	7	7	7	7	7	6	6	8	20
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.734	$19.396	$17.539	$18.287	$16.359	$10.683	$15.652	$15.189	$14.405	$14.103
Accumulation Unit Value at end of period	$20.647	$20.734	$19.396	$17.539	$18.287	$16.359	$10.683	$15.652	$15.189	$14.405
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	3	2	3
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.641	$19.318	$17.478	$18.231	$16.318	$10.661	$15.629	$15.173	$14.398	$14.102
Accumulation Unit Value at end of period	$20.544	$20.641	$19.318	$17.478	$18.231	$16.318	$10.661	$15.629	$15.173	$14.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.206	$18.940	$17.161	$17.927	$16.070	$10.515	$15.437	$15.010	$14.264	$13.993
Accumulation Unit Value at end of period	$20.080	$20.206	$18.940	$17.161	$17.927	$16.070	$10.515	$15.437	$15.010	$14.264
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.206	$18.940	$17.161	$17.927	$16.070	$10.515	$15.437	$15.010	$14.264	$13.993
Accumulation Unit Value at end of period	$20.080	$20.206	$18.940	$17.161	$17.927	$16.070	$10.515	$15.437	$15.010	$14.264
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.862	$18.646	$16.920	$17.703	$15.892	$10.414	$15.312	$14.911	$14.192	$13.942
Accumulation Unit Value at end of period	$19.710	$19.862	$18.646	$16.920	$17.703	$15.892	$10.414	$15.312	$14.911	$14.192
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.862	$18.646	$16.920	$17.703	$15.892	$10.414	$15.312	$14.911	$14.192	$13.942

8	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$19.710	$19.862	$18.646	$16.920	$17.703	$15.892	$10.414	$15.312	$14.911	$14.192
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.749	$18.549	$16.840	$17.628	$15.833	$10.381	$15.271	$14.878	$14.167	$13.925
Accumulation Unit Value at end of period	$19.588	$19.749	$18.549	$16.840	$17.628	$15.833	$10.381	$15.271	$14.878	$14.167
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.701	$22.282	$20.250	$21.219	$19.077	$12.520	$18.436	$17.980	$17.138	$16.862
Accumulation Unit Value at end of period	$23.483	$23.701	$22.282	$20.250	$21.219	$19.077	$12.520	$18.436	$17.980	$17.138
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	40	46	23	23	27
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.414	$18.261	$16.604	$17.407	$15.658	$10.281	$15.147	$14.780	$14.095	$13.875
Accumulation Unit Value at end of period	$19.226	$19.414	$18.261	$16.604	$17.407	$15.658	$10.281	$15.147	$14.780	$14.095
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.414	$18.261	$16.604	$17.407	$15.658	$10.281	$15.147	$14.780	$14.095	$13.875
Accumulation Unit Value at end of period	$19.226	$19.414	$18.261	$16.604	$17.407	$15.658	$10.281	$15.147	$14.780	$14.095
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.006	$14.123	$12.847	$13.475	$12.127	$7.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.854	$15.006	$14.123	$12.847	$13.475	$12.127	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.069	$21.732	$19.790	$20.778	$18.718	$12.309	$18.162	$17.748	$16.951	$16.711
Accumulation Unit Value at end of period	$22.812	$23.069	$21.732	$19.790	$20.778	$18.718	$12.309	$18.162	$17.748	$16.951
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.515	$18.394	$16.758	$17.603	$15.866	$10.439	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.288	$19.515	$18.394	$16.758	$17.603	$15.866	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.791	$21.492	$19.591	$20.589	$18.566	$12.221	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.515	$22.791	$21.492	$19.591	$20.589	$18.566	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.490	$13.685	$12.493	$13.149	$11.875	$7.829	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.293	$14.490	$13.685	$12.493	$13.149	$11.875	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,

Hartford Life Insurance Company	9

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.954	$19.741	$16.661	$16.478	$14.744	$11.636	$17.030	$16.617	$14.079	$13.445
Accumulation Unit Value at end of period	$29.042	$25.954	$19.741	$16.661	$16.478	$14.744	$11.636	$17.030	$16.617	$14.079
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	1	32	33	8	6	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.542	$19.457	$16.446	$16.290	$14.598	$11.538	$16.911	$16.526	$14.023	$13.411
Accumulation Unit Value at end of period	$28.538	$25.542	$19.457	$16.446	$16.290	$14.598	$11.538	$16.911	$16.526	$14.023
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.406	$19.363	$16.374	$16.228	$14.549	$11.505	$16.872	$16.495	$14.004	$13.400
Accumulation Unit Value at end of period	$28.372	$25.406	$19.363	$16.374	$16.228	$14.549	$11.505	$16.872	$16.495	$14.004
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.003	$19.084	$16.163	$16.042	$14.404	$11.408	$16.754	$16.405	$13.948	$13.367
Accumulation Unit Value at end of period	$27.880	$25.003	$19.084	$16.163	$16.042	$14.404	$11.408	$16.754	$16.405	$13.948
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.003	$19.084	$16.163	$16.042	$14.404	$11.408	$16.754	$16.405	$13.948	$13.367
Accumulation Unit Value at end of period	$27.880	$25.003	$19.084	$16.163	$16.042	$14.404	$11.408	$16.754	$16.405	$13.948
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.606	$18.810	$15.954	$15.859	$14.261	$11.311	$16.637	$16.315	$13.892	$13.333
Accumulation Unit Value at end of period	$27.396	$24.606	$18.810	$15.954	$15.859	$14.261	$11.311	$16.637	$16.315	$13.892
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.606	$18.810	$15.954	$15.859	$14.261	$11.311	$16.637	$16.315	$13.892	$13.333
Accumulation Unit Value at end of period	$27.396	$24.606	$18.810	$15.954	$15.859	$14.261	$11.311	$16.637	$16.315	$13.892
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.475	$18.719	$15.885	$15.798	$14.213	$11.279	$16.598	$16.285	$13.874	$13.322
Accumulation Unit Value at end of period	$27.237	$24.475	$18.719	$15.885	$15.798	$14.213	$11.279	$16.598	$16.285	$13.874
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.215	$18.539	$15.748	$15.677	$14.119	$11.215	$16.521	$16.226	$13.837	$13.300
Accumulation Unit Value at end of period	$26.921	$24.215	$18.539	$15.748	$15.677	$14.119	$11.215	$16.521	$16.226	$13.837
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	12	14	15	19	4	9	9	4
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.087	$18.449	$15.680	$15.617	$14.072	$11.184	$16.483	$16.196	$13.818	$13.289
Accumulation Unit Value at end of period	$26.764	$24.087	$18.449	$15.680	$15.617	$14.072	$11.184	$16.483	$16.196	$13.818
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

10	Hartford Life Insurance Company

Accumulation Unit Value at beginning of period	$24.087	$18.449	$15.680	$15.617	$14.072	$11.184	$16.483	$16.196	$13.818	$13.289
Accumulation Unit Value at end of period	$26.764	$24.087	$18.449	$15.680	$15.617	$14.072	$11.184	$16.483	$16.196	$13.818
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.942	$15.282	$12.995	$12.949	$11.674	$9.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.147	$19.942	$15.282	$12.995	$12.949	$11.674	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.712	$18.190	$15.482	$15.444	$13.936	$11.093	$16.373	$16.112	$13.768	$13.260
Accumulation Unit Value at end of period	$26.309	$23.712	$18.190	$15.482	$15.444	$13.936	$11.093	$16.373	$16.112	$13.768
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.246	$17.074	$14.540	$14.511	$13.101	$10.433	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.670	$22.246	$17.074	$14.540	$14.511	$13.101	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.453	$18.009	$15.344	$15.321	$13.839	$11.026	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.995	$23.453	$18.009	$15.344	$15.321	$13.839	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.256	$14.808	$12.636	$12.636	$11.431	$9.121	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.311	$19.256	$14.808	$12.636	$12.636	$11.431	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.557	$13.257	$11.868	$11.646	$10.573	$8.480	$14.381	$14.354	$12.912	$12.508
Accumulation Unit Value at end of period	$17.093	$15.557	$13.257	$11.868	$11.646	$10.573	$8.480	$14.381	$14.354	$12.912
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.228	$12.997	$11.652	$11.452	$10.413	$8.363	$14.205	$14.200	$12.792	$12.411
Accumulation Unit Value at end of period	$16.708	$15.228	$12.997	$11.652	$11.452	$10.413	$8.363	$14.205	$14.200	$12.792
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	4	4
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.160	$12.945	$11.611	$11.417	$10.386	$8.347	$14.183	$14.185	$12.786	$12.410
Accumulation Unit Value at end of period	$16.624	$15.160	$12.945	$11.611	$11.417	$10.386	$8.347	$14.183	$14.185	$12.786
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.840	$12.691	$11.401	$11.227	$10.228	$8.232	$14.009	$14.032	$12.667	$12.314
Accumulation Unit Value at end of period	$16.249	$14.840	$12.691	$11.401	$11.227	$10.228	$8.232	$14.009	$14.032	$12.667
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	11

With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.840	$12.691	$11.401	$11.227	$10.228	$8.232	$14.009	$14.032	$12.667	$12.314
Accumulation Unit Value at end of period	$16.249	$14.840	$12.691	$11.401	$11.227	$10.228	$8.232	$14.009	$14.032	$12.667
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.588	$12.494	$11.241	$11.086	$10.115	$8.153	$13.896	$13.940	$12.602	$12.269
Accumulation Unit Value at end of period	$15.949	$14.588	$12.494	$11.241	$11.086	$10.115	$8.153	$13.896	$13.940	$12.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.588	$12.494	$11.241	$11.086	$10.115	$8.153	$13.896	$13.940	$12.602	$12.269
Accumulation Unit Value at end of period	$15.949	$14.588	$12.494	$11.241	$11.086	$10.115	$8.153	$13.896	$13.940	$12.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.505	$12.429	$11.188	$11.039	$10.078	$8.127	$13.858	$13.909	$12.581	$12.254
Accumulation Unit Value at end of period	$15.850	$14.505	$12.429	$11.188	$11.039	$10.078	$8.127	$13.858	$13.909	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.063	$12.063	$10.869	$10.735	$9.810	$7.919	$13.517	$13.580	$12.295	$11.988
Accumulation Unit Value at end of period	$15.352	$14.063	$12.063	$10.869	$10.735	$9.810	$7.919	$13.517	$13.580	$12.295
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	6	8	8	9	30	73	76	78
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.259	$12.237	$11.031	$10.901	$9.966	$8.049	$13.746	$13.817	$12.516	$12.210
Accumulation Unit Value at end of period	$15.558	$14.259	$12.237	$11.031	$10.901	$9.966	$8.049	$13.746	$13.817	$12.516
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.259	$12.237	$11.031	$10.901	$9.966	$8.049	$13.746	$13.817	$12.516	$12.210
Accumulation Unit Value at end of period	$15.558	$14.259	$12.237	$11.031	$10.901	$9.966	$8.049	$13.746	$13.817	$12.516
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.421	$10.665	$9.619	$9.510	$8.699	$7.029	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.546	$12.421	$10.665	$9.619	$9.510	$8.699	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.688	$11.765	$10.622	$10.512	$9.625	$7.785	$13.316	$13.404	$12.161	$11.881
Accumulation Unit Value at end of period	$14.913	$13.688	$11.765	$10.622	$10.512	$9.625	$7.785	$13.316	$13.404	$12.161
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.171	$15.625	$14.114	$13.975	$12.803	$10.361	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.787	$18.171	$15.625	$14.114	$13.975	$12.803	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

12	Hartford Life Insurance Company

With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$11.635	$10.514	$10.416	$9.547	$7.730	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.719	$13.523	$11.635	$10.514	$10.416	$9.547	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	7	8	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.994	$10.334	$9.353	$9.280	$8.518	$6.907	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.034	$11.994	$10.334	$9.353	$9.280	$8.518	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.546	$14.789	$13.039	$13.188	$11.575	$8.632	$13.038	$12.759	$11.395	$10.731
Accumulation Unit Value at end of period	$19.069	$17.546	$14.789	$13.039	$13.188	$11.575	$8.632	$13.038	$12.759	$11.395
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.176	$14.498	$12.802	$12.968	$11.398	$8.514	$12.879	$12.622	$11.290	$10.648
Accumulation Unit Value at end of period	$18.639	$17.176	$14.498	$12.802	$12.968	$11.398	$8.514	$12.879	$12.622	$11.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.099	$14.440	$12.757	$12.928	$11.370	$8.497	$12.859	$12.609	$11.284	$10.648
Accumulation Unit Value at end of period	$18.545	$17.099	$14.440	$12.757	$12.928	$11.370	$8.497	$12.859	$12.609	$11.284
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.738	$14.157	$12.526	$12.713	$11.197	$8.380	$12.702	$12.473	$11.179	$10.565
Accumulation Unit Value at end of period	$18.127	$16.738	$14.157	$12.526	$12.713	$11.197	$8.380	$12.702	$12.473	$11.179
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.738	$14.157	$12.526	$12.713	$11.197	$8.380	$12.702	$12.473	$11.179	$10.565
Accumulation Unit Value at end of period	$18.127	$16.738	$14.157	$12.526	$12.713	$11.197	$8.380	$12.702	$12.473	$11.179
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.454	$13.937	$12.350	$12.553	$11.073	$8.300	$12.599	$12.391	$11.122	$10.526
Accumulation Unit Value at end of period	$17.792	$16.454	$13.937	$12.350	$12.553	$11.073	$8.300	$12.599	$12.391	$11.122
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.454	$13.937	$12.350	$12.553	$11.073	$8.300	$12.599	$12.391	$11.122	$10.526
Accumulation Unit Value at end of period	$17.792	$16.454	$13.937	$12.350	$12.553	$11.073	$8.300	$12.599	$12.391	$11.122
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.360	$13.865	$12.292	$12.501	$11.032	$8.273	$12.565	$12.364	$11.103	$10.514
Accumulation Unit Value at end of period	$17.682	$16.360	$13.865	$12.292	$12.501	$11.032	$8.273	$12.565	$12.364	$11.103
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	13

With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$48.476	$41.124	$36.495	$37.151	$32.819	$24.636	$37.454	$36.891	$33.162	$31.434
Accumulation Unit Value at end of period	$52.340	$48.476	$41.124	$36.495	$37.151	$32.819	$24.636	$37.454	$36.891	$33.162
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	38	38	20	2	2
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.082	$13.650	$12.120	$12.344	$10.910	$8.194	$12.463	$12.282	$11.046	$10.476
Accumulation Unit Value at end of period	$17.356	$16.082	$13.650	$12.120	$12.344	$10.910	$8.194	$12.463	$12.282	$11.046
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.082	$13.650	$12.120	$12.344	$10.910	$8.194	$12.463	$12.282	$11.046	$10.476
Accumulation Unit Value at end of period	$17.356	$16.082	$13.650	$12.120	$12.344	$10.910	$8.194	$12.463	$12.282	$11.046
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.428	$13.950	$12.393	$12.628	$11.167	$8.391	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.720	$16.428	$13.950	$12.393	$12.628	$11.167	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$47.185	$40.108	$35.665	$36.379	$32.202	$24.221	$36.896	$36.415	$32.800	$31.153
Accumulation Unit Value at end of period	$50.845	$47.185	$40.108	$35.665	$36.379	$32.202	$24.221	$36.896	$36.415	$32.800
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.314	$17.276	$15.370	$15.685	$13.891	$10.454	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.878	$20.314	$17.276	$15.370	$15.685	$13.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$46.616	$39.665	$35.306	$36.049	$31.941	$24.049	$—	$—	$—	$—
Accumulation Unit Value at end of period	$50.182	$46.616	$39.665	$35.306	$36.049	$31.941	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.863	$13.518	$12.050	$12.322	$10.935	$8.245	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.051	$15.863	$13.518	$12.050	$12.322	$10.935	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.629	$9.639	$8.072	$8.558	$7.838	$6.079	$11.208	$10.346	$8.457	$7.826
Accumulation Unit Value at end of period	$12.730	$12.629	$9.639	$8.072	$8.558	$7.838	$6.079	$11.208	$10.346	$8.457
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.362	$9.449	$7.925	$8.415	$7.719	$5.996	$11.071	$10.235	$8.379	$7.765

14	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$12.443	$12.362	$9.449	$7.925	$8.415	$7.719	$5.996	$11.071	$10.235	$8.379
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.307	$9.411	$7.897	$8.390	$7.700	$5.984	$11.054	$10.224	$8.374	$7.765
Accumulation Unit Value at end of period	$12.381	$12.307	$9.411	$7.897	$8.390	$7.700	$5.984	$11.054	$10.224	$8.374
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.047	$9.227	$7.754	$8.250	$7.582	$5.902	$10.919	$10.114	$8.297	$7.705
Accumulation Unit Value at end of period	$12.101	$12.047	$9.227	$7.754	$8.250	$7.582	$5.902	$10.919	$10.114	$8.297
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.047	$9.227	$7.754	$8.250	$7.582	$5.902	$10.919	$10.114	$8.297	$7.705
Accumulation Unit Value at end of period	$12.101	$12.047	$9.227	$7.754	$8.250	$7.582	$5.902	$10.919	$10.114	$8.297
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.842	$9.084	$7.645	$8.146	$7.498	$5.845	$10.830	$10.048	$8.254	$7.677
Accumulation Unit Value at end of period	$11.878	$11.842	$9.084	$7.645	$8.146	$7.498	$5.845	$10.830	$10.048	$8.254
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.842	$9.084	$7.645	$8.146	$7.498	$5.845	$10.830	$10.048	$8.254	$7.677
Accumulation Unit Value at end of period	$11.878	$11.842	$9.084	$7.645	$8.146	$7.498	$5.845	$10.830	$10.048	$8.254
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.775	$9.036	$7.609	$8.112	$7.471	$5.826	$10.801	$10.025	$8.240	$7.667
Accumulation Unit Value at end of period	$11.804	$11.775	$9.036	$7.609	$8.112	$7.471	$5.826	$10.801	$10.025	$8.240
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.484	$24.954	$21.034	$22.446	$20.692	$16.154	$29.977	$27.852	$22.915	$21.344
Accumulation Unit Value at end of period	$32.533	$32.484	$24.954	$21.034	$22.446	$20.692	$16.154	$29.977	$27.852	$22.915
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	4	7	6	12	14	16	20
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.575	$8.896	$7.502	$8.010	$7.388	$5.771	$10.714	$9.959	$8.198	$7.640
Accumulation Unit Value at end of period	$11.587	$11.575	$8.896	$7.502	$8.010	$7.388	$5.771	$10.714	$9.959	$8.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.575	$8.896	$7.502	$8.010	$7.388	$5.771	$10.714	$9.959	$8.198	$7.640
Accumulation Unit Value at end of period	$11.587	$11.575	$8.896	$7.502	$8.010	$7.388	$5.771	$10.714	$9.959	$8.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.950	$13.034	$10.997	$11.747	$10.840	$8.471	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.958	$16.950	$13.034	$10.997	$11.747	$10.840	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	15

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.618	$24.338	$20.555	$21.979	$20.303	$15.882	$29.530	$27.492	$22.664	$21.153
Accumulation Unit Value at end of period	$31.603	$31.618	$24.338	$20.555	$21.979	$20.303	$15.882	$29.530	$27.492	$22.664
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.952	$16.136	$13.635	$14.587	$13.481	$10.550	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.931	$20.952	$16.136	$13.635	$14.587	$13.481	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.237	$24.068	$20.348	$21.779	$20.138	$15.769	$—	$—	$—	$—
Accumulation Unit Value at end of period	$31.190	$31.237	$24.068	$20.348	$21.779	$20.138	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.367	$12.629	$10.693	$11.463	$10.615	$8.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.318	$16.367	$12.629	$10.693	$11.463	$10.615	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.407	$16.644	$13.708	$13.964	$13.730	$10.961	$13.315	$13.492	$13.216	$11.755
Accumulation Unit Value at end of period	$29.669	$23.407	$16.644	$13.708	$13.964	$13.730	$10.961	$13.315	$13.492	$13.216
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	5	5	5	10	13
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.914	$16.317	$13.460	$13.731	$13.521	$10.810	$13.152	$13.347	$13.093	$11.664
Accumulation Unit Value at end of period	$29.000	$22.914	$16.317	$13.460	$13.731	$13.521	$10.810	$13.152	$13.347	$13.093
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	3
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.810	$16.251	$13.412	$13.690	$13.487	$10.789	$13.132	$13.333	$13.086	$11.663
Accumulation Unit Value at end of period	$28.855	$22.810	$16.251	$13.412	$13.690	$13.487	$10.789	$13.132	$13.333	$13.086
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.329	$15.933	$13.169	$13.461	$13.282	$10.640	$12.972	$13.189	$12.965	$11.573
Accumulation Unit Value at end of period	$28.204	$22.329	$15.933	$13.169	$13.461	$13.282	$10.640	$12.972	$13.189	$12.965
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.329	$15.933	$13.169	$13.461	$13.282	$10.640	$12.972	$13.189	$12.965	$11.573
Accumulation Unit Value at end of period	$28.204	$22.329	$15.933	$13.169	$13.461	$13.282	$10.640	$12.972	$13.189	$12.965
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.950	$15.685	$12.984	$13.292	$13.135	$10.538	$12.867	$13.102	$12.898	$11.531
Accumulation Unit Value at end of period	$27.683	$21.950	$15.685	$12.984	$13.292	$13.135	$10.538	$12.867	$13.102	$12.898

16	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.950	$15.685	$12.984	$13.292	$13.135	$10.538	$12.867	$13.102	$12.898	$11.531
Accumulation Unit Value at end of period	$27.683	$21.950	$15.685	$12.984	$13.292	$13.135	$10.538	$12.867	$13.102	$12.898
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.825	$15.604	$12.923	$13.236	$13.086	$10.505	$12.832	$13.073	$12.876	$11.517
Accumulation Unit Value at end of period	$27.512	$21.825	$15.604	$12.923	$13.236	$13.086	$10.505	$12.832	$13.073	$12.876
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.335	$14.553	$12.065	$12.370	$12.242	$9.837	$12.028	$12.267	$12.094	$10.828
Accumulation Unit Value at end of period	$25.608	$20.335	$14.553	$12.065	$12.370	$12.242	$9.837	$12.028	$12.267	$12.094
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	5	7	6	13	24	25	28
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.454	$15.362	$12.742	$13.070	$12.942	$10.404	$12.728	$12.987	$12.810	$11.475
Accumulation Unit Value at end of period	$27.004	$21.454	$15.362	$12.742	$13.070	$12.942	$10.404	$12.728	$12.987	$12.810
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.454	$15.362	$12.742	$13.070	$12.942	$10.404	$12.728	$12.987	$12.810	$11.475
Accumulation Unit Value at end of period	$27.004	$21.454	$15.362	$12.742	$13.070	$12.942	$10.404	$12.728	$12.987	$12.810
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.652	$14.079	$11.683	$11.990	$11.878	$9.554	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.724	$19.652	$14.079	$11.683	$11.990	$11.878	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.794	$14.194	$11.791	$12.113	$12.012	$9.671	$11.849	$12.108	$11.962	$10.731
Accumulation Unit Value at end of period	$24.877	$19.794	$14.194	$11.791	$12.113	$12.012	$9.671	$11.849	$12.108	$11.962
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.709	$15.575	$12.944	$13.305	$13.200	$10.633	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.270	$21.709	$15.575	$12.944	$13.305	$13.200	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.555	$14.037	$11.672	$12.003	$11.914	$9.602	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.552	$19.555	$14.037	$11.672	$12.003	$11.914	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$13.642	$11.360	$11.700	$11.631	$9.388	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.790	$18.976	$13.642	$11.360	$11.700	$11.631	$—	$—	$—	$—

Hartford Life Insurance Company	17

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.321	$11.794	$11.302	$12.035	$11.900	$11.158	$16.169	$13.575	$10.765	$9.975
Accumulation Unit Value at end of period	$15.159	$13.321	$11.794	$11.302	$12.035	$11.900	$11.158	$16.169	$13.575	$10.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	3	3	3
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.040	$11.563	$11.097	$11.834	$11.719	$11.005	$15.971	$13.429	$10.665	$9.898
Accumulation Unit Value at end of period	$14.817	$13.040	$11.563	$11.097	$11.834	$11.719	$11.005	$15.971	$13.429	$10.665
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.981	$11.516	$11.058	$11.799	$11.689	$10.983	$15.947	$13.415	$10.659	$9.897
Accumulation Unit Value at end of period	$14.743	$12.981	$11.516	$11.058	$11.799	$11.689	$10.983	$15.947	$13.415	$10.659
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.708	$11.290	$10.858	$11.602	$11.511	$10.832	$15.752	$13.271	$10.560	$9.820
Accumulation Unit Value at end of period	$14.410	$12.708	$11.290	$10.858	$11.602	$11.511	$10.832	$15.752	$13.271	$10.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.708	$11.290	$10.858	$11.602	$11.511	$10.832	$15.752	$13.271	$10.560	$9.820
Accumulation Unit Value at end of period	$14.410	$12.708	$11.290	$10.858	$11.602	$11.511	$10.832	$15.752	$13.271	$10.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.492	$11.115	$10.705	$11.456	$11.384	$10.729	$15.624	$13.183	$10.506	$9.785
Accumulation Unit Value at end of period	$14.144	$12.492	$11.115	$10.705	$11.456	$11.384	$10.729	$15.624	$13.183	$10.506
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.492	$11.115	$10.705	$11.456	$11.384	$10.729	$15.624	$13.183	$10.506	$9.785
Accumulation Unit Value at end of period	$14.144	$12.492	$11.115	$10.705	$11.456	$11.384	$10.729	$15.624	$13.183	$10.506
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.421	$11.058	$10.655	$11.408	$11.342	$10.694	$15.582	$13.154	$10.488	$9.773
Accumulation Unit Value at end of period	$14.057	$12.421	$11.058	$10.655	$11.408	$11.342	$10.694	$15.582	$13.154	$10.488
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.696	$24.681	$23.806	$25.515	$25.392	$23.966	$34.954	$29.538	$23.575	$21.989
Accumulation Unit Value at end of period	$31.313	$27.696	$24.681	$23.806	$25.515	$25.392	$23.966	$34.954	$29.538	$23.575
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	5	7	11	11	16
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.210	$10.886	$10.505	$11.265	$11.216	$10.592	$15.456	$13.067	$10.435	$9.737
Accumulation Unit Value at end of period	$13.798	$12.210	$10.886	$10.505	$11.265	$11.216	$10.592	$15.456	$13.067	$10.435

18	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.210	$10.886	$10.505	$11.265	$11.216	$10.592	$15.456	$13.067	$10.435	$9.737
Accumulation Unit Value at end of period	$13.798	$12.210	$10.886	$10.505	$11.265	$11.216	$10.592	$15.456	$13.067	$10.435
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.956	$13.341	$12.881	$13.819	$13.767	$13.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.892	$14.956	$13.341	$12.881	$13.819	$13.767	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.958	$24.072	$23.265	$24.985	$24.914	$23.562	$34.434	$29.156	$23.318	$21.792
Accumulation Unit Value at end of period	$30.419	$26.958	$24.072	$23.265	$24.985	$24.914	$23.562	$34.434	$29.156	$23.318
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.603	$10.366	$10.024	$10.770	$10.745	$10.167	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.086	$11.603	$10.366	$10.024	$10.770	$10.745	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.633	$23.806	$23.031	$24.758	$24.713	$23.395	$—	$—	$—	$—
Accumulation Unit Value at end of period	$30.022	$26.633	$23.806	$23.031	$24.758	$24.713	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.441	$12.927	$12.525	$13.485	$13.480	$12.781	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.254	$14.441	$12.927	$12.525	$13.485	$13.480	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.389	$12.907	$10.910	$11.526	$10.143	$7.867	$12.929	$13.855	$12.038	$11.519
Accumulation Unit Value at end of period	$19.126	$17.389	$12.907	$10.910	$11.526	$10.143	$7.867	$12.929	$13.855	$12.038
Number of Accumulation Units outstanding at end of period (in thousands)	5	14	15	15	15	16	15	19	24	37
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.022	$12.653	$10.712	$11.334	$9.989	$7.759	$12.770	$13.706	$11.926	$11.430
Accumulation Unit Value at end of period	$18.695	$17.022	$12.653	$10.712	$11.334	$9.989	$7.759	$12.770	$13.706	$11.926
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	6	6	7	7	8
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.946	$12.603	$10.674	$11.299	$9.964	$7.744	$12.751	$13.692	$11.920	$11.429
Accumulation Unit Value at end of period	$18.601	$16.946	$12.603	$10.674	$11.299	$9.964	$7.744	$12.751	$13.692	$11.920
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)

Hartford Life Insurance Company	19

Accumulation Unit Value at beginning of period	$16.588	$12.355	$10.480	$11.111	$9.812	$7.637	$12.595	$13.544	$11.809	$11.340
Accumulation Unit Value at end of period	$18.181	$16.588	$12.355	$10.480	$11.111	$9.812	$7.637	$12.595	$13.544	$11.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.588	$12.355	$10.480	$11.111	$9.812	$7.637	$12.595	$13.544	$11.809	$11.340
Accumulation Unit Value at end of period	$18.181	$16.588	$12.355	$10.480	$11.111	$9.812	$7.637	$12.595	$13.544	$11.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.306	$12.164	$10.333	$10.971	$9.704	$7.564	$12.493	$13.455	$11.749	$11.299
Accumulation Unit Value at end of period	$17.846	$16.306	$12.164	$10.333	$10.971	$9.704	$7.564	$12.493	$13.455	$11.749
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.306	$12.164	$10.333	$10.971	$9.704	$7.564	$12.493	$13.455	$11.749	$11.299
Accumulation Unit Value at end of period	$17.846	$16.306	$12.164	$10.333	$10.971	$9.704	$7.564	$12.493	$13.455	$11.749
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.214	$12.100	$10.285	$10.925	$9.668	$7.540	$12.459	$13.425	$11.729	$11.286
Accumulation Unit Value at end of period	$17.735	$16.214	$12.100	$10.285	$10.925	$9.668	$7.540	$12.459	$13.425	$11.729
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$70.440	$52.623	$44.771	$47.608	$42.170	$32.921	$54.454	$58.736	$51.366	$49.473
Accumulation Unit Value at end of period	$76.973	$70.440	$52.623	$44.771	$47.608	$42.170	$32.921	$54.454	$58.736	$51.366
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	8	10	11	17	27	30	36
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.938	$11.913	$10.140	$10.788	$9.561	$7.467	$12.358	$13.337	$11.669	$11.245
Accumulation Unit Value at end of period	$17.408	$15.938	$11.913	$10.140	$10.788	$9.561	$7.467	$12.358	$13.337	$11.669
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.938	$11.913	$10.140	$10.788	$9.561	$7.467	$12.358	$13.337	$11.669	$11.245
Accumulation Unit Value at end of period	$17.408	$15.938	$11.913	$10.140	$10.788	$9.561	$7.467	$12.358	$13.337	$11.669
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.488	$11.582	$9.864	$10.499	$9.310	$7.275	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.908	$15.488	$11.582	$9.864	$10.499	$9.310	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$68.564	$51.324	$43.753	$46.619	$41.377	$32.366	$53.643	$57.978	$50.804	$49.030
Accumulation Unit Value at end of period	$74.773	$68.564	$51.324	$43.753	$46.619	$41.377	$32.366	$53.643	$57.978	$50.804
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.676	$16.234	$13.846	$14.760	$13.107	$10.258	$—	$—	$—	$—

20	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$23.627	$21.676	$16.234	$13.846	$14.760	$13.107	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$67.737	$50.756	$43.312	$46.195	$41.042	$32.136	$—	$—	$—	$—
Accumulation Unit Value at end of period	$73.798	$67.737	$50.756	$43.312	$46.195	$41.042	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	5	5	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.955	$11.223	$9.591	$10.245	$9.116	$7.149	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.269	$14.955	$11.223	$9.591	$10.245	$9.116	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.968	$5.891	$5.046	$5.299	$4.550	$3.252	$5.264	$5.021	$4.662	$4.510
Accumulation Unit Value at end of period	$9.010	$7.968	$5.891	$5.046	$5.299	$4.550	$3.252	$5.264	$5.021	$4.662
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.803	$5.778	$4.957	$5.213	$4.483	$3.208	$5.201	$4.970	$4.620	$4.477
Accumulation Unit Value at end of period	$8.810	$7.803	$5.778	$4.957	$5.213	$4.483	$3.208	$5.201	$4.970	$4.620
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.764	$5.752	$4.937	$5.195	$4.469	$3.200	$5.191	$4.962	$4.616	$4.475
Accumulation Unit Value at end of period	$8.762	$7.764	$5.752	$4.937	$5.195	$4.469	$3.200	$5.191	$4.962	$4.616
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.604	$5.642	$4.850	$5.110	$4.403	$3.158	$5.130	$4.911	$4.575	$4.442
Accumulation Unit Value at end of period	$8.568	$7.604	$5.642	$4.850	$5.110	$4.403	$3.158	$5.130	$4.911	$4.575
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.604	$5.642	$4.850	$5.110	$4.403	$3.158	$5.130	$4.911	$4.575	$4.442
Accumulation Unit Value at end of period	$8.568	$7.604	$5.642	$4.850	$5.110	$4.403	$3.158	$5.130	$4.911	$4.575
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.475	$5.554	$4.782	$5.046	$4.355	$3.128	$5.088	$4.879	$4.552	$4.426
Accumulation Unit Value at end of period	$8.410	$7.475	$5.554	$4.782	$5.046	$4.355	$3.128	$5.088	$4.879	$4.552
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.475	$5.554	$4.782	$5.046	$4.355	$3.128	$5.088	$4.879	$4.552	$4.426
Accumulation Unit Value at end of period	$8.410	$7.475	$5.554	$4.782	$5.046	$4.355	$3.128	$5.088	$4.879	$4.552
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.432	$5.525	$4.759	$5.025	$4.338	$3.118	$5.075	$4.868	$4.544	$4.421

Hartford Life Insurance Company	21

Accumulation Unit Value at end of period	$8.358	$7.432	$5.525	$4.759	$5.025	$4.338	$3.118	$5.075	$4.868	$4.544
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.293	$5.427	$4.679	$4.946	$4.274	$3.074	$5.009	$4.810	$4.495	$4.377
Accumulation Unit Value at end of period	$8.193	$7.293	$5.427	$4.679	$4.946	$4.274	$3.074	$5.009	$4.810	$4.495
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	9	10	10	10	15	20	53	53
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.306	$5.440	$4.692	$4.962	$4.290	$3.088	$5.034	$4.836	$4.521	$4.405
Accumulation Unit Value at end of period	$8.204	$7.306	$5.440	$4.692	$4.962	$4.290	$3.088	$5.034	$4.836	$4.521
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.306	$5.440	$4.692	$4.962	$4.290	$3.088	$5.034	$4.836	$4.521	$4.405
Accumulation Unit Value at end of period	$8.204	$7.306	$5.440	$4.692	$4.962	$4.290	$3.088	$5.034	$4.836	$4.521
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.607	$12.370	$10.676	$11.295	$9.772	$7.036	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.638	$16.607	$12.370	$10.676	$11.295	$9.772	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.107	$5.299	$4.578	$4.848	$4.198	$3.026	$4.940	$4.753	$4.450	$4.343
Accumulation Unit Value at end of period	$7.968	$7.107	$5.299	$4.578	$4.848	$4.198	$3.026	$4.940	$4.753	$4.450
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.293	$18.122	$15.664	$16.597	$14.380	$10.370	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.223	$24.293	$18.122	$15.664	$16.597	$14.380	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.021	$5.240	$4.532	$4.804	$4.164	$3.005	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.864	$7.021	$5.240	$4.532	$4.804	$4.164	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	2	2	3	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.035	$11.986	$10.381	$11.022	$9.568	$6.914	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.934	$16.035	$11.986	$10.381	$11.022	$9.568	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.286	$21.746	$18.870	$18.704	$16.486	$11.072	$15.107	$14.763	$13.476	$13.148
Accumulation Unit Value at end of period	$23.507	$23.286	$21.746	$18.870	$18.704	$16.486	$11.072	$15.107	$14.763	$13.476

22	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	6	6	7	8
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.795	$21.319	$18.527	$18.392	$16.235	$10.920	$14.922	$14.604	$13.351	$13.046
Accumulation Unit Value at end of period	$22.976	$22.795	$21.319	$18.527	$18.392	$16.235	$10.920	$14.922	$14.604	$13.351
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	18	18	18	18	18	18	18
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.692	$21.234	$18.462	$18.337	$16.194	$10.898	$14.900	$14.589	$13.344	$13.046
Accumulation Unit Value at end of period	$22.861	$22.692	$21.234	$18.462	$18.337	$16.194	$10.898	$14.900	$14.589	$13.344
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.213	$20.817	$18.127	$18.031	$15.948	$10.749	$14.717	$14.432	$13.220	$12.944
Accumulation Unit Value at end of period	$22.346	$22.213	$20.817	$18.127	$18.031	$15.948	$10.749	$14.717	$14.432	$13.220
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.213	$20.817	$18.127	$18.031	$15.948	$10.749	$14.717	$14.432	$13.220	$12.944
Accumulation Unit Value at end of period	$22.346	$22.213	$20.817	$18.127	$18.031	$15.948	$10.749	$14.717	$14.432	$13.220
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.836	$20.494	$17.873	$17.805	$15.772	$10.646	$14.598	$14.337	$13.152	$12.897
Accumulation Unit Value at end of period	$21.933	$21.836	$20.494	$17.873	$17.805	$15.772	$10.646	$14.598	$14.337	$13.152
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.836	$20.494	$17.873	$17.805	$15.772	$10.646	$14.598	$14.337	$13.152	$12.897
Accumulation Unit Value at end of period	$21.933	$21.836	$20.494	$17.873	$17.805	$15.772	$10.646	$14.598	$14.337	$13.152
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.712	$20.388	$17.789	$17.730	$15.713	$10.612	$14.559	$14.305	$13.130	$12.882
Accumulation Unit Value at end of period	$21.798	$21.712	$20.388	$17.789	$17.730	$15.713	$10.612	$14.559	$14.305	$13.130
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$51.036	$47.971	$41.898	$41.802	$37.084	$25.068	$34.427	$33.862	$31.111	$30.553
Accumulation Unit Value at end of period	$51.186	$51.036	$47.971	$41.898	$41.802	$37.084	$25.068	$34.427	$33.862	$31.111
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	3	9	19	20	50
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.343	$20.072	$17.539	$17.508	$15.540	$10.510	$14.441	$14.211	$13.063	$12.835
Accumulation Unit Value at end of period	$21.396	$21.343	$20.072	$17.539	$17.508	$15.540	$10.510	$14.441	$14.211	$13.063
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.343	$20.072	$17.539	$17.508	$15.540	$10.510	$14.441	$14.211	$13.063	$12.835
Accumulation Unit Value at end of period	$21.396	$21.343	$20.072	$17.539	$17.508	$15.540	$10.510	$14.441	$14.211	$13.063
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)

Hartford Life Insurance Company	23

Accumulation Unit Value at beginning of period	$18.063	$16.996	$14.859	$14.839	$13.178	$8.917	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.098	$18.063	$16.996	$14.859	$14.839	$13.178	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$49.677	$46.788	$40.946	$40.933	$36.386	$24.646	$33.915	$33.425	$30.771	$30.280
Accumulation Unit Value at end of period	$49.724	$49.677	$46.788	$40.946	$40.933	$36.386	$24.646	$33.915	$33.425	$30.771
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.990	$19.779	$17.318	$17.322	$15.405	$10.440	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.000	$20.990	$19.779	$17.318	$17.322	$15.405	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$49.078	$46.270	$40.533	$40.562	$36.092	$24.471	$—	$—	$—	$—
Accumulation Unit Value at end of period	$49.076	$49.078	$46.270	$40.533	$40.562	$36.092	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.442	$16.469	$14.448	$14.480	$12.904	$8.762	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.415	$17.442	$16.469	$14.448	$14.480	$12.904	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.298	$20.064	$18.238	$17.509	$16.037	$10.996	$14.566	$13.945	$13.430	$13.215
Accumulation Unit Value at end of period	$21.449	$20.298	$20.064	$18.238	$17.509	$16.037	$10.996	$14.566	$13.945	$13.430
Number of Accumulation Units outstanding at end of period (in thousands)	2	12	12	12	1	1	2	2	2	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.870	$19.670	$17.907	$17.217	$15.793	$10.846	$14.387	$13.795	$13.305	$13.112
Accumulation Unit Value at end of period	$20.965	$19.870	$19.670	$17.907	$17.217	$15.793	$10.846	$14.387	$13.795	$13.305
Number of Accumulation Units outstanding at end of period (in thousands)	51	51	51	51	51	51	51	51	51	51
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.780	$19.591	$17.844	$17.165	$15.753	$10.824	$14.366	$13.781	$13.299	$13.112
Accumulation Unit Value at end of period	$20.860	$19.780	$19.591	$17.844	$17.165	$15.753	$10.824	$14.366	$13.781	$13.299
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.363	$19.207	$17.520	$16.879	$15.514	$10.675	$14.190	$13.633	$13.175	$13.010
Accumulation Unit Value at end of period	$20.389	$19.363	$19.207	$17.520	$16.879	$15.514	$10.675	$14.190	$13.633	$13.175
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.363	$19.207	$17.520	$16.879	$15.514	$10.675	$14.190	$13.633	$13.175	$13.010
Accumulation Unit Value at end of period	$20.389	$19.363	$19.207	$17.520	$16.879	$15.514	$10.675	$14.190	$13.633	$13.175
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

24	Hartford Life Insurance Company

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.034	$18.909	$17.274	$16.667	$15.342	$10.573	$14.075	$13.543	$13.108	$12.963
Accumulation Unit Value at end of period	$20.013	$19.034	$18.909	$17.274	$16.667	$15.342	$10.573	$14.075	$13.543	$13.108
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	3
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.034	$18.909	$17.274	$16.667	$15.342	$10.573	$14.075	$13.543	$13.108	$12.963
Accumulation Unit Value at end of period	$20.013	$19.034	$18.909	$17.274	$16.667	$15.342	$10.573	$14.075	$13.543	$13.108
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	3
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.926	$18.811	$17.193	$16.597	$15.285	$10.539	$14.037	$13.513	$13.085	$12.947
Accumulation Unit Value at end of period	$19.889	$18.926	$18.811	$17.193	$16.597	$15.285	$10.539	$14.037	$13.513	$13.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.953	$37.761	$34.547	$33.383	$30.775	$21.240	$28.318	$27.288	$26.452	$26.198
Accumulation Unit Value at end of period	$39.845	$37.953	$37.761	$34.547	$33.383	$30.775	$21.240	$28.318	$27.288	$26.452
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	8	9	10	12	16	26	30	40
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.604	$18.519	$16.952	$16.389	$15.116	$10.438	$13.923	$13.423	$13.018	$12.900
Accumulation Unit Value at end of period	$19.522	$18.604	$18.519	$16.952	$16.389	$15.116	$10.438	$13.923	$13.423	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.604	$18.519	$16.952	$16.389	$15.116	$10.438	$13.923	$13.423	$13.018	$12.900
Accumulation Unit Value at end of period	$19.522	$18.604	$18.519	$16.952	$16.389	$15.116	$10.438	$13.923	$13.423	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.793	$14.732	$13.492	$13.050	$12.043	$8.320	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.514	$14.793	$14.732	$13.492	$13.050	$12.043	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.943	$36.829	$33.762	$32.689	$30.196	$20.882	$27.897	$26.936	$26.163	$25.963
Accumulation Unit Value at end of period	$38.707	$36.943	$36.829	$33.762	$32.689	$30.196	$20.882	$27.897	$26.936	$26.163
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.584	$18.536	$17.001	$16.469	$15.220	$10.531	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.462	$18.584	$18.536	$17.001	$16.469	$15.220	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$36.497	$36.421	$33.422	$32.392	$29.952	$20.734	$—	$—	$—	$—
Accumulation Unit Value at end of period	$38.202	$36.497	$36.421	$33.422	$32.392	$29.952	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	6	10	11	—	—	—	—

Hartford Life Insurance Company	25

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.284	$14.275	$13.119	$12.734	$11.793	$8.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.928	$14.284	$14.275	$13.119	$12.734	$11.793	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.333	$12.837	$10.604	$12.854	$11.768	$9.504	$17.086	$15.881	$12.521	$11.241
Accumulation Unit Value at end of period	$15.114	$16.333	$12.837	$10.604	$12.854	$11.768	$9.504	$17.086	$15.881	$12.521
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	18	13	39	41	38	51
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.988	$12.585	$10.412	$12.639	$11.589	$9.374	$16.876	$15.710	$12.405	$11.153
Accumulation Unit Value at end of period	$14.773	$15.988	$12.585	$10.412	$12.639	$11.589	$9.374	$16.876	$15.710	$12.405
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.916	$12.535	$10.375	$12.601	$11.560	$9.355	$16.851	$15.694	$12.399	$11.153
Accumulation Unit Value at end of period	$14.699	$15.916	$12.535	$10.375	$12.601	$11.560	$9.355	$16.851	$15.694	$12.399
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.580	$12.289	$10.187	$12.391	$11.384	$9.226	$16.644	$15.525	$12.284	$11.066
Accumulation Unit Value at end of period	$14.367	$15.580	$12.289	$10.187	$12.391	$11.384	$9.226	$16.644	$15.525	$12.284
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.580	$12.289	$10.187	$12.391	$11.384	$9.226	$16.644	$15.525	$12.284	$11.066
Accumulation Unit Value at end of period	$14.367	$15.580	$12.289	$10.187	$12.391	$11.384	$9.226	$16.644	$15.525	$12.284
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.316	$12.098	$10.044	$12.235	$11.258	$9.138	$16.510	$15.423	$12.221	$11.026
Accumulation Unit Value at end of period	$14.102	$15.316	$12.098	$10.044	$12.235	$11.258	$9.138	$16.510	$15.423	$12.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.316	$12.098	$10.044	$12.235	$11.258	$9.138	$16.510	$15.423	$12.221	$11.026
Accumulation Unit Value at end of period	$14.102	$15.316	$12.098	$10.044	$12.235	$11.258	$9.138	$16.510	$15.423	$12.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.228	$12.035	$9.997	$12.184	$11.216	$9.109	$16.465	$15.389	$12.200	$11.013
Accumulation Unit Value at end of period	$14.014	$15.228	$12.035	$9.997	$12.184	$11.216	$9.109	$16.465	$15.389	$12.200
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.948	$18.945	$15.752	$19.218	$17.709	$14.396	$26.049	$24.370	$19.340	$17.475
Accumulation Unit Value at end of period	$22.017	$23.948	$18.945	$15.752	$19.218	$17.709	$14.396	$26.049	$24.370	$19.340
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	5	4	6	66	69	18

26	Hartford Life Insurance Company

With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.970	$11.849	$9.856	$12.031	$11.092	$9.021	$16.332	$15.287	$12.138	$10.973
Accumulation Unit Value at end of period	$13.756	$14.970	$11.849	$9.856	$12.031	$11.092	$9.021	$16.332	$15.287	$12.138
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.970	$11.849	$9.856	$12.031	$11.092	$9.021	$16.332	$15.287	$12.138	$10.973
Accumulation Unit Value at end of period	$13.756	$14.970	$11.849	$9.856	$12.031	$11.092	$9.021	$16.332	$15.287	$12.138
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.650	$12.393	$10.314	$12.596	$11.619	$9.455	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.373	$15.650	$12.393	$10.314	$12.596	$11.619	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.310	$18.478	$15.394	$18.818	$17.376	$14.153	$25.661	$24.056	$19.128	$17.319
Accumulation Unit Value at end of period	$21.387	$23.310	$18.478	$15.394	$18.818	$17.376	$14.153	$25.661	$24.056	$19.128
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.556	$13.923	$11.605	$14.194	$13.112	$10.686	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.100	$17.556	$13.923	$11.605	$14.194	$13.112	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.029	$18.273	$15.239	$18.647	$17.235	$14.053	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.109	$23.029	$18.273	$15.239	$18.647	$17.235	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	4	6	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.111	$12.009	$10.029	$12.291	$11.377	$9.291	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.830	$15.111	$12.009	$10.029	$12.291	$11.377	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.361	$11.816	$9.840	$12.062	$10.826	$7.876	$13.796	$12.269	$9.797	$8.337
Accumulation Unit Value at end of period	$13.386	$14.361	$11.816	$9.840	$12.062	$10.826	$7.876	$13.796	$12.269	$9.797
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	1	1	1	1	1	1	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.058	$11.584	$9.661	$11.861	$10.661	$7.768	$13.628	$12.137	$9.707	$8.272
Accumulation Unit Value at end of period	$13.084	$14.058	$11.584	$9.661	$11.861	$10.661	$7.768	$13.628	$12.137	$9.707
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.995	$11.538	$9.627	$11.825	$10.634	$7.752	$13.607	$12.125	$9.701	$8.272

Hartford Life Insurance Company	27

Accumulation Unit Value at end of period	$13.018	$13.995	$11.538	$9.627	$11.825	$10.634	$7.752	$13.607	$12.125	$9.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.699	$11.311	$9.452	$11.628	$10.472	$7.646	$13.440	$11.994	$9.611	$8.207
Accumulation Unit Value at end of period	$12.725	$13.699	$11.311	$9.452	$11.628	$10.472	$7.646	$13.440	$11.994	$9.611
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.699	$11.311	$9.452	$11.628	$10.472	$7.646	$13.440	$11.994	$9.611	$8.207
Accumulation Unit Value at end of period	$12.725	$13.699	$11.311	$9.452	$11.628	$10.472	$7.646	$13.440	$11.994	$9.611
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.467	$11.136	$9.319	$11.482	$10.356	$7.573	$13.331	$11.915	$9.562	$8.177
Accumulation Unit Value at end of period	$12.490	$13.467	$11.136	$9.319	$11.482	$10.356	$7.573	$13.331	$11.915	$9.562
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.467	$11.136	$9.319	$11.482	$10.356	$7.573	$13.331	$11.915	$9.562	$8.177
Accumulation Unit Value at end of period	$12.490	$13.467	$11.136	$9.319	$11.482	$10.356	$7.573	$13.331	$11.915	$9.562
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.390	$11.078	$9.276	$11.434	$10.318	$7.548	$13.295	$11.889	$9.546	$8.167
Accumulation Unit Value at end of period	$12.412	$13.390	$11.078	$9.276	$11.434	$10.318	$7.548	$13.295	$11.889	$9.546
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.480	$16.133	$13.521	$16.684	$15.071	$11.036	$19.459	$17.417	$13.999	$11.989
Accumulation Unit Value at end of period	$18.039	$19.480	$16.133	$13.521	$16.684	$15.071	$11.036	$19.459	$17.417	$13.999
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	4	4	4	8	8	6
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.163	$10.906	$9.145	$11.290	$10.204	$7.476	$13.188	$11.810	$9.497	$8.138
Accumulation Unit Value at end of period	$12.183	$13.163	$10.906	$9.145	$11.290	$10.204	$7.476	$13.188	$11.810	$9.497
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.163	$10.906	$9.145	$11.290	$10.204	$7.476	$13.188	$11.810	$9.497	$8.138
Accumulation Unit Value at end of period	$12.183	$13.163	$10.906	$9.145	$11.290	$10.204	$7.476	$13.188	$11.810	$9.497
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.101	$15.005	$12.589	$15.549	$14.060	$10.306	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.745	$18.101	$15.005	$12.589	$15.549	$14.060	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.961	$15.734	$13.214	$16.337	$14.787	$10.850	$19.169	$17.192	$13.846	$11.882
Accumulation Unit Value at end of period	$17.524	$18.961	$15.734	$13.214	$16.337	$14.787	$10.850	$19.169	$17.192	$13.846

28	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.681	$15.510	$13.032	$16.120	$14.598	$10.717	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.257	$18.681	$15.510	$13.032	$16.120	$14.598	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.733	$15.560	$13.081	$16.189	$14.668	$10.773	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.295	$18.733	$15.560	$13.081	$16.189	$14.668	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.478	$14.540	$12.241	$15.173	$13.768	$10.127	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.113	$17.478	$14.540	$12.241	$15.173	$13.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.233	$13.363	$11.076	$12.929	$12.151	$9.706	$18.095	$17.026	$13.468	$11.892
Accumulation Unit Value at end of period	$14.585	$16.233	$13.363	$11.076	$12.929	$12.151	$9.706	$18.095	$17.026	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	5	5	5	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.890	$13.101	$10.875	$12.714	$11.966	$9.573	$17.873	$16.843	$13.343	$11.799
Accumulation Unit Value at end of period	$14.256	$15.890	$13.101	$10.875	$12.714	$11.966	$9.573	$17.873	$16.843	$13.343
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.818	$13.048	$10.836	$12.675	$11.936	$9.553	$17.846	$16.826	$13.336	$11.799
Accumulation Unit Value at end of period	$14.184	$15.818	$13.048	$10.836	$12.675	$11.936	$9.553	$17.846	$16.826	$13.336
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.485	$12.792	$10.640	$12.464	$11.755	$9.422	$17.627	$16.644	$13.212	$11.707
Accumulation Unit Value at end of period	$13.864	$15.485	$12.792	$10.640	$12.464	$11.755	$9.422	$17.627	$16.644	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.485	$12.792	$10.640	$12.464	$11.755	$9.422	$17.627	$16.644	$13.212	$11.707
Accumulation Unit Value at end of period	$13.864	$15.485	$12.792	$10.640	$12.464	$11.755	$9.422	$17.627	$16.644	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.222	$12.593	$10.490	$12.307	$11.625	$9.332	$17.485	$16.535	$13.144	$11.664
Accumulation Unit Value at end of period	$13.608	$15.222	$12.593	$10.490	$12.307	$11.625	$9.332	$17.485	$16.535	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.222	$12.593	$10.490	$12.307	$11.625	$9.332	$17.485	$16.535	$13.144	$11.664
Accumulation Unit Value at end of period	$13.608	$15.222	$12.593	$10.490	$12.307	$11.625	$9.332	$17.485	$16.535	$13.144

Hartford Life Insurance Company	29

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.135	$12.528	$10.441	$12.256	$11.582	$9.302	$17.438	$16.498	$13.122	$11.650
Accumulation Unit Value at end of period	$13.524	$15.135	$12.528	$10.441	$12.256	$11.582	$9.302	$17.438	$16.498	$13.122
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.032	$18.255	$15.229	$17.894	$16.927	$13.609	$25.537	$24.185	$19.255	$17.113
Accumulation Unit Value at end of period	$19.667	$22.032	$18.255	$15.229	$17.894	$16.927	$13.609	$25.537	$24.185	$19.255
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	3	7	7	4
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.878	$12.334	$10.294	$12.102	$11.453	$9.213	$17.296	$16.389	$13.055	$11.608
Accumulation Unit Value at end of period	$13.274	$14.878	$12.334	$10.294	$12.102	$11.453	$9.213	$17.296	$16.389	$13.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.878	$12.334	$10.294	$12.102	$11.453	$9.213	$17.296	$16.389	$13.055	$11.608
Accumulation Unit Value at end of period	$13.274	$14.878	$12.334	$10.294	$12.102	$11.453	$9.213	$17.296	$16.389	$13.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.298	$12.688	$10.596	$12.462	$11.800	$9.497	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.642	$15.298	$12.688	$10.596	$12.462	$11.800	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.445	$17.805	$14.883	$17.522	$16.608	$13.380	$25.157	$23.873	$19.045	$16.960
Accumulation Unit Value at end of period	$19.105	$21.445	$17.805	$14.883	$17.522	$16.608	$13.380	$25.157	$23.873	$19.045
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.203	$14.289	$11.951	$14.077	$13.349	$10.759	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.318	$17.203	$14.289	$11.951	$14.077	$13.349	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.187	$17.608	$14.733	$17.363	$16.474	$13.285	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.856	$21.187	$17.608	$14.733	$17.363	$16.474	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	4	5	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.772	$12.295	$10.303	$12.160	$11.555	$9.332	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.127	$14.772	$12.295	$10.303	$12.160	$11.555	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

30	Hartford Life Insurance Company

Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.552	$9.350	$8.064	$8.118	$7.174	$5.521	$9.203	$9.771	$8.635	$7.995
Accumulation Unit Value at end of period	$14.204	$12.552	$9.350	$8.064	$8.118	$7.174	$5.521	$9.203	$9.771	$8.635
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	2	7	10	16
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.229	$0.917	$0.792	$0.798	$0.706	$0.544	$0.909	$0.967	$0.855	$0.793
Accumulation Unit Value at end of period	$1.388	$1.229	$0.917	$0.792	$0.798	$0.706	$0.544	$0.909	$0.967	$0.855
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	23	22	23
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.231	$9.130	$7.890	$7.958	$7.047	$5.434	$9.077	$9.656	$8.550	$7.933
Accumulation Unit Value at end of period	$13.814	$12.231	$9.130	$7.890	$7.958	$7.047	$5.434	$9.077	$9.656	$8.550
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.197	$0.895	$0.775	$0.783	$0.694	$0.536	$0.897	$0.955	$0.847	$0.787
Accumulation Unit Value at end of period	$1.350	$1.197	$0.895	$0.775	$0.783	$0.694	$0.536	$0.897	$0.955	$0.847
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.197	$0.895	$0.775	$0.783	$0.694	$0.536	$0.897	$0.955	$0.847	$0.787
Accumulation Unit Value at end of period	$1.350	$1.197	$0.895	$0.775	$0.783	$0.694	$0.536	$0.897	$0.955	$0.847
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.177	$0.881	$0.764	$0.773	$0.686	$0.531	$0.889	$0.949	$0.843	$0.784
Accumulation Unit Value at end of period	$1.325	$1.177	$0.881	$0.764	$0.773	$0.686	$0.531	$0.889	$0.949	$0.843
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.177	$0.881	$0.764	$0.773	$0.686	$0.531	$0.889	$0.949	$0.843	$0.784
Accumulation Unit Value at end of period	$1.325	$1.177	$0.881	$0.764	$0.773	$0.686	$0.531	$0.889	$0.949	$0.843
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.170	$0.877	$0.760	$0.769	$0.684	$0.529	$0.887	$0.947	$0.841	$0.783
Accumulation Unit Value at end of period	$1.317	$1.170	$0.877	$0.760	$0.769	$0.684	$0.529	$0.887	$0.947	$0.841
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.563	$10.169	$8.827	$8.944	$7.955	$6.162	$10.340	$11.049	$9.828	$9.160
Accumulation Unit Value at end of period	$15.249	$13.563	$10.169	$8.827	$8.944	$7.955	$6.162	$10.340	$11.049	$9.828
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	21	22	23	25	15	34	38	43
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.150	$0.863	$0.750	$0.760	$0.676	$0.524	$0.880	$0.940	$0.837	$0.780
Accumulation Unit Value at end of period	$1.293	$1.150	$0.863	$0.750	$0.760	$0.676	$0.524	$0.880	$0.940	$0.837
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.150	$0.863	$0.750	$0.760	$0.676	$0.524	$0.880	$0.940	$0.837	$0.780

Hartford Life Insurance Company	31

Accumulation Unit Value at end of period	$1.293	$1.150	$0.863	$0.750	$0.760	$0.676	$0.524	$0.880	$0.940	$0.837
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$12.257	$10.650	$10.802	$9.617	$7.457	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.343	$16.330	$12.257	$10.650	$10.802	$9.617	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.201	$9.918	$8.626	$8.758	$7.806	$6.058	$10.186	$10.906	$9.721	$9.077
Accumulation Unit Value at end of period	$14.813	$13.201	$9.918	$8.626	$8.758	$7.806	$6.058	$10.186	$10.906	$9.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.140	$16.643	$14.482	$14.711	$13.118	$10.186	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.831	$22.140	$16.643	$14.482	$14.711	$13.118	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.042	$9.808	$8.539	$8.679	$7.742	$6.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.620	$13.042	$9.808	$8.539	$8.679	$7.742	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	4	8	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.768	$11.877	$10.356	$10.540	$9.417	$7.328	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.650	$15.768	$11.877	$10.356	$10.540	$9.417	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.173	$1.184	$1.195	$1.206	$1.217	$1.225	$1.203	$1.155	$1.115	$1.095
Accumulation Unit Value at end of period	$1.162	$1.173	$1.184	$1.195	$1.206	$1.217	$1.225	$1.203	$1.155	$1.115
Number of Accumulation Units outstanding at end of period (in thousands)	255	255	506	733	505	521	521	614	717	1,070
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.482	$11.608	$11.735	$11.863	$11.990	$12.081	$11.879	$11.430	$11.045	$10.864
Accumulation Unit Value at end of period	$11.357	$11.482	$11.608	$11.735	$11.863	$11.990	$12.081	$11.879	$11.430	$11.045
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	9	9	9	2	2	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.143	$1.156	$1.169	$1.183	$1.196	$1.206	$1.186	$1.142	$1.104	$1.086
Accumulation Unit Value at end of period	$1.130	$1.143	$1.156	$1.169	$1.183	$1.196	$1.206	$1.186	$1.142	$1.104
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.189	$11.334	$11.481	$11.630	$11.778	$11.891	$11.715	$11.295	$10.937	$10.779
Accumulation Unit Value at end of period	$11.045	$11.189	$11.334	$11.481	$11.630	$11.778	$11.891	$11.715	$11.295	$10.937
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit

32	Hartford Life Insurance Company

Accumulation Unit Value at beginning of period	$11.189	$11.334	$11.481	$11.630	$11.778	$11.891	$11.715	$11.295	$10.937	$10.779
Accumulation Unit Value at end of period	$11.045	$11.189	$11.334	$11.481	$11.630	$11.778	$11.891	$11.715	$11.295	$10.937
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.999	$11.158	$11.320	$11.484	$11.648	$11.777	$11.620	$11.221	$10.881	$10.740
Accumulation Unit Value at end of period	$10.842	$10.999	$11.158	$11.320	$11.484	$11.648	$11.777	$11.620	$11.221	$10.881
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	6	6	6	6	6
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.999	$11.158	$11.320	$11.484	$11.648	$11.777	$11.620	$11.221	$10.881	$10.740
Accumulation Unit Value at end of period	$10.842	$10.999	$11.158	$11.320	$11.484	$11.648	$11.777	$11.620	$11.221	$10.881
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	6	6	6	6	6
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.936	$11.100	$11.267	$11.436	$11.604	$11.739	$11.589	$11.196	$10.862	$10.727
Accumulation Unit Value at end of period	$10.774	$10.936	$11.100	$11.267	$11.436	$11.604	$11.739	$11.589	$11.196	$10.862
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.692	$1.719	$1.746	$1.774	$1.802	$1.825	$1.803	$1.744	$1.694	$1.674
Accumulation Unit Value at end of period	$1.665	$1.692	$1.719	$1.746	$1.774	$1.802	$1.825	$1.803	$1.744	$1.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	9	75	75	76	76	113	93	49	86
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.750	$10.928	$11.109	$11.292	$11.476	$11.627	$11.495	$11.122	$10.807	$10.689
Accumulation Unit Value at end of period	$10.576	$10.750	$10.928	$11.109	$11.292	$11.476	$11.627	$11.495	$11.122	$10.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.750	$10.928	$11.109	$11.292	$11.476	$11.627	$11.495	$11.122	$10.807	$10.689
Accumulation Unit Value at end of period	$10.576	$10.750	$10.928	$11.109	$11.292	$11.476	$11.627	$11.495	$11.122	$10.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.933	$10.103	$10.275	$10.450	$10.625	$10.770	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.767	$9.933	$10.103	$10.275	$10.450	$10.625	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.646	$1.676	$1.706	$1.737	$1.768	$1.794	$1.776	$1.721	$1.675	$1.659
Accumulation Unit Value at end of period	$1.617	$1.646	$1.676	$1.706	$1.737	$1.768	$1.794	$1.776	$1.721	$1.675
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.155	$9.325	$9.498	$9.674	$9.851	$10.001	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$9.155	$9.325	$9.498	$9.674	$9.851	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.627	$1.658	$1.689	$1.721	$1.754	$1.781	$—	$—	$—	$—

Hartford Life Insurance Company	33

Accumulation Unit Value at end of period	$1.596	$1.627	$1.658	$1.689	$1.721	$1.754	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	56	59	63	67	104	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.592	$9.789	$9.991	$10.197	$10.404	$10.583	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.592	$9.789	$9.991	$10.197	$10.404	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.779	$9.434	$8.134	$8.633	$7.271	$5.540	$9.112	$8.677	$8.050	$7.366
Accumulation Unit Value at end of period	$14.405	$12.779	$9.434	$8.134	$8.633	$7.271	$5.540	$9.112	$8.677	$8.050
Number of Accumulation Units outstanding at end of period (in thousands)	12	24	25	26	29	9	5	5	5	4
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.509	$9.249	$7.987	$8.489	$7.160	$5.464	$9.001	$8.584	$7.975	$7.309
Accumulation Unit Value at end of period	$14.080	$12.509	$9.249	$7.987	$8.489	$7.160	$5.464	$9.001	$8.584	$7.975
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	4	4	4	4	4
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.453	$9.212	$7.959	$8.464	$7.142	$5.453	$8.987	$8.575	$7.971	$7.308
Accumulation Unit Value at end of period	$14.010	$12.453	$9.212	$7.959	$8.464	$7.142	$5.453	$8.987	$8.575	$7.971
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.190	$9.031	$7.814	$8.322	$7.033	$5.378	$8.877	$8.483	$7.897	$7.251
Accumulation Unit Value at end of period	$13.693	$12.190	$9.031	$7.814	$8.322	$7.033	$5.378	$8.877	$8.483	$7.897
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.190	$9.031	$7.814	$8.322	$7.033	$5.378	$8.877	$8.483	$7.897	$7.251
Accumulation Unit Value at end of period	$13.693	$12.190	$9.031	$7.814	$8.322	$7.033	$5.378	$8.877	$8.483	$7.897
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.983	$8.891	$7.704	$8.218	$6.956	$5.327	$8.805	$8.427	$7.856	$7.225
Accumulation Unit Value at end of period	$13.441	$11.983	$8.891	$7.704	$8.218	$6.956	$5.327	$8.805	$8.427	$7.856
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.983	$8.891	$7.704	$8.218	$6.956	$5.327	$8.805	$8.427	$7.856	$7.225
Accumulation Unit Value at end of period	$13.441	$11.983	$8.891	$7.704	$8.218	$6.956	$5.327	$8.805	$8.427	$7.856
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.915	$8.845	$7.668	$8.183	$6.930	$5.310	$8.781	$8.408	$7.843	$7.216
Accumulation Unit Value at end of period	$13.357	$11.915	$8.845	$7.668	$8.183	$6.930	$5.310	$8.781	$8.408	$7.843
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$33.183	$24.657	$21.399	$22.859	$19.377	$14.862	$24.603	$23.581	$22.018	$20.279

34	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$37.164	$33.183	$24.657	$21.399	$22.859	$19.377	$14.862	$24.603	$23.581	$22.018
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	9	14	11	19	32	34	36
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.712	$8.708	$7.561	$8.081	$6.853	$5.259	$8.710	$8.352	$7.803	$7.190
Accumulation Unit Value at end of period	$13.111	$11.712	$8.708	$7.561	$8.081	$6.853	$5.259	$8.710	$8.352	$7.803
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.712	$8.708	$7.561	$8.081	$6.853	$5.259	$8.710	$8.352	$7.803	$7.190
Accumulation Unit Value at end of period	$13.111	$11.712	$8.708	$7.561	$8.081	$6.853	$5.259	$8.710	$8.352	$7.803
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.593	$13.086	$11.368	$12.156	$10.314	$7.919	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.684	$17.593	$13.086	$11.368	$12.156	$10.314	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.299	$24.048	$20.912	$22.384	$19.012	$14.611	$24.237	$23.276	$21.777	$20.098
Accumulation Unit Value at end of period	$36.101	$32.299	$24.048	$20.912	$22.384	$19.012	$14.611	$24.237	$23.276	$21.777
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.879	$17.043	$14.828	$15.879	$13.494	$10.376	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.559	$22.879	$17.043	$14.828	$15.879	$13.494	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.909	$23.782	$20.701	$22.180	$18.858	$14.507	$—	$—	$—	$—
Accumulation Unit Value at end of period	$35.630	$31.909	$23.782	$20.701	$22.180	$18.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.988	$12.680	$11.054	$11.862	$10.100	$7.781	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.940	$16.988	$12.680	$11.054	$11.862	$10.100	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.090	$19.910	$17.253	$18.309	$14.867	$10.770	$18.974	$18.782	$16.442	$14.728
Accumulation Unit Value at end of period	$30.908	$28.090	$19.910	$17.253	$18.309	$14.867	$10.770	$18.974	$18.782	$16.442
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	2	2	5	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.644	$19.623	$17.030	$18.099	$14.719	$10.679	$18.842	$18.679	$16.377	$14.691
Accumulation Unit Value at end of period	$30.372	$27.644	$19.623	$17.030	$18.099	$14.719	$10.679	$18.842	$18.679	$16.377
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	35

With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.497	$19.529	$16.956	$18.030	$14.670	$10.649	$18.798	$18.645	$16.355	$14.679
Accumulation Unit Value at end of period	$30.195	$27.497	$19.529	$16.956	$18.030	$14.670	$10.649	$18.798	$18.645	$16.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.060	$19.248	$16.737	$17.824	$14.524	$10.559	$18.667	$18.543	$16.290	$14.642
Accumulation Unit Value at end of period	$29.671	$27.060	$19.248	$16.737	$17.824	$14.524	$10.559	$18.667	$18.543	$16.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.060	$19.248	$16.737	$17.824	$14.524	$10.559	$18.667	$18.543	$16.290	$14.642
Accumulation Unit Value at end of period	$29.671	$27.060	$19.248	$16.737	$17.824	$14.524	$10.559	$18.667	$18.543	$16.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.630	$18.970	$16.521	$17.620	$14.380	$10.469	$18.536	$18.441	$16.225	$14.605
Accumulation Unit Value at end of period	$29.156	$26.630	$18.970	$16.521	$17.620	$14.380	$10.469	$18.536	$18.441	$16.225
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.630	$18.970	$16.521	$17.620	$14.380	$10.469	$18.536	$18.441	$16.225	$14.605
Accumulation Unit Value at end of period	$29.156	$26.630	$18.970	$16.521	$17.620	$14.380	$10.469	$18.536	$18.441	$16.225
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.489	$18.879	$16.450	$17.553	$14.332	$10.440	$18.493	$18.407	$16.203	$14.593
Accumulation Unit Value at end of period	$28.987	$26.489	$18.879	$16.450	$17.553	$14.332	$10.440	$18.493	$18.407	$16.203
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.208	$18.697	$16.307	$17.419	$14.237	$10.381	$18.407	$18.340	$16.160	$14.569
Accumulation Unit Value at end of period	$28.650	$26.208	$18.697	$16.307	$17.419	$14.237	$10.381	$18.407	$18.340	$16.160
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	4	3	13	12	10
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.068	$18.607	$16.237	$17.352	$14.189	$10.351	$18.364	$18.307	$16.138	$14.557
Accumulation Unit Value at end of period	$28.484	$26.068	$18.607	$16.237	$17.352	$14.189	$10.351	$18.364	$18.307	$16.138
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.068	$18.607	$16.237	$17.352	$14.189	$10.351	$18.364	$18.307	$16.138	$14.557
Accumulation Unit Value at end of period	$28.484	$26.068	$18.607	$16.237	$17.352	$14.189	$10.351	$18.364	$18.307	$16.138
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.270	$14.476	$12.638	$13.513	$11.055	$8.069	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.137	$20.270	$14.476	$12.638	$13.513	$11.055	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.345	$16.033	$17.159	$14.053	$10.267	$18.242	$18.212	$16.079	$14.525

36	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$27.999	$25.663	$18.345	$16.033	$17.159	$14.053	$10.267	$18.242	$18.212	$16.079
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.652	$19.062	$16.667	$17.847	$14.623	$10.689	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.063	$26.652	$19.062	$16.667	$17.847	$14.623	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.382	$18.163	$15.889	$17.022	$13.954	$10.205	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.665	$25.382	$18.163	$15.889	$17.022	$13.954	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.573	$14.027	$12.289	$13.186	$10.825	$7.929	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.301	$19.573	$14.027	$12.289	$13.186	$10.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.473	$11.692	$9.979	$10.219	$8.847	$6.688	$10.965	$10.979	$9.929	$9.523
Accumulation Unit Value at end of period	$17.652	$15.473	$11.692	$9.979	$10.219	$8.847	$6.688	$10.965	$10.979	$9.929
Number of Accumulation Units outstanding at end of period (in thousands)	1	10	10	10	10	10	10	10	10	12
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.147	$11.462	$9.798	$10.049	$8.713	$6.596	$10.831	$10.861	$9.837	$9.449
Accumulation Unit Value at end of period	$17.253	$15.147	$11.462	$9.798	$10.049	$8.713	$6.596	$10.831	$10.861	$9.837
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.078	$11.416	$9.764	$10.018	$8.691	$6.583	$10.814	$10.850	$9.832	$9.449
Accumulation Unit Value at end of period	$17.167	$15.078	$11.416	$9.764	$10.018	$8.691	$6.583	$10.814	$10.850	$9.832
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.760	$11.192	$9.586	$9.851	$8.559	$6.493	$10.682	$10.733	$9.741	$9.375
Accumulation Unit Value at end of period	$16.780	$14.760	$11.192	$9.586	$9.851	$8.559	$6.493	$10.682	$10.733	$9.741
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.760	$11.192	$9.586	$9.851	$8.559	$6.493	$10.682	$10.733	$9.741	$9.375
Accumulation Unit Value at end of period	$16.780	$14.760	$11.192	$9.586	$9.851	$8.559	$6.493	$10.682	$10.733	$9.741
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.509	$11.019	$9.452	$9.728	$8.464	$6.430	$10.595	$10.662	$9.691	$9.341
Accumulation Unit Value at end of period	$16.470	$14.509	$11.019	$9.452	$9.728	$8.464	$6.430	$10.595	$10.662	$9.691
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.509	$11.019	$9.452	$9.728	$8.464	$6.430	$10.595	$10.662	$9.691	$9.341

Hartford Life Insurance Company	37

Accumulation Unit Value at end of period	$16.470	$14.509	$11.019	$9.452	$9.728	$8.464	$6.430	$10.595	$10.662	$9.691
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.427	$10.961	$9.407	$9.687	$8.432	$6.410	$10.567	$10.638	$9.674	$9.330
Accumulation Unit Value at end of period	$16.368	$14.427	$10.961	$9.407	$9.687	$8.432	$6.410	$10.567	$10.638	$9.674
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.802	$14.300	$12.285	$12.662	$11.034	$8.395	$13.854	$13.962	$12.709	$12.269
Accumulation Unit Value at end of period	$21.310	$18.802	$14.300	$12.285	$12.662	$11.034	$8.395	$13.854	$13.962	$12.709
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	7	5	21	25	27	27
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.182	$10.791	$9.275	$9.565	$8.339	$6.348	$10.481	$10.568	$9.625	$9.296
Accumulation Unit Value at end of period	$16.066	$14.182	$10.791	$9.275	$9.565	$8.339	$6.348	$10.481	$10.568	$9.625
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.182	$10.791	$9.275	$9.565	$8.339	$6.348	$10.481	$10.568	$9.625	$9.296
Accumulation Unit Value at end of period	$16.066	$14.182	$10.791	$9.275	$9.565	$8.339	$6.348	$10.481	$10.568	$9.625
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.109	$12.264	$10.546	$10.881	$9.491	$7.229	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.240	$16.109	$12.264	$10.546	$10.881	$9.491	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.301	$13.946	$12.005	$12.399	$10.826	$8.254	$13.648	$13.782	$12.570	$12.159
Accumulation Unit Value at end of period	$20.701	$18.301	$13.946	$12.005	$12.399	$10.826	$8.254	$13.648	$13.782	$12.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.527	$17.176	$14.792	$15.285	$13.352	$10.185	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.469	$22.527	$17.176	$14.792	$15.285	$13.352	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.080	$13.792	$11.884	$12.286	$10.738	$8.195	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.431	$18.080	$13.792	$11.884	$12.286	$10.738	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.555	$11.883	$10.255	$10.618	$9.294	$7.103	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.551	$15.555	$11.883	$10.255	$10.618	$9.294	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,

38	Hartford Life Insurance Company

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.390	$27.683	$23.726	$25.091	$20.055	$15.357	$25.513	$29.430	$25.269	$23.775
Accumulation Unit Value at end of period	$39.413	$38.390	$27.683	$23.726	$25.091	$20.055	$15.357	$25.513	$29.430	$25.269
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	1	1	1	2	2	2	6
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.580	$27.140	$23.295	$24.673	$19.750	$15.146	$25.200	$29.113	$25.035	$23.590
Accumulation Unit Value at end of period	$38.524	$37.580	$27.140	$23.295	$24.673	$19.750	$15.146	$25.200	$29.113	$25.035
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$37.411	$27.031	$23.213	$24.598	$19.700	$15.116	$25.162	$29.083	$25.022	$23.590
Accumulation Unit Value at end of period	$38.331	$37.411	$27.031	$23.213	$24.598	$19.700	$15.116	$25.162	$29.083	$25.022
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.622	$26.500	$22.791	$24.188	$19.401	$14.908	$24.854	$28.770	$24.790	$23.406
Accumulation Unit Value at end of period	$37.466	$36.622	$26.500	$22.791	$24.188	$19.401	$14.908	$24.854	$28.770	$24.790
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$36.622	$26.500	$22.791	$24.188	$19.401	$14.908	$24.854	$28.770	$24.790	$23.406
Accumulation Unit Value at end of period	$37.466	$36.622	$26.500	$22.791	$24.188	$19.401	$14.908	$24.854	$28.770	$24.790
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.000	$26.089	$22.472	$23.884	$19.186	$14.765	$24.653	$28.580	$24.663	$23.321
Accumulation Unit Value at end of period	$36.774	$36.000	$26.089	$22.472	$23.884	$19.186	$14.765	$24.653	$28.580	$24.663
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.000	$26.089	$22.472	$23.884	$19.186	$14.765	$24.653	$28.580	$24.663	$23.321
Accumulation Unit Value at end of period	$36.774	$36.000	$26.089	$22.472	$23.884	$19.186	$14.765	$24.653	$28.580	$24.663
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.795	$25.954	$22.366	$23.784	$19.115	$14.718	$24.586	$28.517	$24.621	$23.293
Accumulation Unit Value at end of period	$36.546	$35.795	$25.954	$22.366	$23.784	$19.115	$14.718	$24.586	$28.517	$24.621
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$33.164	$24.070	$20.764	$22.102	$17.781	$13.705	$22.916	$26.607	$22.995	$21.776
Accumulation Unit Value at end of period	$33.827	$33.164	$24.070	$20.764	$22.102	$17.781	$13.705	$22.916	$26.607	$22.995
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	6	6	7	7	13	41	55
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.187	$25.551	$22.052	$23.485	$18.903	$14.577	$24.387	$28.329	$24.495	$23.209
Accumulation Unit Value at end of period	$35.872	$35.187	$25.551	$22.052	$23.485	$18.903	$14.577	$24.387	$28.329	$24.495
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

Hartford Life Insurance Company	39

Accumulation Unit Value at beginning of period	$35.187	$25.551	$22.052	$23.485	$18.903	$14.577	$24.387	$28.329	$24.495	$23.209
Accumulation Unit Value at end of period	$35.872	$35.187	$25.551	$22.052	$23.485	$18.903	$14.577	$24.387	$28.329	$24.495
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.462	$13.413	$11.582	$12.341	$9.938	$7.668	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.812	$18.462	$13.413	$11.582	$12.341	$9.938	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.280	$23.476	$20.291	$21.643	$17.446	$13.474	$22.575	$26.263	$22.743	$21.581
Accumulation Unit Value at end of period	$32.860	$32.280	$23.476	$20.291	$21.643	$17.446	$13.474	$22.575	$26.263	$22.743
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.609	$18.633	$16.114	$17.195	$13.868	$10.716	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.055	$25.609	$18.633	$16.114	$17.195	$13.868	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.891	$23.216	$20.087	$21.446	$17.305	$13.378	$—	$—	$—	$—
Accumulation Unit Value at end of period	$32.431	$31.891	$23.216	$20.087	$21.446	$17.305	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.827	$12.997	$11.262	$12.042	$9.732	$7.534	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.102	$17.827	$12.997	$11.262	$12.042	$9.732	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Voyager Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.553	$10.896	$9.607	$11.776	$9.819	$6.033	$9.648	$9.208	$8.794	$8.380
Accumulation Unit Value at end of period	$16.945	$15.553	$10.896	$9.607	$11.776	$9.819	$6.033	$9.648	$9.208	$8.794
Number of Accumulation Units outstanding at end of period (in thousands)	13	22	22	22	35	33	33	39	22	28
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.225	$10.683	$9.432	$11.579	$9.669	$5.950	$9.530	$9.109	$8.712	$8.315
Accumulation Unit Value at end of period	$16.563	$15.225	$10.683	$9.432	$11.579	$9.669	$5.950	$9.530	$9.109	$8.712
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	4	4
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.156	$10.640	$9.399	$11.544	$9.645	$5.938	$9.516	$9.099	$8.708	$8.315
Accumulation Unit Value at end of period	$16.480	$15.156	$10.640	$9.399	$11.544	$9.645	$5.938	$9.516	$9.099	$8.708
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.836	$10.431	$9.228	$11.352	$9.498	$5.857	$9.399	$9.001	$8.627	$8.250
Accumulation Unit Value at end of period	$16.108	$14.836	$10.431	$9.228	$11.352	$9.498	$5.857	$9.399	$9.001	$8.627
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

40	Hartford Life Insurance Company

With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.836	$10.431	$9.228	$11.352	$9.498	$5.857	$9.399	$9.001	$8.627	$8.250
Accumulation Unit Value at end of period	$16.108	$14.836	$10.431	$9.228	$11.352	$9.498	$5.857	$9.399	$9.001	$8.627
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.584	$10.269	$9.099	$11.209	$9.393	$5.801	$9.323	$8.942	$8.583	$8.220
Accumulation Unit Value at end of period	$15.811	$14.584	$10.269	$9.099	$11.209	$9.393	$5.801	$9.323	$8.942	$8.583
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.584	$10.269	$9.099	$11.209	$9.393	$5.801	$9.323	$8.942	$8.583	$8.220
Accumulation Unit Value at end of period	$15.811	$14.584	$10.269	$9.099	$11.209	$9.393	$5.801	$9.323	$8.942	$8.583
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.501	$10.216	$9.056	$11.162	$9.358	$5.782	$9.298	$8.922	$8.568	$8.210
Accumulation Unit Value at end of period	$15.713	$14.501	$10.216	$9.056	$11.162	$9.358	$5.782	$9.298	$8.922	$8.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$88.393	$62.332	$55.313	$68.245	$57.273	$35.421	$57.017	$54.767	$52.648	$50.499
Accumulation Unit Value at end of period	$95.682	$88.393	$62.332	$55.313	$68.245	$57.273	$35.421	$57.017	$54.767	$52.648
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	4	4	6	14	16	19
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.255	$10.057	$8.929	$11.022	$9.255	$5.727	$9.223	$8.863	$8.524	$8.180
Accumulation Unit Value at end of period	$15.423	$14.255	$10.057	$8.929	$11.022	$9.255	$5.727	$9.223	$8.863	$8.524
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.255	$10.057	$8.929	$11.022	$9.255	$5.727	$9.223	$8.863	$8.524	$8.180
Accumulation Unit Value at end of period	$15.423	$14.255	$10.057	$8.929	$11.022	$9.255	$5.727	$9.223	$8.863	$8.524
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.978	$12.690	$11.272	$13.922	$11.695	$7.240	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.441	$17.978	$12.690	$11.272	$13.922	$11.695	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$86.038	$60.793	$54.055	$66.826	$56.195	$34.824	$56.168	$54.060	$52.072	$50.046
Accumulation Unit Value at end of period	$92.947	$86.038	$60.793	$54.055	$66.826	$56.195	$34.824	$56.168	$54.060	$52.072
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.914	$18.319	$16.297	$20.157	$16.959	$10.515	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.980	$25.914	$18.319	$16.297	$20.157	$16.959	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	41

With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$85.001	$60.120	$53.511	$66.219	$55.740	$34.577	$—	$—	$—	$—
Accumulation Unit Value at end of period	$91.734	$85.001	$60.120	$53.511	$66.219	$55.740	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	4	5	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.359	$12.296	$10.961	$13.585	$11.452	$7.115	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.706	$17.359	$12.296	$10.961	$13.585	$11.452	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period

42	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)

Hartford Life Insurance Company	43

With Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period

44	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period

Hartford Life Insurance Company	45

Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period

46	Hartford Life Insurance Company

Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period

Hartford Life Insurance Company	47

Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period
Accumulation Unit Value at end of period
Number of Accumulation Units outstanding at end of period (in thousands)

IB Shares

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.343	$18.607	$18.442	$17.434	$16.736	$13.964	$14.055	$13.094	$12.807	$12.756
Accumulation Unit Value at end of period	$18.953	$18.343	$18.607	$18.442	$17.434	$16.736	$13.964	$14.055	$13.094	$12.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.031	$18.318	$18.184	$17.215	$16.551	$13.830	$13.942	$13.008	$12.741	$12.710
Accumulation Unit Value at end of period	$18.603	$18.031	$18.318	$18.184	$17.215	$16.551	$13.830	$13.942	$13.008	$12.741
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.928	$18.223	$18.098	$17.143	$16.490	$13.786	$13.904	$12.979	$12.720	$12.695
Accumulation Unit Value at end of period	$18.488	$17.928	$18.223	$18.098	$17.143	$16.490	$13.786	$13.904	$12.979	$12.720

48	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.624	$17.941	$17.844	$16.928	$16.308	$13.654	$13.791	$12.893	$12.655	$12.649
Accumulation Unit Value at end of period	$18.147	$17.624	$17.941	$17.844	$16.928	$16.308	$13.654	$13.791	$12.893	$12.655
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.624	$17.941	$17.844	$16.928	$16.308	$13.654	$13.791	$12.893	$12.655	$12.649
Accumulation Unit Value at end of period	$18.147	$17.624	$17.941	$17.844	$16.928	$16.308	$13.654	$13.791	$12.893	$12.655
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.325	$17.662	$17.594	$16.715	$16.127	$13.523	$13.680	$12.808	$12.590	$12.603
Accumulation Unit Value at end of period	$17.812	$17.325	$17.662	$17.594	$16.715	$16.127	$13.523	$13.680	$12.808	$12.590
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.325	$17.662	$17.594	$16.715	$16.127	$13.523	$13.680	$12.808	$12.590	$12.603
Accumulation Unit Value at end of period	$17.812	$17.325	$17.662	$17.594	$16.715	$16.127	$13.523	$13.680	$12.808	$12.590
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.226	$17.571	$17.511	$16.645	$16.067	$13.480	$13.643	$12.780	$12.568	$12.588
Accumulation Unit Value at end of period	$17.702	$17.226	$17.571	$17.511	$16.645	$16.067	$13.480	$13.643	$12.780	$12.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.031	$17.388	$17.347	$16.505	$15.949	$13.394	$13.569	$12.723	$12.525	$12.557
Accumulation Unit Value at end of period	$17.483	$17.031	$17.388	$17.347	$16.505	$15.949	$13.394	$13.569	$12.723	$12.525
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.670	$17.028	$16.997	$16.180	$15.642	$13.142	$13.321	$12.498	$12.309	$12.347
Accumulation Unit Value at end of period	$17.104	$16.670	$17.028	$16.997	$16.180	$15.642	$13.142	$13.321	$12.498	$12.309
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	2	8	16	8	15	22
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.670	$17.028	$16.997	$16.180	$15.642	$13.142	$13.321	$12.498	$12.309	$12.347
Accumulation Unit Value at end of period	$17.104	$16.670	$17.028	$16.997	$16.180	$15.642	$13.142	$13.321	$12.498	$12.309
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	2	8	16	8	15	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.581	$16.946	$16.923	$16.118	$15.590	$13.105	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.005	$16.581	$16.946	$16.923	$16.118	$15.590	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	14	11	16	25	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.328	$16.704	$16.698	$15.919	$15.413	$12.970	$13.166	$12.370	$12.202	$12.258
Accumulation Unit Value at end of period	$16.728	$16.328	$16.704	$16.698	$15.919	$15.413	$12.970	$13.166	$12.370	$12.202
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	3	3	3	3	4	4	4

Hartford Life Insurance Company	49

With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.245	$16.627	$16.629	$15.862	$15.365	$12.936	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.635	$16.245	$16.627	$16.629	$15.862	$15.365	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	8	8	13	19	17	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.457	$16.853	$16.864	$16.094	$15.598	$13.138	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.844	$16.457	$16.853	$16.864	$16.094	$15.598	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	7	4	9	17	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.105	$21.159	$18.677	$20.082	$15.651	$10.850	$16.900	$18.863	$16.528	$15.148
Accumulation Unit Value at end of period	$29.802	$28.105	$21.159	$18.677	$20.082	$15.651	$10.850	$16.900	$18.863	$16.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.659	$20.854	$18.436	$19.852	$15.495	$10.758	$16.782	$18.760	$16.462	$15.110
Accumulation Unit Value at end of period	$29.285	$27.659	$20.854	$18.436	$19.852	$15.495	$10.758	$16.782	$18.760	$16.462
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.512	$20.753	$18.356	$19.776	$15.443	$10.728	$16.743	$18.725	$16.440	$15.097
Accumulation Unit Value at end of period	$29.115	$27.512	$20.753	$18.356	$19.776	$15.443	$10.728	$16.743	$18.725	$16.440
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.075	$20.455	$18.119	$19.550	$15.290	$10.637	$16.627	$18.623	$16.375	$15.059
Accumulation Unit Value at end of period	$28.610	$27.075	$20.455	$18.119	$19.550	$15.290	$10.637	$16.627	$18.623	$16.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.075	$20.455	$18.119	$19.550	$15.290	$10.637	$16.627	$18.623	$16.375	$15.059
Accumulation Unit Value at end of period	$28.610	$27.075	$20.455	$18.119	$19.550	$15.290	$10.637	$16.627	$18.623	$16.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.646	$20.160	$17.885	$19.326	$15.137	$10.547	$16.511	$18.520	$16.310	$15.022
Accumulation Unit Value at end of period	$28.113	$26.646	$20.160	$17.885	$19.326	$15.137	$10.547	$16.511	$18.520	$16.310
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.646	$20.160	$17.885	$19.326	$15.137	$10.547	$16.511	$18.520	$16.310	$15.022
Accumulation Unit Value at end of period	$28.113	$26.646	$20.160	$17.885	$19.326	$15.137	$10.547	$16.511	$18.520	$16.310
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

50	Hartford Life Insurance Company

With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.504	$20.063	$17.807	$19.253	$15.087	$10.517	$16.472	$18.486	$16.288	$15.009
Accumulation Unit Value at end of period	$27.950	$26.504	$20.063	$17.807	$19.253	$15.087	$10.517	$16.472	$18.486	$16.288
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	2
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.223	$19.870	$17.654	$19.105	$14.987	$10.458	$16.395	$18.419	$16.244	$14.984
Accumulation Unit Value at end of period	$27.625	$26.223	$19.870	$17.654	$19.105	$14.987	$10.458	$16.395	$18.419	$16.244
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.083	$19.774	$17.577	$19.032	$14.937	$10.428	$16.357	$18.385	$16.223	$14.972
Accumulation Unit Value at end of period	$27.465	$26.083	$19.774	$17.577	$19.032	$14.937	$10.428	$16.357	$18.385	$16.223
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	5	4	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.083	$19.774	$17.577	$19.032	$14.937	$10.428	$16.357	$18.385	$16.223	$14.972
Accumulation Unit Value at end of period	$27.465	$26.083	$19.774	$17.577	$19.032	$14.937	$10.428	$16.357	$18.385	$16.223
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	5	4	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.944	$19.679	$17.501	$18.960	$14.887	$10.399	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.305	$25.944	$19.679	$17.501	$18.960	$14.887	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	7	7	8	8	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.669	$19.489	$17.350	$18.815	$14.788	$10.340	$16.243	$18.284	$16.158	$14.934
Accumulation Unit Value at end of period	$26.988	$25.669	$19.489	$17.350	$18.815	$14.788	$10.340	$16.243	$18.284	$16.158
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.532	$19.395	$17.275	$18.743	$14.739	$10.310	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.831	$25.532	$19.395	$17.275	$18.743	$14.739	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	4	2	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Diversified Income Fund
Without Any Optional Benefits

Hartford Life Insurance Company	51

Accumulation Unit Value at beginning of period	$24.984	$23.394	$21.177	$22.079	$19.783	$12.855	$18.758	$18.186	$17.273	$16.922
Accumulation Unit Value at end of period	$24.833	$24.984	$23.394	$21.177	$22.079	$19.783	$12.855	$18.758	$18.186	$17.273
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.559	$23.032	$20.880	$21.802	$19.564	$12.732	$18.607	$18.066	$17.184	$16.860
Accumulation Unit Value at end of period	$24.375	$24.559	$23.032	$20.880	$21.802	$19.564	$12.732	$18.607	$18.066	$17.184
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.420	$22.912	$20.782	$21.710	$19.491	$12.691	$18.556	$18.026	$17.155	$16.840
Accumulation Unit Value at end of period	$24.224	$24.420	$22.912	$20.782	$21.710	$19.491	$12.691	$18.556	$18.026	$17.155
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.005	$22.557	$20.490	$21.438	$19.276	$12.570	$18.406	$17.907	$17.067	$16.779
Accumulation Unit Value at end of period	$23.777	$24.005	$22.557	$20.490	$21.438	$19.276	$12.570	$18.406	$17.907	$17.067
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.005	$22.557	$20.490	$21.438	$19.276	$12.570	$18.406	$17.907	$17.067	$16.779
Accumulation Unit Value at end of period	$23.777	$24.005	$22.557	$20.490	$21.438	$19.276	$12.570	$18.406	$17.907	$17.067
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.598	$22.207	$20.203	$21.169	$19.062	$12.449	$18.257	$17.789	$16.980	$16.718
Accumulation Unit Value at end of period	$23.339	$23.598	$22.207	$20.203	$21.169	$19.062	$12.449	$18.257	$17.789	$16.980
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.598	$22.207	$20.203	$21.169	$19.062	$12.449	$18.257	$17.789	$16.980	$16.718
Accumulation Unit Value at end of period	$23.339	$23.598	$22.207	$20.203	$21.169	$19.062	$12.449	$18.257	$17.789	$16.980
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.463	$22.092	$20.108	$21.080	$18.992	$12.409	$18.208	$17.750	$16.951	$16.698
Accumulation Unit Value at end of period	$23.194	$23.463	$22.092	$20.108	$21.080	$18.992	$12.409	$18.208	$17.750	$16.951
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.197	$21.863	$19.920	$20.903	$18.852	$12.330	$18.109	$17.671	$16.893	$16.658
Accumulation Unit Value at end of period	$22.908	$23.197	$21.863	$19.920	$20.903	$18.852	$12.330	$18.109	$17.671	$16.893
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	2
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.240	$17.199	$15.679	$16.461	$14.853	$9.719	$14.282	$13.944	$13.336	$13.157
Accumulation Unit Value at end of period	$18.004	$18.240	$17.199	$15.679	$16.461	$14.853	$9.719	$14.282	$13.944	$13.336
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	9	11	20	14	14	18	45	33
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.240	$17.199	$15.679	$16.461	$14.853	$9.719	$14.282	$13.944	$13.336	$13.157
Accumulation Unit Value at end of period	$18.004	$18.240	$17.199	$15.679	$16.461	$14.853	$9.719	$14.282	$13.944	$13.336

52	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	2	3	9	11	20	14	14	18	45	33
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.143	$17.117	$15.611	$16.398	$14.803	$9.692	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.899	$18.143	$17.117	$15.611	$16.398	$14.803	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	38	45	56	73	115	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.866	$16.872	$15.403	$16.196	$14.636	$9.592	$14.116	$13.802	$13.221	$13.062
Accumulation Unit Value at end of period	$17.608	$17.866	$16.872	$15.403	$16.196	$14.636	$9.592	$14.116	$13.802	$13.221
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	3	3
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.775	$16.794	$15.340	$16.138	$14.590	$9.567	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.509	$17.775	$16.794	$15.340	$16.138	$14.590	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	16	17	23	37	42	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.416	$21.190	$19.365	$20.382	$18.437	$12.095	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.070	$22.416	$21.190	$19.365	$20.382	$18.437	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	8	9	13	16	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	4	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.276	$19.270	$16.306	$16.152	$14.480	$11.470	$16.816	$16.452	$13.976	$13.373
Accumulation Unit Value at end of period	$28.206	$25.276	$19.270	$16.306	$16.152	$14.480	$11.470	$16.816	$16.452	$13.976
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.874	$18.993	$16.096	$15.967	$14.336	$11.373	$16.699	$16.362	$13.920	$13.340
Accumulation Unit Value at end of period	$27.717	$24.874	$18.993	$16.096	$15.967	$14.336	$11.373	$16.699	$16.362	$13.920
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.742	$18.901	$16.026	$15.906	$14.289	$11.341	$16.660	$16.332	$13.902	$13.329
Accumulation Unit Value at end of period	$27.556	$24.742	$18.901	$16.026	$15.906	$14.289	$11.341	$16.660	$16.332	$13.902
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.349	$18.629	$15.819	$15.724	$14.146	$11.245	$16.544	$16.243	$13.846	$13.295
Accumulation Unit Value at end of period	$27.078	$24.349	$18.629	$15.819	$15.724	$14.146	$11.245	$16.544	$16.243	$13.846
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.349	$18.629	$15.819	$15.724	$14.146	$11.245	$16.544	$16.243	$13.846	$13.295

Hartford Life Insurance Company	53

Accumulation Unit Value at end of period	$27.078	$24.349	$18.629	$15.819	$15.724	$14.146	$11.245	$16.544	$16.243	$13.846
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.963	$18.361	$15.615	$15.544	$14.005	$11.149	$16.429	$16.154	$13.791	$13.262
Accumulation Unit Value at end of period	$26.608	$23.963	$18.361	$15.615	$15.544	$14.005	$11.149	$16.429	$16.154	$13.791
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.963	$18.361	$15.615	$15.544	$14.005	$11.149	$16.429	$16.154	$13.791	$13.262
Accumulation Unit Value at end of period	$26.608	$23.963	$18.361	$15.615	$15.544	$14.005	$11.149	$16.429	$16.154	$13.791
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.835	$18.272	$15.547	$15.485	$13.959	$11.118	$16.390	$16.124	$13.772	$13.251
Accumulation Unit Value at end of period	$26.453	$23.835	$18.272	$15.547	$15.485	$13.959	$11.118	$16.390	$16.124	$13.772
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	16	21
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.582	$18.097	$15.413	$15.366	$13.866	$11.055	$16.314	$16.065	$13.736	$13.229
Accumulation Unit Value at end of period	$26.146	$23.582	$18.097	$15.413	$15.366	$13.866	$11.055	$16.314	$16.065	$13.736
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.457	$18.009	$15.346	$15.308	$13.820	$11.024	$16.276	$16.036	$13.717	$13.218
Accumulation Unit Value at end of period	$25.994	$23.457	$18.009	$15.346	$15.308	$13.820	$11.024	$16.276	$16.036	$13.717
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	17	21	30	10	12	15	18
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.457	$18.009	$15.346	$15.308	$13.820	$11.024	$16.276	$16.036	$13.717	$13.218
Accumulation Unit Value at end of period	$25.994	$23.457	$18.009	$15.346	$15.308	$13.820	$11.024	$16.276	$16.036	$13.717
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	17	21	30	10	12	15	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.332	$17.922	$15.280	$15.249	$13.774	$10.993	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.843	$23.332	$17.922	$15.280	$15.249	$13.774	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	43	55	72	100	134	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.085	$17.750	$15.148	$15.132	$13.682	$10.930	$16.162	$15.948	$13.663	$13.185
Accumulation Unit Value at end of period	$25.543	$23.085	$17.750	$15.148	$15.132	$13.682	$10.930	$16.162	$15.948	$13.663
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	11	12	12	8	8	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.962	$17.664	$15.082	$15.075	$13.637	$10.900	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.395	$22.962	$17.664	$15.082	$15.075	$13.637	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	26	38	57	80	102	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$—	$—	$—	$—

54	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	7	17	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	3	3	7	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.645	$12.519	$11.231	$11.033	$10.050	$8.076	$13.754	$13.755	$12.407	$12.044
Accumulation Unit Value at end of period	$16.055	$14.645	$12.519	$11.231	$11.033	$10.050	$8.076	$13.754	$13.755	$12.407
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.396	$12.325	$11.073	$10.894	$9.939	$7.999	$13.643	$13.664	$12.343	$12.000
Accumulation Unit Value at end of period	$15.759	$14.396	$12.325	$11.073	$10.894	$9.939	$7.999	$13.643	$13.664	$12.343
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.314	$12.261	$11.021	$10.848	$9.902	$7.973	$13.606	$13.634	$12.322	$11.985
Accumulation Unit Value at end of period	$15.661	$14.314	$12.261	$11.021	$10.848	$9.902	$7.973	$13.606	$13.634	$12.322
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.071	$12.071	$10.867	$10.712	$9.792	$7.897	$13.496	$13.543	$12.259	$11.942
Accumulation Unit Value at end of period	$15.372	$14.071	$12.071	$10.867	$10.712	$9.792	$7.897	$13.496	$13.543	$12.259
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.071	$12.071	$10.867	$10.712	$9.792	$7.897	$13.496	$13.543	$12.259	$11.942
Accumulation Unit Value at end of period	$15.372	$14.071	$12.071	$10.867	$10.712	$9.792	$7.897	$13.496	$13.543	$12.259
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.832	$11.884	$10.714	$10.578	$9.684	$7.821	$13.387	$13.454	$12.197	$11.899
Accumulation Unit Value at end of period	$15.089	$13.832	$11.884	$10.714	$10.578	$9.684	$7.821	$13.387	$13.454	$12.197
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.832	$11.884	$10.714	$10.578	$9.684	$7.821	$13.387	$13.454	$12.197	$11.899
Accumulation Unit Value at end of period	$15.089	$13.832	$11.884	$10.714	$10.578	$9.684	$7.821	$13.387	$13.454	$12.197
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.753	$11.822	$10.664	$10.533	$9.648	$7.796	$13.351	$13.424	$12.176	$11.884
Accumulation Unit Value at end of period	$14.995	$13.753	$11.822	$10.664	$10.533	$9.648	$7.796	$13.351	$13.424	$12.176
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.597	$11.699	$10.564	$10.445	$9.577	$7.746	$13.278	$13.365	$12.134	$11.856
Accumulation Unit Value at end of period	$14.810	$13.597	$11.699	$10.564	$10.445	$9.577	$7.746	$13.278	$13.365	$12.134

Hartford Life Insurance Company	55

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.432	$12.424	$11.223	$11.103	$10.185	$8.242	$14.136	$14.235	$12.931	$12.640
Accumulation Unit Value at end of period	$15.711	$14.432	$12.424	$11.223	$11.103	$10.185	$8.242	$14.136	$14.235	$12.931
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	8	9	12	16	26	41	51
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.432	$12.424	$11.223	$11.103	$10.185	$8.242	$14.136	$14.235	$12.931	$12.640
Accumulation Unit Value at end of period	$15.711	$14.432	$12.424	$11.223	$11.103	$10.185	$8.242	$14.136	$14.235	$12.931
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	8	9	12	16	26	41	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.355	$12.364	$11.175	$11.060	$10.151	$8.219	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.620	$14.355	$12.364	$11.175	$11.060	$10.151	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	30	34	38	53	66	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.135	$12.187	$11.026	$10.924	$10.036	$8.134	$13.971	$14.090	$12.818	$12.549
Accumulation Unit Value at end of period	$15.366	$14.135	$12.187	$11.026	$10.924	$10.036	$8.134	$13.971	$14.090	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	2	2	2	2	2	2
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.063	$12.131	$10.981	$10.885	$10.005	$8.113	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.280	$14.063	$12.131	$10.981	$10.885	$10.005	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	22	28	34	43	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.139	$11.339	$10.269	$10.184	$9.366	$7.598	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.268	$13.139	$11.339	$10.269	$10.184	$9.366	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	9	9	13	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$50.766	$42.890	$37.916	$38.439	$33.835	$25.264	$38.252	$37.514	$33.558	$31.670
Accumulation Unit Value at end of period	$55.024	$50.766	$42.890	$37.916	$38.439	$33.835	$25.264	$38.252	$37.514	$33.558
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$49.904	$42.225	$37.384	$37.957	$33.461	$25.022	$37.942	$37.266	$33.386	$31.555
Accumulation Unit Value at end of period	$54.009	$49.904	$42.225	$37.384	$37.957	$33.461	$25.022	$37.942	$37.266	$33.386
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit

56	Hartford Life Insurance Company

Accumulation Unit Value at beginning of period	$49.620	$42.006	$37.208	$37.797	$33.337	$24.942	$37.839	$37.184	$33.329	$31.517
Accumulation Unit Value at end of period	$53.675	$49.620	$42.006	$37.208	$37.797	$33.337	$24.942	$37.839	$37.184	$33.329
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$48.777	$41.354	$36.686	$37.323	$32.968	$24.703	$37.533	$36.939	$33.159	$31.403
Accumulation Unit Value at end of period	$52.684	$48.777	$41.354	$36.686	$37.323	$32.968	$24.703	$37.533	$36.939	$33.159
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$48.777	$41.354	$36.686	$37.323	$32.968	$24.703	$37.533	$36.939	$33.159	$31.403
Accumulation Unit Value at end of period	$52.684	$48.777	$41.354	$36.686	$37.323	$32.968	$24.703	$37.533	$36.939	$33.159
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$47.949	$40.713	$36.172	$36.855	$32.603	$24.466	$37.229	$36.695	$32.989	$31.289
Accumulation Unit Value at end of period	$51.712	$47.949	$40.713	$36.172	$36.855	$32.603	$24.466	$37.229	$36.695	$32.989
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$47.949	$40.713	$36.172	$36.855	$32.603	$24.466	$37.229	$36.695	$32.989	$31.289
Accumulation Unit Value at end of period	$51.712	$47.949	$40.713	$36.172	$36.855	$32.603	$24.466	$37.229	$36.695	$32.989
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$47.676	$40.502	$36.002	$36.700	$32.483	$24.388	$37.129	$36.614	$32.933	$31.251
Accumulation Unit Value at end of period	$51.392	$47.676	$40.502	$36.002	$36.700	$32.483	$24.388	$37.129	$36.614	$32.933
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$47.135	$40.082	$35.664	$36.392	$32.243	$24.232	$36.928	$36.452	$32.820	$31.176
Accumulation Unit Value at end of period	$50.758	$47.135	$40.082	$35.664	$36.392	$32.243	$24.232	$36.928	$36.452	$32.820
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.325	$12.187	$10.849	$11.076	$9.818	$7.383	$11.256	$11.117	$10.014	$9.517
Accumulation Unit Value at end of period	$15.418	$14.325	$12.187	$10.849	$11.076	$9.818	$7.383	$11.256	$11.117	$10.014
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	11	11	15	20	16	17	25
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.325	$12.187	$10.849	$11.076	$9.818	$7.383	$11.256	$11.117	$10.014	$9.517
Accumulation Unit Value at end of period	$15.418	$14.325	$12.187	$10.849	$11.076	$9.818	$7.383	$11.256	$11.117	$10.014
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	11	11	15	20	16	17	25
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.248	$12.128	$10.803	$11.034	$9.786	$7.362	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.328	$14.248	$12.128	$10.803	$11.034	$9.786	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	27	30	34	46	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.031	$11.955	$10.659	$10.898	$9.675	$7.286	$11.125	$11.004	$9.927	$9.449
Accumulation Unit Value at end of period	$15.079	$14.031	$11.955	$10.659	$10.898	$9.675	$7.286	$11.125	$11.004	$9.927

Hartford Life Insurance Company	57

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.959	$11.900	$10.615	$10.859	$9.645	$7.267	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.995	$13.959	$11.900	$10.615	$10.859	$9.645	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	15	18	34	44	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$45.548	$38.848	$34.671	$35.485	$31.533	$23.769	$—	$—	$—	$—
Accumulation Unit Value at end of period	$48.902	$45.548	$38.848	$34.671	$35.485	$31.533	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.882	$25.917	$21.771	$23.124	$21.255	$16.509	$30.496	$28.239	$23.137	$21.472
Accumulation Unit Value at end of period	$34.055	$33.882	$25.917	$21.771	$23.124	$21.255	$16.509	$30.496	$28.239	$23.137
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.306	$25.515	$21.466	$22.834	$21.019	$16.351	$30.249	$28.053	$23.019	$21.395
Accumulation Unit Value at end of period	$33.426	$33.306	$25.515	$21.466	$22.834	$21.019	$16.351	$30.249	$28.053	$23.019
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$33.117	$25.383	$21.365	$22.738	$20.941	$16.298	$30.167	$27.991	$22.980	$21.369
Accumulation Unit Value at end of period	$33.219	$33.117	$25.383	$21.365	$22.738	$20.941	$16.298	$30.167	$27.991	$22.980
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.554	$24.989	$21.065	$22.453	$20.710	$16.142	$29.923	$27.806	$22.862	$21.291
Accumulation Unit Value at end of period	$32.606	$32.554	$24.989	$21.065	$22.453	$20.710	$16.142	$29.923	$27.806	$22.862
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$32.554	$24.989	$21.065	$22.453	$20.710	$16.142	$29.923	$27.806	$22.862	$21.291
Accumulation Unit Value at end of period	$32.606	$32.554	$24.989	$21.065	$22.453	$20.710	$16.142	$29.923	$27.806	$22.862
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.001	$24.602	$20.770	$22.171	$20.480	$15.987	$29.681	$27.622	$22.745	$21.214
Accumulation Unit Value at end of period	$32.004	$32.001	$24.602	$20.770	$22.171	$20.480	$15.987	$29.681	$27.622	$22.745
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.001	$24.602	$20.770	$22.171	$20.480	$15.987	$29.681	$27.622	$22.745	$21.214
Accumulation Unit Value at end of period	$32.004	$32.001	$24.602	$20.770	$22.171	$20.480	$15.987	$29.681	$27.622	$22.745

58	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.819	$24.474	$20.672	$22.078	$20.405	$15.936	$29.601	$27.561	$22.706	$21.189
Accumulation Unit Value at end of period	$31.806	$31.819	$24.474	$20.672	$22.078	$20.405	$15.936	$29.601	$27.561	$22.706
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.458	$24.220	$20.478	$21.893	$20.254	$15.834	$29.441	$27.440	$22.629	$21.137
Accumulation Unit Value at end of period	$31.413	$31.458	$24.220	$20.478	$21.893	$20.254	$15.834	$29.441	$27.440	$22.629
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.273	$5.603	$4.739	$5.069	$4.692	$3.670	$6.827	$6.367	$5.253	$4.909
Accumulation Unit Value at end of period	$7.259	$7.273	$5.603	$4.739	$5.069	$4.692	$3.670	$6.827	$6.367	$5.253
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	10	12	12	22	27	22
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.273	$5.603	$4.739	$5.069	$4.692	$3.670	$6.827	$6.367	$5.253	$4.909
Accumulation Unit Value at end of period	$7.259	$7.273	$5.603	$4.739	$5.069	$4.692	$3.670	$6.827	$6.367	$5.253
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	10	12	12	22	27	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.235	$5.576	$4.719	$5.050	$4.677	$3.660	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.217	$7.235	$5.576	$4.719	$5.050	$4.677	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	12	15	20	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.124	$5.496	$4.656	$4.988	$4.623	$3.622	$6.748	$6.302	$5.207	$4.874
Accumulation Unit Value at end of period	$7.100	$7.124	$5.496	$4.656	$4.988	$4.623	$3.622	$6.748	$6.302	$5.207
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.088	$5.471	$4.637	$4.970	$4.609	$3.612	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.060	$7.088	$5.471	$4.637	$4.970	$4.609	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	16	16	16	22	23	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.398	$23.475	$19.907	$21.347	$19.808	$15.532	$—	$—	$—	$—
Accumulation Unit Value at end of period	$30.264	$30.398	$23.475	$19.907	$21.347	$19.808	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

Hartford Life Insurance Company	59

Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.188	$15.099	$12.467	$12.736	$12.548	$10.054	$12.239	$12.431	$12.208	$10.888
Accumulation Unit Value at end of period	$26.789	$21.188	$15.099	$12.467	$12.736	$12.548	$10.054	$12.239	$12.431	$12.208
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.828	$14.865	$12.292	$12.576	$12.409	$9.957	$12.140	$12.349	$12.146	$10.849
Accumulation Unit Value at end of period	$26.295	$20.828	$14.865	$12.292	$12.576	$12.409	$9.957	$12.140	$12.349	$12.146
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.709	$14.788	$12.234	$12.523	$12.363	$9.925	$12.107	$12.321	$12.125	$10.835
Accumulation Unit Value at end of period	$26.132	$20.709	$14.788	$12.234	$12.523	$12.363	$9.925	$12.107	$12.321	$12.125
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.358	$14.558	$12.063	$12.366	$12.226	$9.830	$12.009	$12.240	$12.063	$10.796
Accumulation Unit Value at end of period	$25.650	$20.358	$14.558	$12.063	$12.366	$12.226	$9.830	$12.009	$12.240	$12.063
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.358	$14.558	$12.063	$12.366	$12.226	$9.830	$12.009	$12.240	$12.063	$10.796
Accumulation Unit Value at end of period	$25.650	$20.358	$14.558	$12.063	$12.366	$12.226	$9.830	$12.009	$12.240	$12.063
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.012	$14.333	$11.893	$12.211	$12.091	$9.736	$11.912	$12.159	$12.001	$10.757
Accumulation Unit Value at end of period	$25.176	$20.012	$14.333	$11.893	$12.211	$12.091	$9.736	$11.912	$12.159	$12.001
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.012	$14.333	$11.893	$12.211	$12.091	$9.736	$11.912	$12.159	$12.001	$10.757
Accumulation Unit Value at end of period	$25.176	$20.012	$14.333	$11.893	$12.211	$12.091	$9.736	$11.912	$12.159	$12.001
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.898	$14.258	$11.838	$12.160	$12.046	$9.705	$11.880	$12.132	$11.981	$10.744
Accumulation Unit Value at end of period	$25.020	$19.898	$14.258	$11.838	$12.160	$12.046	$9.705	$11.880	$12.132	$11.981
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.672	$14.110	$11.727	$12.058	$11.957	$9.643	$11.816	$12.079	$11.940	$10.718
Accumulation Unit Value at end of period	$24.712	$19.672	$14.110	$11.727	$12.058	$11.957	$9.643	$11.816	$12.079	$11.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.582	$11.182	$9.298	$9.565	$9.490	$7.657	$9.387	$9.601	$9.496	$8.528
Accumulation Unit Value at end of period	$19.564	$15.582	$11.182	$9.298	$9.565	$9.490	$7.657	$9.387	$9.601	$9.496
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	7	15	15	15	17	26	34
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.582	$11.182	$9.298	$9.565	$9.490	$7.657	$9.387	$9.601	$9.496	$8.528

60	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$19.564	$15.582	$11.182	$9.298	$9.565	$9.490	$7.657	$9.387	$9.601	$9.496
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	7	15	15	15	17	26	34
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.499	$11.128	$9.258	$9.529	$9.459	$7.635	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.450	$15.499	$11.128	$9.258	$9.529	$9.459	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	10	11	13	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.262	$10.969	$9.134	$9.411	$9.351	$7.556	$9.278	$9.503	$9.413	$8.467
Accumulation Unit Value at end of period	$19.134	$15.262	$10.969	$9.134	$9.411	$9.351	$7.556	$9.278	$9.503	$9.413
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	2	2	2	2	2
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.185	$10.919	$9.097	$9.377	$9.322	$7.537	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.027	$15.185	$10.919	$9.097	$9.377	$9.322	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.010	$13.676	$11.400	$11.757	$11.694	$9.459	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.808	$19.010	$13.676	$11.400	$11.757	$11.694	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.847	$25.587	$24.592	$26.246	$26.019	$24.468	$35.537	$29.911	$23.770	$22.102
Accumulation Unit Value at end of period	$32.740	$28.847	$25.587	$24.592	$26.246	$26.019	$24.468	$35.537	$29.911	$23.770
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.357	$25.190	$24.247	$25.917	$25.732	$24.233	$35.249	$29.713	$23.649	$22.022
Accumulation Unit Value at end of period	$32.136	$28.357	$25.190	$24.247	$25.917	$25.732	$24.233	$35.249	$29.713	$23.649
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.196	$25.060	$24.133	$25.808	$25.636	$24.156	$35.154	$29.648	$23.608	$21.995
Accumulation Unit Value at end of period	$31.937	$28.196	$25.060	$24.133	$25.808	$25.636	$24.156	$35.154	$29.648	$23.608
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.717	$24.671	$23.795	$25.484	$25.353	$23.924	$34.870	$29.452	$23.488	$21.916
Accumulation Unit Value at end of period	$31.348	$27.717	$24.671	$23.795	$25.484	$25.353	$23.924	$34.870	$29.452	$23.488
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit

Hartford Life Insurance Company	61

Accumulation Unit Value at beginning of period	$27.717	$24.671	$23.795	$25.484	$25.353	$23.924	$34.870	$29.452	$23.488	$21.916
Accumulation Unit Value at end of period	$31.348	$27.717	$24.671	$23.795	$25.484	$25.353	$23.924	$34.870	$29.452	$23.488
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.246	$24.288	$23.461	$25.164	$25.072	$23.695	$34.587	$29.257	$23.368	$21.836
Accumulation Unit Value at end of period	$30.769	$27.246	$24.288	$23.461	$25.164	$25.072	$23.695	$34.587	$29.257	$23.368
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.246	$24.288	$23.461	$25.164	$25.072	$23.695	$34.587	$29.257	$23.368	$21.836
Accumulation Unit Value at end of period	$30.769	$27.246	$24.288	$23.461	$25.164	$25.072	$23.695	$34.587	$29.257	$23.368
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.091	$24.162	$23.351	$25.059	$24.979	$23.619	$34.494	$29.193	$23.328	$21.810
Accumulation Unit Value at end of period	$30.579	$27.091	$24.162	$23.351	$25.059	$24.979	$23.619	$34.494	$29.193	$23.328
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.784	$23.912	$23.132	$24.849	$24.795	$23.468	$34.308	$29.064	$23.248	$21.757
Accumulation Unit Value at end of period	$30.202	$26.784	$23.912	$23.132	$24.849	$24.795	$23.468	$34.308	$29.064	$23.248
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.119	$10.825	$10.477	$11.260	$11.241	$10.645	$15.570	$13.197	$10.561	$9.889
Accumulation Unit Value at end of period	$13.659	$12.119	$10.825	$10.477	$11.260	$11.241	$10.645	$15.570	$13.197	$10.561
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	6	9	12	19	24	49
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.119	$10.825	$10.477	$11.260	$11.241	$10.645	$15.570	$13.197	$10.561	$9.889
Accumulation Unit Value at end of period	$13.659	$12.119	$10.825	$10.477	$11.260	$11.241	$10.645	$15.570	$13.197	$10.561
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	6	9	12	19	24	49
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.054	$10.773	$10.432	$11.217	$11.204	$10.615	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.579	$12.054	$10.773	$10.432	$11.217	$11.204	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	6	6	8	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.870	$10.619	$10.293	$11.079	$11.077	$10.505	$15.388	$13.062	$10.470	$9.818
Accumulation Unit Value at end of period	$13.358	$11.870	$10.619	$10.293	$11.079	$11.077	$10.505	$15.388	$13.062	$10.470
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.810	$10.570	$10.251	$11.039	$11.043	$10.478	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.283	$11.810	$10.570	$10.251	$11.039	$11.043	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	4	4	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$23.176	$22.487	$24.229	$24.249	$23.021	$—	$—	$—	$—

62	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$29.097	$25.882	$23.176	$22.487	$24.229	$24.249	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$73.389	$54.607	$46.273	$48.989	$43.239	$33.627	$55.378	$59.500	$51.822	$49.717
Accumulation Unit Value at end of period	$80.498	$73.389	$54.607	$46.273	$48.989	$43.239	$33.627	$55.378	$59.500	$51.822
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$72.143	$53.760	$45.624	$48.374	$42.760	$33.305	$54.930	$59.107	$51.557	$49.537
Accumulation Unit Value at end of period	$79.012	$72.143	$53.760	$45.624	$48.374	$42.760	$33.305	$54.930	$59.107	$51.557
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$71.732	$53.481	$45.409	$48.171	$42.602	$33.198	$54.781	$58.976	$51.469	$49.478
Accumulation Unit Value at end of period	$78.523	$71.732	$53.481	$45.409	$48.171	$42.602	$33.198	$54.781	$58.976	$51.469
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$70.514	$52.651	$44.772	$47.566	$42.131	$32.880	$54.338	$58.587	$51.206	$49.298
Accumulation Unit Value at end of period	$77.073	$70.514	$52.651	$44.772	$47.566	$42.131	$32.880	$54.338	$58.587	$51.206
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$70.514	$52.651	$44.772	$47.566	$42.131	$32.880	$54.338	$58.587	$51.206	$49.298
Accumulation Unit Value at end of period	$77.073	$70.514	$52.651	$44.772	$47.566	$42.131	$32.880	$54.338	$58.587	$51.206
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$69.316	$51.835	$44.144	$46.969	$41.664	$32.565	$53.898	$58.200	$50.944	$49.120
Accumulation Unit Value at end of period	$75.651	$69.316	$51.835	$44.144	$46.969	$41.664	$32.565	$53.898	$58.200	$50.944
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$69.316	$51.835	$44.144	$46.969	$41.664	$32.565	$53.898	$58.200	$50.944	$49.120
Accumulation Unit Value at end of period	$75.651	$69.316	$51.835	$44.144	$46.969	$41.664	$32.565	$53.898	$58.200	$50.944
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$68.921	$51.565	$43.936	$46.772	$41.510	$32.460	$53.752	$58.071	$50.857	$49.061
Accumulation Unit Value at end of period	$75.182	$68.921	$51.565	$43.936	$46.772	$41.510	$32.460	$53.752	$58.071	$50.857
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$68.139	$51.031	$43.524	$46.379	$41.203	$32.252	$53.461	$57.815	$50.684	$48.942

Hartford Life Insurance Company	63

Accumulation Unit Value at end of period	$74.254	$68.139	$51.031	$43.524	$46.379	$41.203	$32.252	$53.461	$57.815	$50.684
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.651	$12.477	$10.647	$11.351	$10.089	$7.901	$13.104	$14.178	$12.435	$12.014
Accumulation Unit Value at end of period	$18.137	$16.651	$12.477	$10.647	$11.351	$10.089	$7.901	$13.104	$14.178	$12.435
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	19	28	46	61	70	79	125	129
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.651	$12.477	$10.647	$11.351	$10.089	$7.901	$13.104	$14.178	$12.435	$12.014
Accumulation Unit Value at end of period	$18.137	$16.651	$12.477	$10.647	$11.351	$10.089	$7.901	$13.104	$14.178	$12.435
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	19	28	46	61	70	79	125	129
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.563	$12.417	$10.601	$11.307	$10.055	$7.879	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.031	$16.563	$12.417	$10.601	$11.307	$10.055	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	33	53	61	68	107	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.310	$12.239	$10.460	$11.168	$9.941	$7.797	$12.951	$14.034	$12.327	$11.928
Accumulation Unit Value at end of period	$17.738	$16.310	$12.239	$10.460	$11.168	$9.941	$7.797	$12.951	$14.034	$12.327
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	2	2	2
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.226	$12.183	$10.417	$11.128	$9.911	$7.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.639	$16.226	$12.183	$10.417	$11.128	$9.911	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	34	45	60	78	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$65.844	$49.460	$42.311	$45.222	$40.296	$31.637	$—	$—	$—	$—
Accumulation Unit Value at end of period	$71.538	$65.844	$49.460	$42.311	$45.222	$40.296	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	9	11	17	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.090	$10.600	$9.082	$9.721	$8.675	$6.821	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.286	$14.090	$10.600	$9.082	$9.721	$8.675	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.602	$5.638	$4.841	$5.098	$4.387	$3.144	$5.093	$4.878	$4.537	$4.399
Accumulation Unit Value at end of period	$8.578	$7.602	$5.638	$4.841	$5.098	$4.387	$3.144	$5.093	$4.878	$4.537
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.473	$5.550	$4.773	$5.034	$4.338	$3.114	$5.052	$4.846	$4.514	$4.384
Accumulation Unit Value at end of period	$8.420	$7.473	$5.550	$4.773	$5.034	$4.338	$3.114	$5.052	$4.846	$4.514
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

64	Hartford Life Insurance Company

With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.431	$5.521	$4.751	$5.012	$4.322	$3.104	$5.038	$4.835	$4.506	$4.378
Accumulation Unit Value at end of period	$8.368	$7.431	$5.521	$4.751	$5.012	$4.322	$3.104	$5.038	$4.835	$4.506
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.304	$5.436	$4.684	$4.949	$4.274	$3.074	$4.998	$4.803	$4.483	$4.362
Accumulation Unit Value at end of period	$8.213	$7.304	$5.436	$4.684	$4.949	$4.274	$3.074	$4.998	$4.803	$4.483
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.304	$5.436	$4.684	$4.949	$4.274	$3.074	$4.998	$4.803	$4.483	$4.362
Accumulation Unit Value at end of period	$8.213	$7.304	$5.436	$4.684	$4.949	$4.274	$3.074	$4.998	$4.803	$4.483
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.180	$5.351	$4.618	$4.887	$4.227	$3.045	$4.957	$4.772	$4.460	$4.347
Accumulation Unit Value at end of period	$8.062	$7.180	$5.351	$4.618	$4.887	$4.227	$3.045	$4.957	$4.772	$4.460
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.180	$5.351	$4.618	$4.887	$4.227	$3.045	$4.957	$4.772	$4.460	$4.347
Accumulation Unit Value at end of period	$8.062	$7.180	$5.351	$4.618	$4.887	$4.227	$3.045	$4.957	$4.772	$4.460
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.140	$5.324	$4.597	$4.867	$4.211	$3.035	$4.944	$4.761	$4.452	$4.341
Accumulation Unit Value at end of period	$8.012	$7.140	$5.324	$4.597	$4.867	$4.211	$3.035	$4.944	$4.761	$4.452
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.058	$5.268	$4.553	$4.826	$4.180	$3.015	$4.917	$4.740	$4.437	$4.331
Accumulation Unit Value at end of period	$7.913	$7.058	$5.268	$4.553	$4.826	$4.180	$3.015	$4.917	$4.740	$4.437
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	1	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.338	$4.733	$4.093	$4.340	$3.761	$2.714	$4.428	$4.271	$4.000	$3.906
Accumulation Unit Value at end of period	$7.102	$6.338	$4.733	$4.093	$4.340	$3.761	$2.714	$4.428	$4.271	$4.000
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	11	11	12	14	14	20	32
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.338	$4.733	$4.093	$4.340	$3.761	$2.714	$4.428	$4.271	$4.000	$3.906
Accumulation Unit Value at end of period	$7.102	$6.338	$4.733	$4.093	$4.340	$3.761	$2.714	$4.428	$4.271	$4.000
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	11	11	12	14	14	20	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.304	$4.710	$4.075	$4.323	$3.748	$2.707	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.060	$6.304	$4.710	$4.075	$4.323	$3.748	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	11	12	14	56	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.208	$4.643	$4.021	$4.270	$3.706	$2.679	$4.377	$4.228	$3.965	$3.878

Hartford Life Insurance Company	65

Accumulation Unit Value at end of period	$6.946	$6.208	$4.643	$4.021	$4.270	$3.706	$2.679	$4.377	$4.228	$3.965
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.176	$4.621	$4.004	$4.255	$3.694	$2.672	$—	$—	$—	$—
Accumulation Unit Value at end of period	$6.907	$6.176	$4.621	$4.004	$4.255	$3.694	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	9	9	24	31	49	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.821	$5.106	$4.427	$4.706	$4.088	$2.958	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.624	$6.821	$5.106	$4.427	$4.706	$4.088	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	7	9	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$53.203	$49.799	$43.336	$42.996	$38.062	$25.585	$34.937	$34.312	$31.341	$30.690
Accumulation Unit Value at end of period	$53.521	$53.203	$49.799	$43.336	$42.996	$38.062	$25.585	$34.937	$34.312	$31.341
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$52.300	$49.027	$42.729	$42.457	$37.641	$25.340	$34.654	$34.085	$31.181	$30.579
Accumulation Unit Value at end of period	$52.534	$52.300	$49.027	$42.729	$42.457	$37.641	$25.340	$34.654	$34.085	$31.181
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$52.002	$48.772	$42.528	$42.278	$37.501	$25.259	$34.561	$34.010	$31.128	$30.542
Accumulation Unit Value at end of period	$52.208	$52.002	$48.772	$42.528	$42.278	$37.501	$25.259	$34.561	$34.010	$31.128
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.119	$48.016	$41.932	$41.748	$37.086	$25.017	$34.281	$33.786	$30.969	$30.432
Accumulation Unit Value at end of period	$51.245	$51.119	$48.016	$41.932	$41.748	$37.086	$25.017	$34.281	$33.786	$30.969
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$51.119	$48.016	$41.932	$41.748	$37.086	$25.017	$34.281	$33.786	$30.969	$30.432
Accumulation Unit Value at end of period	$51.245	$51.119	$48.016	$41.932	$41.748	$37.086	$25.017	$34.281	$33.786	$30.969
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$50.251	$47.272	$41.343	$41.224	$36.676	$24.777	$34.004	$33.562	$30.810	$30.322
Accumulation Unit Value at end of period	$50.300	$50.251	$47.272	$41.343	$41.224	$36.676	$24.777	$34.004	$33.562	$30.810
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$50.251	$47.272	$41.343	$41.224	$36.676	$24.777	$34.004	$33.562	$30.810	$30.322

66	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$50.300	$50.251	$47.272	$41.343	$41.224	$36.676	$24.777	$34.004	$33.562	$30.810
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$49.965	$47.026	$41.149	$41.051	$36.540	$24.698	$33.912	$33.488	$30.758	$30.285
Accumulation Unit Value at end of period	$49.988	$49.965	$47.026	$41.149	$41.051	$36.540	$24.698	$33.912	$33.488	$30.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$49.398	$46.539	$40.764	$40.707	$36.270	$24.540	$33.728	$33.341	$30.653	$30.212
Accumulation Unit Value at end of period	$49.372	$49.398	$46.539	$40.764	$40.707	$36.270	$24.540	$33.728	$33.341	$30.653
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.567	$18.444	$16.163	$16.149	$14.396	$9.745	$13.400	$13.253	$12.190	$12.021
Accumulation Unit Value at end of period	$19.547	$19.567	$18.444	$16.163	$16.149	$14.396	$9.745	$13.400	$13.253	$12.190
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	9	9	10	11	26	48	54
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.567	$18.444	$16.163	$16.149	$14.396	$9.745	$13.400	$13.253	$12.190	$12.021
Accumulation Unit Value at end of period	$19.547	$19.567	$18.444	$16.163	$16.149	$14.396	$9.745	$13.400	$13.253	$12.190
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	9	9	10	11	26	48	54
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.463	$18.355	$16.093	$16.087	$14.348	$9.717	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.433	$19.463	$18.355	$16.093	$16.087	$14.348	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	18	19	30	36	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.166	$18.093	$15.879	$15.889	$14.185	$9.617	$13.244	$13.118	$12.085	$11.935
Accumulation Unit Value at end of period	$19.117	$19.166	$18.093	$15.879	$15.889	$14.185	$9.617	$13.244	$13.118	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	15	15
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.068	$18.009	$15.814	$15.831	$14.141	$9.592	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.010	$19.068	$18.009	$15.814	$15.831	$14.141	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	10	16	19	23	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$47.735	$45.107	$39.628	$39.692	$35.472	$24.072	$—	$—	$—	$—
Accumulation Unit Value at end of period	$47.567	$47.735	$45.107	$39.628	$39.692	$35.472	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	5	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,

Hartford Life Insurance Company	67

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$39.508	$39.152	$35.691	$34.316	$31.531	$21.706	$28.805	$27.636	$26.693	$26.327
Accumulation Unit Value at end of period	$41.661	$39.508	$39.152	$35.691	$34.316	$31.531	$21.706	$28.805	$27.636	$26.693
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$38.837	$38.545	$35.191	$33.886	$31.183	$21.498	$28.572	$27.453	$26.557	$26.231
Accumulation Unit Value at end of period	$40.892	$38.837	$38.545	$35.191	$33.886	$31.183	$21.498	$28.572	$27.453	$26.557
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$38.616	$38.345	$35.025	$33.743	$31.067	$21.429	$28.494	$27.393	$26.511	$26.200
Accumulation Unit Value at end of period	$40.639	$38.616	$38.345	$35.025	$33.743	$31.067	$21.429	$28.494	$27.393	$26.511
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.960	$37.750	$34.534	$33.320	$30.723	$21.223	$28.264	$27.212	$26.376	$26.105
Accumulation Unit Value at end of period	$39.889	$37.960	$37.750	$34.534	$33.320	$30.723	$21.223	$28.264	$27.212	$26.376
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.960	$37.750	$34.534	$33.320	$30.723	$21.223	$28.264	$27.212	$26.376	$26.105
Accumulation Unit Value at end of period	$39.889	$37.960	$37.750	$34.534	$33.320	$30.723	$21.223	$28.264	$27.212	$26.376
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.316	$37.165	$34.050	$32.902	$30.383	$21.020	$28.035	$27.032	$26.241	$26.010
Accumulation Unit Value at end of period	$39.153	$37.316	$37.165	$34.050	$32.902	$30.383	$21.020	$28.035	$27.032	$26.241
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.316	$37.165	$34.050	$32.902	$30.383	$21.020	$28.035	$27.032	$26.241	$26.010
Accumulation Unit Value at end of period	$39.153	$37.316	$37.165	$34.050	$32.902	$30.383	$21.020	$28.035	$27.032	$26.241
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.103	$36.972	$33.890	$32.764	$30.271	$20.953	$27.959	$26.972	$26.196	$25.979
Accumulation Unit Value at end of period	$38.911	$37.103	$36.972	$33.890	$32.764	$30.271	$20.953	$27.959	$26.972	$26.196
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.682	$36.589	$33.572	$32.489	$30.047	$20.819	$27.808	$26.853	$26.106	$25.916
Accumulation Unit Value at end of period	$38.431	$36.682	$36.589	$33.572	$32.489	$30.047	$20.819	$27.808	$26.853	$26.106
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	1
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.610	$17.574	$16.133	$15.620	$14.454	$10.019	$13.390	$12.937	$12.583	$12.497
Accumulation Unit Value at end of period	$18.440	$17.610	$17.574	$16.133	$15.620	$14.454	$10.019	$13.390	$12.937	$12.583
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	17	22	24	34	48	103	100
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

68	Hartford Life Insurance Company

Accumulation Unit Value at beginning of period	$17.610	$17.574	$16.133	$15.620	$14.454	$10.019	$13.390	$12.937	$12.583	$12.497
Accumulation Unit Value at end of period	$18.440	$17.610	$17.574	$16.133	$15.620	$14.454	$10.019	$13.390	$12.937	$12.583
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	17	22	24	34	48	103	100
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.516	$17.489	$16.063	$15.560	$14.405	$9.991	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.333	$17.516	$17.489	$16.063	$15.560	$14.405	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	55	65	71	94	150	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.249	$17.239	$15.849	$15.369	$14.242	$9.888	$13.234	$12.805	$12.474	$12.407
Accumulation Unit Value at end of period	$18.035	$17.249	$17.239	$15.849	$15.369	$14.242	$9.888	$13.234	$12.805	$12.474
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.161	$17.160	$15.784	$15.313	$14.198	$9.862	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.934	$17.161	$17.160	$15.784	$15.313	$14.198	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	38	54	81	115	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$35.447	$35.463	$32.637	$31.679	$29.386	$20.421	$—	$—	$—	$—
Accumulation Unit Value at end of period	$37.025	$35.447	$35.463	$32.637	$31.679	$29.386	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	8	9	11	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	6	6	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.967	$19.681	$16.297	$19.807	$18.174	$14.721	$26.516	$24.702	$19.526	$17.569
Accumulation Unit Value at end of period	$23.055	$24.967	$19.681	$16.297	$19.807	$18.174	$14.721	$26.516	$24.702	$19.526
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.543	$19.376	$16.068	$19.558	$17.973	$14.580	$26.301	$24.539	$19.426	$17.505
Accumulation Unit Value at end of period	$22.630	$24.543	$19.376	$16.068	$19.558	$17.973	$14.580	$26.301	$24.539	$19.426
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.404	$19.275	$15.993	$19.476	$17.906	$14.533	$26.230	$24.485	$19.393	$17.484
Accumulation Unit Value at end of period	$22.489	$24.404	$19.275	$15.993	$19.476	$17.906	$14.533	$26.230	$24.485	$19.393
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.989	$18.976	$15.768	$19.232	$17.708	$14.394	$26.018	$24.323	$19.293	$17.421
Accumulation Unit Value at end of period	$22.074	$23.989	$18.976	$15.768	$19.232	$17.708	$14.394	$26.018	$24.323	$19.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	69

With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.989	$18.976	$15.768	$19.232	$17.708	$14.394	$26.018	$24.323	$19.293	$17.421
Accumulation Unit Value at end of period	$22.074	$23.989	$18.976	$15.768	$19.232	$17.708	$14.394	$26.018	$24.323	$19.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.582	$18.682	$15.547	$18.990	$17.512	$14.256	$25.807	$24.162	$19.195	$17.358
Accumulation Unit Value at end of period	$21.667	$23.582	$18.682	$15.547	$18.990	$17.512	$14.256	$25.807	$24.162	$19.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.582	$18.682	$15.547	$18.990	$17.512	$14.256	$25.807	$24.162	$19.195	$17.358
Accumulation Unit Value at end of period	$21.667	$23.582	$18.682	$15.547	$18.990	$17.512	$14.256	$25.807	$24.162	$19.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.447	$18.585	$15.474	$18.911	$17.447	$14.210	$25.737	$24.109	$19.162	$17.337
Accumulation Unit Value at end of period	$21.533	$23.447	$18.585	$15.474	$18.911	$17.447	$14.210	$25.737	$24.109	$19.162
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.181	$18.392	$15.329	$18.752	$17.318	$14.119	$25.598	$24.003	$19.096	$17.295
Accumulation Unit Value at end of period	$21.267	$23.181	$18.392	$15.329	$18.752	$17.318	$14.119	$25.598	$24.003	$19.096
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	3	3
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.042	$7.971	$6.647	$8.135	$7.517	$6.132	$11.122	$10.434	$8.305	$7.526
Accumulation Unit Value at end of period	$9.208	$10.042	$7.971	$6.647	$8.135	$7.517	$6.132	$11.122	$10.434	$8.305
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	14	18	26	30	32	36	49	54
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.042	$7.971	$6.647	$8.135	$7.517	$6.132	$11.122	$10.434	$8.305	$7.526
Accumulation Unit Value at end of period	$9.208	$10.042	$7.971	$6.647	$8.135	$7.517	$6.132	$11.122	$10.434	$8.305
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	14	18	26	30	32	36	49	54
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.988	$7.933	$6.618	$8.104	$7.492	$6.114	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.154	$9.988	$7.933	$6.618	$8.104	$7.492	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	77	111	153	193	224	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.836	$7.819	$6.530	$8.004	$7.407	$6.051	$10.992	$10.328	$8.233	$7.471
Accumulation Unit Value at end of period	$9.005	$9.836	$7.819	$6.530	$8.004	$7.407	$6.051	$10.992	$10.328	$8.233
Number of Accumulation Units outstanding at end of period (in thousands)	20	19	19	22	21	22	21	20	5	6
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.785	$7.783	$6.503	$7.975	$7.384	$6.035	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.955	$9.785	$7.783	$6.503	$7.975	$7.384	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	26	42	63	83	—	—	—	—

70	Hartford Life Insurance Company

With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.400	$17.826	$14.902	$18.284	$16.937	$13.850	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.489	$22.400	$17.826	$14.902	$18.284	$16.937	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	8	9	10	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	5	5	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.281	$16.732	$13.959	$17.165	$15.444	$11.268	$19.777	$17.636	$14.116	$12.039
Accumulation Unit Value at end of period	$18.854	$20.281	$16.732	$13.959	$17.165	$15.444	$11.268	$19.777	$17.636	$14.116
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.936	$16.472	$13.763	$16.949	$15.273	$11.160	$19.617	$17.519	$14.043	$11.996
Accumulation Unit Value at end of period	$18.506	$19.936	$16.472	$13.763	$16.949	$15.273	$11.160	$19.617	$17.519	$14.043
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.823	$16.387	$13.698	$16.878	$15.216	$11.124	$19.564	$17.481	$14.019	$11.981
Accumulation Unit Value at end of period	$18.392	$19.823	$16.387	$13.698	$16.878	$15.216	$11.124	$19.564	$17.481	$14.019
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.486	$16.132	$13.506	$16.666	$15.048	$11.018	$19.406	$17.365	$13.948	$11.938
Accumulation Unit Value at end of period	$18.052	$19.486	$16.132	$13.506	$16.666	$15.048	$11.018	$19.406	$17.365	$13.948
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.486	$16.132	$13.506	$16.666	$15.048	$11.018	$19.406	$17.365	$13.948	$11.938
Accumulation Unit Value at end of period	$18.052	$19.486	$16.132	$13.506	$16.666	$15.048	$11.018	$19.406	$17.365	$13.948
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.155	$15.882	$13.317	$16.457	$14.881	$10.912	$19.249	$17.251	$13.876	$11.895
Accumulation Unit Value at end of period	$17.719	$19.155	$15.882	$13.317	$16.457	$14.881	$10.912	$19.249	$17.251	$13.876
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.155	$15.882	$13.317	$16.457	$14.881	$10.912	$19.249	$17.251	$13.876	$11.895
Accumulation Unit Value at end of period	$17.719	$19.155	$15.882	$13.317	$16.457	$14.881	$10.912	$19.249	$17.251	$13.876
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.046	$15.800	$13.254	$16.388	$14.826	$10.877	$19.197	$17.212	$13.853	$11.880
Accumulation Unit Value at end of period	$17.609	$19.046	$15.800	$13.254	$16.388	$14.826	$10.877	$19.197	$17.212	$13.853
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	71

With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.830	$15.636	$13.130	$16.251	$14.716	$10.808	$19.093	$17.137	$13.805	$11.852
Accumulation Unit Value at end of period	$17.392	$18.830	$15.636	$13.130	$16.251	$14.716	$10.808	$19.093	$17.137	$13.805
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.384	$6.135	$5.154	$6.382	$5.783	$4.249	$7.510	$6.744	$5.435	$4.669
Accumulation Unit Value at end of period	$6.817	$7.384	$6.135	$5.154	$6.382	$5.783	$4.249	$7.510	$6.744	$5.435
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	3	11	22	12
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.384	$6.135	$5.154	$6.382	$5.783	$4.249	$7.510	$6.744	$5.435	$4.669
Accumulation Unit Value at end of period	$6.817	$7.384	$6.135	$5.154	$6.382	$5.783	$4.249	$7.510	$6.744	$5.435
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	3	11	22	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.345	$6.105	$5.132	$6.358	$5.763	$4.237	$—	$—	$—	$—
Accumulation Unit Value at end of period	$6.777	$7.345	$6.105	$5.132	$6.358	$5.763	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	18	27	27	34	38	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.233	$6.018	$5.063	$6.279	$5.698	$4.193	$7.422	$6.675	$5.388	$4.635
Accumulation Unit Value at end of period	$6.667	$7.233	$6.018	$5.063	$6.279	$5.698	$4.193	$7.422	$6.675	$5.388
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.196	$5.990	$5.043	$6.257	$5.680	$4.182	$—	$—	$—	$—
Accumulation Unit Value at end of period	$6.630	$7.196	$5.990	$5.043	$6.257	$5.680	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	13	12	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.196	$15.155	$12.764	$15.845	$14.392	$10.601	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.756	$18.196	$15.155	$12.764	$15.845	$14.392	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.957	$18.964	$15.731	$18.420	$17.359	$13.887	$25.973	$24.504	$19.444	$17.204
Accumulation Unit Value at end of period	$20.583	$22.957	$18.964	$15.731	$18.420	$17.359	$13.887	$25.973	$24.504	$19.444
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit

72	Hartford Life Insurance Company

Accumulation Unit Value at beginning of period	$22.567	$18.670	$15.510	$18.188	$17.167	$13.754	$25.763	$24.342	$19.345	$17.142
Accumulation Unit Value at end of period	$20.203	$22.567	$18.670	$15.510	$18.188	$17.167	$13.754	$25.763	$24.342	$19.345
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.439	$18.573	$15.437	$18.112	$17.103	$13.710	$25.693	$24.289	$19.312	$17.121
Accumulation Unit Value at end of period	$20.078	$22.439	$18.573	$15.437	$18.112	$17.103	$13.710	$25.693	$24.289	$19.312
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.058	$18.285	$15.221	$17.885	$16.914	$13.579	$25.485	$24.128	$19.213	$17.059
Accumulation Unit Value at end of period	$19.707	$22.058	$18.285	$15.221	$17.885	$16.914	$13.579	$25.485	$24.128	$19.213
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.058	$18.285	$15.221	$17.885	$16.914	$13.579	$25.485	$24.128	$19.213	$17.059
Accumulation Unit Value at end of period	$19.707	$22.058	$18.285	$15.221	$17.885	$16.914	$13.579	$25.485	$24.128	$19.213
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.683	$18.001	$15.007	$17.660	$16.726	$13.449	$25.279	$23.969	$19.115	$16.997
Accumulation Unit Value at end of period	$19.343	$21.683	$18.001	$15.007	$17.660	$16.726	$13.449	$25.279	$23.969	$19.115
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.683	$18.001	$15.007	$17.660	$16.726	$13.449	$25.279	$23.969	$19.115	$16.997
Accumulation Unit Value at end of period	$19.343	$21.683	$18.001	$15.007	$17.660	$16.726	$13.449	$25.279	$23.969	$19.115
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.560	$17.908	$14.936	$17.586	$16.665	$13.406	$25.211	$23.916	$19.082	$16.977
Accumulation Unit Value at end of period	$19.223	$21.560	$17.908	$14.936	$17.586	$16.665	$13.406	$25.211	$23.916	$19.082
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.315	$17.722	$14.796	$17.439	$16.541	$13.320	$25.075	$23.811	$19.017	$16.936
Accumulation Unit Value at end of period	$18.986	$21.315	$17.722	$14.796	$17.439	$16.541	$13.320	$25.075	$23.811	$19.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.872	$11.540	$9.639	$11.367	$10.787	$8.691	$16.368	$15.551	$12.427	$11.072
Accumulation Unit Value at end of period	$12.350	$13.872	$11.540	$9.639	$11.367	$10.787	$8.691	$16.368	$15.551	$12.427
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	6	7	10	12	35	24	32	22
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.872	$11.540	$9.639	$11.367	$10.787	$8.691	$16.368	$15.551	$12.427	$11.072
Accumulation Unit Value at end of period	$12.350	$13.872	$11.540	$9.639	$11.367	$10.787	$8.691	$16.368	$15.551	$12.427
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	6	7	10	12	35	24	32	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.798	$11.484	$9.598	$11.323	$10.751	$8.666	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.279	$13.798	$11.484	$9.598	$11.323	$10.751	$—	$—	$—	$—

Hartford Life Insurance Company	73

Number of Accumulation Units outstanding at end of period (in thousands)	10	13	21	22	29	40	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.587	$11.320	$9.470	$11.184	$10.629	$8.576	$16.177	$15.393	$12.318	$10.992
Accumulation Unit Value at end of period	$12.079	$13.587	$11.320	$9.470	$11.184	$10.629	$8.576	$16.177	$15.393	$12.318
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.518	$11.268	$9.431	$11.143	$10.596	$8.554	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.011	$13.518	$11.268	$9.431	$11.143	$10.596	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	32	47	65	99	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.597	$17.176	$14.384	$17.004	$16.177	$13.066	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.292	$20.597	$17.176	$14.384	$17.004	$16.177	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	6	10	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.131	$10.558	$9.123	$9.206	$8.159	$6.296	$10.514	$11.193	$9.918	$9.202
Accumulation Unit Value at end of period	$15.945	$14.131	$10.558	$9.123	$9.206	$8.159	$6.296	$10.514	$11.193	$9.918
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.891	$10.394	$8.995	$9.091	$8.068	$6.236	$10.429	$11.119	$9.867	$9.169
Accumulation Unit Value at end of period	$15.651	$13.891	$10.394	$8.995	$9.091	$8.068	$6.236	$10.429	$11.119	$9.867
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.812	$10.340	$8.953	$9.053	$8.038	$6.216	$10.401	$11.094	$9.850	$9.158
Accumulation Unit Value at end of period	$15.554	$13.812	$10.340	$8.953	$9.053	$8.038	$6.216	$10.401	$11.094	$9.850
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.578	$10.180	$8.827	$8.939	$7.949	$6.156	$10.317	$11.021	$9.800	$9.125
Accumulation Unit Value at end of period	$15.267	$13.578	$10.180	$8.827	$8.939	$7.949	$6.156	$10.317	$11.021	$9.800
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.578	$10.180	$8.827	$8.939	$7.949	$6.156	$10.317	$11.021	$9.800	$9.125
Accumulation Unit Value at end of period	$15.267	$13.578	$10.180	$8.827	$8.939	$7.949	$6.156	$10.317	$11.021	$9.800
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.347	$10.022	$8.703	$8.827	$7.861	$6.097	$10.233	$10.948	$9.750	$9.091

74	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$14.985	$13.347	$10.022	$8.703	$8.827	$7.861	$6.097	$10.233	$10.948	$9.750
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.347	$10.022	$8.703	$8.827	$7.861	$6.097	$10.233	$10.948	$9.750	$9.091
Accumulation Unit Value at end of period	$14.985	$13.347	$10.022	$8.703	$8.827	$7.861	$6.097	$10.233	$10.948	$9.750
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.271	$9.970	$8.663	$8.790	$7.832	$6.077	$10.205	$10.924	$9.733	$9.080
Accumulation Unit Value at end of period	$14.893	$13.271	$9.970	$8.663	$8.790	$7.832	$6.077	$10.205	$10.924	$9.733
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.120	$9.866	$8.581	$8.716	$7.774	$6.038	$10.150	$10.876	$9.700	$9.059
Accumulation Unit Value at end of period	$14.709	$13.120	$9.866	$8.581	$8.716	$7.774	$6.038	$10.150	$10.876	$9.700
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	4	4	4	4	5
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.120	$6.862	$5.971	$6.068	$5.415	$4.208	$7.077	$7.586	$6.769	$6.325
Accumulation Unit Value at end of period	$10.219	$9.120	$6.862	$5.971	$6.068	$5.415	$4.208	$7.077	$7.586	$6.769
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	12	13	18	28	45	45
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.120	$6.862	$5.971	$6.068	$5.415	$4.208	$7.077	$7.586	$6.769	$6.325
Accumulation Unit Value at end of period	$10.219	$9.120	$6.862	$5.971	$6.068	$5.415	$4.208	$7.077	$7.586	$6.769
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	12	13	18	28	45	45
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.072	$6.829	$5.945	$6.044	$5.397	$4.196	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.160	$9.072	$6.829	$5.945	$6.044	$5.397	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	84	114	146	191	239	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.933	$6.731	$5.866	$5.970	$5.336	$4.153	$6.994	$7.509	$6.711	$6.280
Accumulation Unit Value at end of period	$9.994	$8.933	$6.731	$5.866	$5.970	$5.336	$4.153	$6.994	$7.509	$6.711
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	24	24
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.887	$6.700	$5.842	$5.948	$5.319	$4.142	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.938	$8.887	$6.700	$5.842	$5.948	$5.319	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	37	40	56	85	107	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.679	$9.563	$8.342	$8.499	$7.603	$5.923	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.171	$12.679	$9.563	$8.342	$8.499	$7.603	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	16	18	25	28	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409	$—	$—	$—	$—

Hartford Life Insurance Company	75

Accumulation Unit Value at end of period	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	6	6	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.782	$1.798	$1.815	$1.832	$1.849	$1.863	$1.834	$1.766	$1.709	$1.682
Accumulation Unit Value at end of period	$1.765	$1.782	$1.798	$1.815	$1.832	$1.849	$1.863	$1.834	$1.766	$1.709
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	23	41	43	44	44	53	55	71
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.751	$1.770	$1.790	$1.809	$1.829	$1.845	$1.819	$1.755	$1.700	$1.676
Accumulation Unit Value at end of period	$1.732	$1.751	$1.770	$1.790	$1.809	$1.829	$1.845	$1.819	$1.755	$1.700
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.741	$1.761	$1.782	$1.802	$1.822	$1.839	$1.814	$1.751	$1.697	$1.674
Accumulation Unit Value at end of period	$1.722	$1.741	$1.761	$1.782	$1.802	$1.822	$1.839	$1.814	$1.751	$1.697
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.712	$1.734	$1.757	$1.779	$1.802	$1.822	$1.799	$1.739	$1.688	$1.668
Accumulation Unit Value at end of period	$1.690	$1.712	$1.734	$1.757	$1.779	$1.802	$1.822	$1.799	$1.739	$1.688
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.712	$1.734	$1.757	$1.779	$1.802	$1.822	$1.799	$1.739	$1.688	$1.668
Accumulation Unit Value at end of period	$1.690	$1.712	$1.734	$1.757	$1.779	$1.802	$1.822	$1.799	$1.739	$1.688
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.683	$1.707	$1.732	$1.757	$1.782	$1.804	$1.785	$1.728	$1.680	$1.662
Accumulation Unit Value at end of period	$1.659	$1.683	$1.707	$1.732	$1.757	$1.782	$1.804	$1.785	$1.728	$1.680
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.683	$1.707	$1.732	$1.757	$1.782	$1.804	$1.785	$1.728	$1.680	$1.662
Accumulation Unit Value at end of period	$1.659	$1.683	$1.707	$1.732	$1.757	$1.782	$1.804	$1.785	$1.728	$1.680
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.673	$1.698	$1.724	$1.750	$1.775	$1.798	$1.780	$1.724	$1.677	$1.660
Accumulation Unit Value at end of period	$1.648	$1.673	$1.698	$1.724	$1.750	$1.775	$1.798	$1.780	$1.724	$1.677
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.654	$1.681	$1.708	$1.735	$1.762	$1.787	$1.770	$1.716	$1.671	$1.656
Accumulation Unit Value at end of period	$1.628	$1.654	$1.681	$1.708	$1.735	$1.762	$1.787	$1.770	$1.716	$1.671
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.023	$1.040	$1.057	$1.075	$1.092	$1.108	$1.098	$1.065	$1.038	$1.029

76	Hartford Life Insurance Company

Accumulation Unit Value at end of period	$1.006	$1.023	$1.040	$1.057	$1.075	$1.092	$1.108	$1.098	$1.065	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	106	111	12	170	151	165	152	147
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.023	$1.040	$1.057	$1.075	$1.092	$1.108	$1.098	$1.065	$1.038	$1.029
Accumulation Unit Value at end of period	$1.006	$1.023	$1.040	$1.057	$1.075	$1.092	$1.108	$1.098	$1.065	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	106	111	12	170	151	165	152	147
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.018	$1.035	$1.053	$1.071	$1.089	$1.105	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.001	$1.018	$1.035	$1.053	$1.071	$1.089	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	42	166	145	495	1,163	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.002	$1.020	$1.039	$1.057	$1.076	$1.094	$1.086	$1.055	$1.029	$1.022
Accumulation Unit Value at end of period	$0.984	$1.002	$1.020	$1.039	$1.057	$1.076	$1.094	$1.086	$1.055	$1.029
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	9	11	11	11	11	12	12
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.997	$1.016	$1.034	$1.054	$1.073	$1.091	$—	$—	$—	$—
Accumulation Unit Value at end of period	$0.979	$0.997	$1.016	$1.034	$1.054	$1.073	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	113	249	332	769	780	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.598	$1.629	$1.660	$1.692	$1.723	$1.753	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.568	$1.598	$1.629	$1.660	$1.692	$1.723	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	8	4	62	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047	$—	$—	$—	$—
Accumulation Unit Value at end of period	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.552	$25.565	$22.105	$23.511	$19.852	$15.168	$24.998	$23.867	$22.195	$20.370
Accumulation Unit Value at end of period	$38.842	$34.552	$25.565	$22.105	$23.511	$19.852	$15.168	$24.998	$23.867	$22.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.965	$25.169	$21.794	$23.216	$19.633	$15.022	$24.796	$23.710	$22.082	$20.296
Accumulation Unit Value at end of period	$38.125	$33.965	$25.169	$21.794	$23.216	$19.633	$15.022	$24.796	$23.710	$22.082
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$33.771	$25.038	$21.692	$23.118	$19.560	$14.974	$24.729	$23.657	$22.044	$20.271
Accumulation Unit Value at end of period	$37.889	$33.771	$25.038	$21.692	$23.118	$19.560	$14.974	$24.729	$23.657	$22.044
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life Insurance Company	77

With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$33.198	$24.650	$21.388	$22.828	$19.343	$14.831	$24.529	$23.501	$21.931	$20.198
Accumulation Unit Value at end of period	$37.189	$33.198	$24.650	$21.388	$22.828	$19.343	$14.831	$24.529	$23.501	$21.931
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.198	$24.650	$21.388	$22.828	$19.343	$14.831	$24.529	$23.501	$21.931	$20.198
Accumulation Unit Value at end of period	$37.189	$33.198	$24.650	$21.388	$22.828	$19.343	$14.831	$24.529	$23.501	$21.931
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.634	$24.267	$21.087	$22.542	$19.129	$14.688	$24.330	$23.346	$21.819	$20.125
Accumulation Unit Value at end of period	$36.503	$32.634	$24.267	$21.087	$22.542	$19.129	$14.688	$24.330	$23.346	$21.819
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.634	$24.267	$21.087	$22.542	$19.129	$14.688	$24.330	$23.346	$21.819	$20.125
Accumulation Unit Value at end of period	$36.503	$32.634	$24.267	$21.087	$22.542	$19.129	$14.688	$24.330	$23.346	$21.819
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.448	$24.141	$20.988	$22.447	$19.059	$14.641	$24.264	$23.294	$21.782	$20.101
Accumulation Unit Value at end of period	$36.277	$32.448	$24.141	$20.988	$22.447	$19.059	$14.641	$24.264	$23.294	$21.782
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.080	$23.891	$20.792	$22.259	$18.918	$14.548	$24.133	$23.192	$21.708	$20.052
Accumulation Unit Value at end of period	$35.829	$32.080	$23.891	$20.792	$22.259	$18.918	$14.548	$24.133	$23.192	$21.708
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.365	$4.743	$4.129	$4.423	$3.761	$2.894	$4.803	$4.618	$4.324	$3.997
Accumulation Unit Value at end of period	$7.105	$6.365	$4.743	$4.129	$4.423	$3.761	$2.894	$4.803	$4.618	$4.324
Number of Accumulation Units outstanding at end of period (in thousands)	40	49	51	65	75	61	60	71	91	124
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.365	$4.743	$4.129	$4.423	$3.761	$2.894	$4.803	$4.618	$4.324	$3.997
Accumulation Unit Value at end of period	$7.105	$6.365	$4.743	$4.129	$4.423	$3.761	$2.894	$4.803	$4.618	$4.324
Number of Accumulation Units outstanding at end of period (in thousands)	40	49	51	65	75	61	60	71	91	124
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.331	$4.720	$4.112	$4.406	$3.748	$2.885	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.064	$6.331	$4.720	$4.112	$4.406	$3.748	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	77	122	144	193	191	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.234	$4.652	$4.057	$4.352	$3.706	$2.856	$4.747	$4.571	$4.287	$3.968
Accumulation Unit Value at end of period	$6.949	$6.234	$4.652	$4.057	$4.352	$3.706	$2.856	$4.747	$4.571	$4.287
Number of Accumulation Units outstanding at end of period (in thousands)	61	62	62	74	74	49	49	48	7	7
With Optional Death Benefit and The Hartford's Principal First (75 BPS)

78	Hartford Life Insurance Company

Accumulation Unit Value at beginning of period	$6.203	$4.631	$4.040	$4.336	$3.694	$2.848	$—	$—	$—	$—
Accumulation Unit Value at end of period	$6.910	$6.203	$4.631	$4.040	$4.336	$3.694	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	49	61	73	132	114	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.999	$23.156	$20.212	$21.703	$18.501	$14.270	$—	$—	$—	$—
Accumulation Unit Value at end of period	$34.519	$30.999	$23.156	$20.212	$21.703	$18.501	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	10	11	15	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.373	$19.451	$16.891	$17.973	$14.625	$10.622	$18.757	$18.621	$16.338	$14.669
Accumulation Unit Value at end of period	$30.031	$27.373	$19.451	$16.891	$17.973	$14.625	$10.622	$18.757	$18.621	$16.338
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.939	$19.171	$16.673	$17.767	$14.480	$10.532	$18.626	$18.519	$16.272	$14.632
Accumulation Unit Value at end of period	$29.510	$26.939	$19.171	$16.673	$17.767	$14.480	$10.532	$18.626	$18.519	$16.272
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.796	$19.079	$16.601	$17.699	$14.431	$10.502	$18.583	$18.485	$16.251	$14.620
Accumulation Unit Value at end of period	$29.338	$26.796	$19.079	$16.601	$17.699	$14.431	$10.502	$18.583	$18.485	$16.251
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.370	$18.804	$16.386	$17.497	$14.288	$10.413	$18.453	$18.384	$16.186	$14.583
Accumulation Unit Value at end of period	$28.829	$26.370	$18.804	$16.386	$17.497	$14.288	$10.413	$18.453	$18.384	$16.186
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.370	$18.804	$16.386	$17.497	$14.288	$10.413	$18.453	$18.384	$16.186	$14.583
Accumulation Unit Value at end of period	$28.829	$26.370	$18.804	$16.386	$17.497	$14.288	$10.413	$18.453	$18.384	$16.186
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.951	$18.533	$16.174	$17.296	$14.145	$10.325	$18.324	$18.283	$16.121	$14.547
Accumulation Unit Value at end of period	$28.329	$25.951	$18.533	$16.174	$17.296	$14.145	$10.325	$18.324	$18.283	$16.121
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.951	$18.533	$16.174	$17.296	$14.145	$10.325	$18.324	$18.283	$16.121	$14.547
Accumulation Unit Value at end of period	$28.329	$25.951	$18.533	$16.174	$17.296	$14.145	$10.325	$18.324	$18.283	$16.121
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

Hartford Life Insurance Company	79

Accumulation Unit Value at beginning of period	$25.813	$18.444	$16.104	$17.230	$14.098	$10.296	$18.281	$18.249	$16.100	$14.535
Accumulation Unit Value at end of period	$28.164	$25.813	$18.444	$16.104	$17.230	$14.098	$10.296	$18.281	$18.249	$16.100
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	10	14
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.539	$18.266	$15.965	$17.099	$14.005	$10.238	$18.196	$18.183	$16.057	$14.511
Accumulation Unit Value at end of period	$27.837	$25.539	$18.266	$15.965	$17.099	$14.005	$10.238	$18.196	$18.183	$16.057
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.404	$18.178	$15.896	$17.033	$13.958	$10.209	$18.154	$18.149	$16.035	$14.498
Accumulation Unit Value at end of period	$27.675	$25.404	$18.178	$15.896	$17.033	$13.958	$10.209	$18.154	$18.149	$16.035
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	2	2	2	5	11
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.404	$18.178	$15.896	$17.033	$13.958	$10.209	$18.154	$18.149	$16.035	$14.498
Accumulation Unit Value at end of period	$27.675	$25.404	$18.178	$15.896	$17.033	$13.958	$10.209	$18.154	$18.149	$16.035
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	2	2	2	5	11
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.268	$18.091	$15.828	$16.968	$13.912	$10.180	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.514	$25.268	$18.091	$15.828	$16.968	$13.912	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	12	13	10	20	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.000	$17.916	$15.691	$16.838	$13.819	$10.122	$18.027	$18.050	$15.971	$14.462
Accumulation Unit Value at end of period	$27.195	$25.000	$17.916	$15.691	$16.838	$13.819	$10.122	$18.027	$18.050	$15.971
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.867	$17.830	$15.623	$16.774	$13.773	$10.094	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.037	$24.867	$17.830	$15.623	$16.774	$13.773	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	8	13	17	32	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	8	7	10	15	22	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	2	2	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.600	$14.837	$12.702	$13.052	$11.322	$8.582	$14.098	$14.154	$12.837	$12.341
Accumulation Unit Value at end of period	$22.299	$19.600	$14.837	$12.702	$13.052	$11.322	$8.582	$14.098	$14.154	$12.837

80	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.267	$14.607	$12.524	$12.888	$11.197	$8.500	$13.984	$14.060	$12.771	$12.296
Accumulation Unit Value at end of period	$21.888	$19.267	$14.607	$12.524	$12.888	$11.197	$8.500	$13.984	$14.060	$12.771
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.157	$14.531	$12.465	$12.834	$11.155	$8.473	$13.946	$14.029	$12.749	$12.281
Accumulation Unit Value at end of period	$21.752	$19.157	$14.531	$12.465	$12.834	$11.155	$8.473	$13.946	$14.029	$12.749
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.832	$14.305	$12.290	$12.673	$11.032	$8.391	$13.833	$13.937	$12.684	$12.237
Accumulation Unit Value at end of period	$21.351	$18.832	$14.305	$12.290	$12.673	$11.032	$8.391	$13.833	$13.937	$12.684
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.832	$14.305	$12.290	$12.673	$11.032	$8.391	$13.833	$13.937	$12.684	$12.237
Accumulation Unit Value at end of period	$21.351	$18.832	$14.305	$12.290	$12.673	$11.032	$8.391	$13.833	$13.937	$12.684
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.512	$14.084	$12.118	$12.514	$10.910	$8.311	$13.721	$13.844	$12.619	$12.192
Accumulation Unit Value at end of period	$20.957	$18.512	$14.084	$12.118	$12.514	$10.910	$8.311	$13.721	$13.844	$12.619
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.512	$14.084	$12.118	$12.514	$10.910	$8.311	$13.721	$13.844	$12.619	$12.192
Accumulation Unit Value at end of period	$20.957	$18.512	$14.084	$12.118	$12.514	$10.910	$8.311	$13.721	$13.844	$12.619
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.407	$14.010	$12.061	$12.461	$10.869	$8.284	$13.684	$13.814	$12.598	$12.178
Accumulation Unit Value at end of period	$20.827	$18.407	$14.010	$12.061	$12.461	$10.869	$8.284	$13.684	$13.814	$12.598
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.198	$13.865	$11.948	$12.357	$10.789	$8.231	$13.610	$13.753	$12.555	$12.148
Accumulation Unit Value at end of period	$20.570	$18.198	$13.865	$11.948	$12.357	$10.789	$8.231	$13.610	$13.753	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.738	$8.948	$7.714	$7.982	$6.973	$5.323	$8.805	$8.902	$8.131	$7.871
Accumulation Unit Value at end of period	$13.261	$11.738	$8.948	$7.714	$7.982	$6.973	$5.323	$8.805	$8.902	$8.131
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	17	18	22	26	35	38	39	45
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.738	$8.948	$7.714	$7.982	$6.973	$5.323	$8.805	$8.902	$8.131	$7.871
Accumulation Unit Value at end of period	$13.261	$11.738	$8.948	$7.714	$7.982	$6.973	$5.323	$8.805	$8.902	$8.131
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	17	18	22	26	35	38	39	45
With The Hartford's Principal First (75 BPS)

Hartford Life Insurance Company	81

Accumulation Unit Value at beginning of period	$11.675	$8.905	$7.681	$7.952	$6.950	$5.308	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.184	$11.675	$8.905	$7.681	$7.952	$6.950	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	20	24	28	29	47	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.497	$8.777	$7.579	$7.854	$6.871	$5.253	$8.703	$8.812	$8.060	$7.815
Accumulation Unit Value at end of period	$12.970	$11.497	$8.777	$7.579	$7.854	$6.871	$5.253	$8.703	$8.812	$8.060
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	6	6	6	6	6	6
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.438	$8.737	$7.548	$7.825	$6.850	$5.239	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.897	$11.438	$8.737	$7.548	$7.825	$6.850	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	16	30	41	63	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.585	$13.438	$11.615	$12.048	$10.551	$8.074	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.818	$17.585	$13.438	$11.615	$12.048	$10.551	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.575	$25.002	$21.484	$22.765	$18.242	$14.001	$23.310	$26.962	$23.206	$21.889
Accumulation Unit Value at end of period	$35.424	$34.575	$25.002	$21.484	$22.765	$18.242	$14.001	$23.310	$26.962	$23.206
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.988	$24.614	$21.182	$22.479	$18.040	$13.867	$23.122	$26.784	$23.088	$21.809
Accumulation Unit Value at end of period	$34.770	$33.988	$24.614	$21.182	$22.479	$18.040	$13.867	$23.122	$26.784	$23.088
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$33.794	$24.486	$21.083	$22.385	$17.973	$13.823	$23.059	$26.725	$23.048	$21.783
Accumulation Unit Value at end of period	$34.555	$33.794	$24.486	$21.083	$22.385	$17.973	$13.823	$23.059	$26.725	$23.048
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$33.220	$24.107	$20.787	$22.104	$17.774	$13.690	$22.873	$26.549	$22.930	$21.704
Accumulation Unit Value at end of period	$33.917	$33.220	$24.107	$20.787	$22.104	$17.774	$13.690	$22.873	$26.549	$22.930
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.220	$24.107	$20.787	$22.104	$17.774	$13.690	$22.873	$26.549	$22.930	$21.704
Accumulation Unit Value at end of period	$33.917	$33.220	$24.107	$20.787	$22.104	$17.774	$13.690	$22.873	$26.549	$22.930
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

82	Hartford Life Insurance Company

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.656	$23.733	$20.495	$21.826	$17.578	$13.559	$22.688	$26.374	$22.813	$21.626
Accumulation Unit Value at end of period	$33.291	$32.656	$23.733	$20.495	$21.826	$17.578	$13.559	$22.688	$26.374	$22.813
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.656	$23.733	$20.495	$21.826	$17.578	$13.559	$22.688	$26.374	$22.813	$21.626
Accumulation Unit Value at end of period	$33.291	$32.656	$23.733	$20.495	$21.826	$17.578	$13.559	$22.688	$26.374	$22.813
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.470	$23.609	$20.399	$21.735	$17.513	$13.515	$22.626	$26.315	$22.774	$21.600
Accumulation Unit Value at end of period	$33.085	$32.470	$23.609	$20.399	$21.735	$17.513	$13.515	$22.626	$26.315	$22.774
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.101	$23.365	$20.208	$21.552	$17.383	$13.429	$22.504	$26.199	$22.697	$21.547
Accumulation Unit Value at end of period	$32.677	$32.101	$23.365	$20.208	$21.552	$17.383	$13.429	$22.504	$26.199	$22.697
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.977	$21.829	$18.889	$20.156	$16.265	$12.572	$21.078	$24.551	$21.279	$20.212
Accumulation Unit Value at end of period	$30.499	$29.977	$21.829	$18.889	$20.156	$16.265	$12.572	$21.078	$24.551	$21.279
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	6	6	7	9	23	24
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.977	$21.829	$18.889	$20.156	$16.265	$12.572	$21.078	$24.551	$21.279	$20.212
Accumulation Unit Value at end of period	$30.499	$29.977	$21.829	$18.889	$20.156	$16.265	$12.572	$21.078	$24.551	$21.279
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	6	6	7	9	23	24
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.817	$21.724	$18.807	$20.079	$16.211	$12.536	$—	$—	$—	$—
Accumulation Unit Value at end of period	$30.321	$29.817	$21.724	$18.807	$20.079	$16.211	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	7	8	10	24	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.362	$21.413	$18.557	$19.832	$16.027	$12.406	$20.832	$24.301	$21.094	$20.067
Accumulation Unit Value at end of period	$29.828	$29.362	$21.413	$18.557	$19.832	$16.027	$12.406	$20.832	$24.301	$21.094
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.212	$21.315	$18.481	$19.760	$15.977	$12.374	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.661	$29.212	$21.315	$18.481	$19.760	$15.977	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	13	17	22	30	47	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.020	$22.646	$19.644	$21.015	$17.000	$13.173	$—	$—	$—	$—
Accumulation Unit Value at end of period	$31.482	$31.020	$22.646	$19.644	$21.015	$17.000	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	9	9	9	12	17	—	—	—	—

Hartford Life Insurance Company	83

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673	$—	$—	$—	$—
Accumulation Unit Value at end of period	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Voyager Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$92.095	$64.689	$57.171	$70.258	$58.716	$36.167	$57.986	$55.477	$53.119	$50.738
Accumulation Unit Value at end of period	$100.092	$92.095	$64.689	$57.171	$70.258	$58.716	$36.167	$57.986	$55.477	$53.119
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$90.531	$63.685	$56.369	$69.376	$58.066	$35.820	$57.517	$55.111	$52.848	$50.554
Accumulation Unit Value at end of period	$98.245	$90.531	$63.685	$56.369	$69.376	$58.066	$35.820	$57.517	$55.111	$52.848
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$90.015	$63.354	$56.104	$69.084	$57.851	$35.706	$57.361	$54.989	$52.757	$50.493
Accumulation Unit Value at end of period	$97.637	$90.015	$63.354	$56.104	$69.084	$57.851	$35.706	$57.361	$54.989	$52.757
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$88.487	$62.372	$55.317	$68.218	$57.211	$35.363	$56.897	$54.626	$52.488	$50.310
Accumulation Unit Value at end of period	$95.835	$88.487	$62.372	$55.317	$68.218	$57.211	$35.363	$56.897	$54.626	$52.488
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$88.487	$62.372	$55.317	$68.218	$57.211	$35.363	$56.897	$54.626	$52.488	$50.310
Accumulation Unit Value at end of period	$95.835	$88.487	$62.372	$55.317	$68.218	$57.211	$35.363	$56.897	$54.626	$52.488
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$86.984	$61.404	$54.541	$67.361	$56.577	$35.024	$56.436	$54.265	$52.219	$50.128
Accumulation Unit Value at end of period	$94.066	$86.984	$61.404	$54.541	$67.361	$56.577	$35.024	$56.436	$54.265	$52.219
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$86.984	$61.404	$54.541	$67.361	$56.577	$35.024	$56.436	$54.265	$52.219	$50.128
Accumulation Unit Value at end of period	$94.066	$86.984	$61.404	$54.541	$67.361	$56.577	$35.024	$56.436	$54.265	$52.219
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$86.489	$61.085	$54.284	$67.078	$56.368	$34.912	$56.283	$54.145	$52.130	$50.067
Accumulation Unit Value at end of period	$93.483	$86.489	$61.085	$54.284	$67.078	$56.368	$34.912	$56.283	$54.145	$52.130
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$85.506	$60.452	$53.775	$66.516	$55.951	$34.689	$55.979	$53.906	$51.952	$49.946
Accumulation Unit Value at end of period	$92.329	$85.506	$60.452	$53.775	$66.516	$55.951	$34.689	$55.979	$53.906	$51.952

84	Hartford Life Insurance Company

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.717	$6.166	$5.487	$6.791	$5.715	$3.545	$5.724	$5.515	$5.317	$5.115
Accumulation Unit Value at end of period	$9.407	$8.717	$6.166	$5.487	$6.791	$5.715	$3.545	$5.724	$5.515	$5.317
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	21	30	30	36	53	81	100	122
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.717	$6.166	$5.487	$6.791	$5.715	$3.545	$5.724	$5.515	$5.317	$5.115
Accumulation Unit Value at end of period	$9.407	$8.717	$6.166	$5.487	$6.791	$5.715	$3.545	$5.724	$5.515	$5.317
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	21	30	30	36	53	81	100	122
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.670	$6.136	$5.464	$6.765	$5.696	$3.535	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.353	$8.670	$6.136	$5.464	$6.765	$5.696	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	82	107	148	170	269	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.538	$6.048	$5.391	$6.682	$5.632	$3.498	$5.657	$5.458	$5.271	$5.078
Accumulation Unit Value at end of period	$9.201	$8.538	$6.048	$5.391	$6.682	$5.632	$3.498	$5.657	$5.458	$5.271
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	2
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.494	$6.020	$5.369	$6.657	$5.614	$3.489	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.149	$8.494	$6.020	$5.369	$6.657	$5.614	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	39	45	80	99	181	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$82.627	$58.591	$52.277	$64.857	$54.719	$34.027	$—	$—	$—	$—
Accumulation Unit Value at end of period	$88.952	$82.627	$58.591	$52.277	$64.857	$54.719	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	3	4	5	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.294	$7.311	$6.533	$8.117	$6.858	$4.271	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.066	$10.294	$7.311	$6.533	$8.117	$6.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	4	—	—	—	—

Hartford Life Insurance Company	SA-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2014. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 27, 2015

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	For the years ended December 31,
(In millions)	2014	2013	2012
Revenues
Fee income and other	$1,210	$1,462	$2,956
Earned premiums	32	184	93
Net investment income	1,543	1,683	2,536
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(31)	(54)	(293)
OTTI losses recognized in other comprehensive income	2	9	38
Net OTTI losses recognized in earnings	(29)	(45)	(255)
Net realized capital gains on investments transferred at fair value in business disposition by reinsurance	—	1,561	—
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings	606	(1,190)	(1,226)
Total net realized capital gains (losses)	577	326	(1,481)
Total revenues	3,362	3,655	4,104
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,460	1,758	2,900
Amortization of deferred policy acquisition costs and present value of future profits	206	228	324
Insurance operating costs and other expenses	851	(401)	268
Reinsurance (gain) loss on disposition in 2014 and 2013, and goodwill impairment of $61 in 2012	(23)	1,491	61
Dividends to policyholders	7	18	20
Total benefits, losses and expenses	2,501	3,094	3,573
Income from continuing operations before income taxes	861	561	531
Income tax expense	184	49	36
Income from continuing operations, net of tax	677	512	495
Income (loss) from discontinued operations, net of tax	—	(41)	61
Net income	677	471	556
Net income attributable to noncontrolling interest	1	6	2
Net income attributable to Hartford Life Insurance Company	$676	$465	$554
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income

	Year Ended December 31,
(In millions)	2014	2013	2012
Comprehensive Income
Net income	$677	$471	$556
Other comprehensive income (loss):
Change in net unrealized gain (loss) on securities	659	(1,257)	1,120
Change in net gain/loss on cash-flow hedging instruments	(9)	(179)	(110)
Change in foreign currency translation adjustments	(3)	23	24
Total other comprehensive income (loss)	647	(1,413)	1,034
Total comprehensive income (loss)	1,324	(942)	1,590
Less: Comprehensive income attributable to noncontrolling interest	1	6	2
Total comprehensive income (loss) attributable to Hartford Life Insurance Company	$1,323	$(948)	$1,588
 See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	As of December 31,
(In millions, except for share data)	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,260 and $27,188) (includes variable interest entity assets, at fair value, of $0 and $12)	$25,436	$28,163
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $139 and $131)	280	791
Equity securities, available-for-sale, at fair value (cost of $525 and $362) (includes equity securities, at fair value using the fair value option, of $248 and $0)	514	372
Mortgage loans (net of allowance for loan losses of $15 and $12)	3,109	3,470
Policy loans, at outstanding balance	1,430	1,416
Limited partnerships, and other alternative investments (includes variable interest entity assets of $3 and $4)	1,309	1,329
Other investments	442	282
Short-term investments (includes variable interest entity assets of $15 and $3)	2,162	1,952
Total investments	34,682	37,775
Cash	258	446
Premiums receivable and agents’ balances, net	27	33
Reinsurance recoverables	20,053	19,794
Deferred policy acquisition costs	521	689
Deferred income taxes, net	1,237	2,110
Other assets	308	994
Separate account assets	134,689	140,874
Total assets	$191,775	$202,715
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	$13,624	$12,874
Other policyholder funds and benefits payable	31,994	36,856
Other liabilities (including variable interest entity liabilities of $22 and $35)	2,177	3,872
Separate account liabilities	134,689	140,874
Total liabilities	182,484	194,476
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	6,688	6,959
Accumulated other comprehensive income, net of tax	1,221	574
Retained earnings	1,376	700
Total stockholder’s equity	9,291	8,239
Total liabilities and stockholder’s equity	$191,775	$202,715
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Equity

(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non-Controlling Interest	Total Stockholder’s Equity
Balance, December 31, 2013	$6	$6,959	$574	$700	$—	$8,239
Capital contributions to parent	—	(271)	—	—	—	(271)
Net income	—	—	—	676	1	677
Change in noncontrolling interest ownership	—	—	—	—	(1)	(1)
Total other comprehensive income	—	—	647	—	—	647
Balance, December 31, 2014	$6	$6,688	$1,221	$1,376	$—	$9,291
Balance, December 31, 2012	$6	$8,155	$1,987	$235	$—	$10,383
Capital contributions to parent	—	(1,196)	—	—	—	(1,196)
Net income	—	—	—	465	6	471
Change in noncontrolling interest ownership	—	—	—	—	(6)	(6)
Total other comprehensive income	—	—	(1,413)	—	—	(1,413)
Balance, December 31, 2013	$6	$6,959	$574	$700	$—	$8,239
Balance, December 31, 2011	$6	$8,271	$953	$(319)	$—	$8,911
Capital contributions to parent	—	(116)	—	—	—	(116)
Net income	—	—	—	554	2	556
Change in noncontrolling interest ownership					(2)	(2)
Total other comprehensive income	—	—	1,034	—	—	1,034
Balance, December 31, 2012	$6	$8,155	$1,987	$235	$—	$10,383
See Notes to Consolidated Financial Statements

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	For the years ended December 31,
(In millions)	2014	2013	2012
Operating Activities
Net income	$677	$471	$556
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Amortization of deferred policy acquisition costs and present value of future profits	206	228	359
Additions to deferred policy acquisition costs and present value of future profits	(14)	(16)	(329)
Change in:
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	586	230	(44)
Reinsurance recoverables	170	(795)	(47)
Receivables and other assets	(30)	(80)	158
Payables and accruals	(882)	(1,532)	(1,035)
Accrued and deferred income taxes	302	589	392
Net realized capital (gains) losses	(577)	(678)	1,413
Net disbursements from investment contracts related to policyholder funds – international unit-linked bonds and pension products	—	(1,833)	(92)
Net decrease in equity securities, trading	—	1,835	120
Goodwill impairment	—	—	149
Reinsurance (gain) loss on disposition in 2014 and 2013, and goodwill impairment of $61 in 2012	(23)	1,491	61
Depreciation and amortization	6	53	164
Other, net	248	(328)	202
Net cash provided by (used for) operating activities	669	(365)	2,027
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	10,333	19,206	23,759
Fixed maturities, fair value option	358	322	283
Equity securities, available-for-sale	107	81	133
Mortgage loans	377	355	306
Partnerships	152	127	110
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(7,385)	(14,532)	(23,949)
Fixed maturities, fair value option	(217)	(134)	(182)
Equity securities, available-for-sale	(363)	(79)	(97)
Mortgage loans	(146)	(177)	(1,056)
Partnerships	(104)	(99)	(417)
Proceeds from business sold	—	745	58
Derivatives, net	(66)	(1,900)	(2,275)
Change in policy loans, net	(14)	(7)	1
Change in short-term investments, net	(556)	363	1,404
Change in all other, net	34	(20)	—
Net cash provided by (used for) investing activities	2,510	4,251	(1,922)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	4,567	5,943	10,004
Withdrawals and other deductions from investment and universal life-type contracts	(21,810)	(24,473)	(24,608)
Net transfers from separate accounts related to investment and universal life-type contracts	14,167	16,978	13,196
Net (decrease) increase in securities loaned or sold under agreements to repurchase	—	(1,615)	1,615
Capital contributions to parent	(275)	(1,200)	—
Fee to recapture affiliate reinsurance	—	(347)	—
Net repayments at maturity or settlement of consumer notes	(13)	(77)	(153)
Net cash (used for) provided by financing activities	(3,364)	(4,791)	54
Foreign exchange rate effect on cash	(3)	9	—
Net increase (decrease) in cash	(188)	(896)	159
Cash — beginning of year	446	1,342	1,183
Cash — end of year	$258	$446	$1,342
Supplemental Disclosure of Cash Flow Information
Net cash received during the year for income taxes	(187)	(181)	(395)
Noncash return of capital	(4)	(4)	(126)
Supplemental Disclosure of Non-Cash Investing Activity
Conversion of fixed maturities, available-for-sale to equity securities, available-for-sale	—	—	43
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)
1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK") to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for Japan fixed payout annuities of $763 as of December 31, 2014. For further discussion of this transaction, see Note 5 - Reinsurance and Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Effective April 1, 2014, the Company terminated its modco and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.
On December 12, 2013, the Company completed the sale of the U.K. variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary, to Columbia Insurance Company, a Berkshire Hathaway company. On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). The MassMutual and Prudential sales were structured as reinsurance transactions. For further discussion of these transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
Consolidation
The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities (“VIEs”) which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.
Discontinued Operations
The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction. The Company is presenting as discontinued operations certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 16 - Discontinued Operations of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Future Adoption of New Accounting Standards
Amendments to Consolidation Guidance
In February 2015, the Financial Accounting Standards Board ("FASB") issued updated consolidation guidance. The amendments revise existing guidance for when to consolidate variable interest entities (“VIEs”) and general partners’ investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker’s or service provider’s fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective for years beginning after December 15, 2015, and may be applied fully retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. The Company will adopt the guidance on January 1, 2016 and has not yet determined the method or estimated effect of adoption on the Company’s Consolidated Financial Statements.
Revenue Recognition
In May 2014, the FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively for years beginning after December 15, 2016, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is not permitted. The Company has not yet determined its method for adoption or estimated the effect of the adoption on the Company’s Consolidated Financial Statements.
Reporting Discontinued Operations
In April 2014, the FASB issued updated guidance on reporting discontinued operations. Under this updated guidance, a discontinued operation will include a disposal of a major part of an entity’s operations and financial results such as a separate major line of business or a separate major geographical area of operations. The guidance raises the threshold to be a major operation but no longer precludes discontinued operations presentation where there is significant continuing involvement or cash flows with a disposed component of an entity. The guidance expands disclosures to include cash flows where there is significant continuing involvement with a discontinued operation and the pre-tax profit or loss of disposal transactions not reported as discontinued operations. The updated guidance is effective prospectively for years beginning on or after December 15, 2014, with early application permitted. The Company will apply the guidance to new disposals and operations newly classified as held for sale beginning first quarter of 2015, with no effect on existing reported discontinued operations. The effect on the Company’s future results of operations or financial condition will depend on the nature of future disposal transactions.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and is comprised of the run-off operations of U.S. annuity, and institutional and private-placement life insurance businesses. See Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of life and annuity businesses sold. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life and group disability products premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. The Company records a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
The Company is included in The Hartford’s consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.
Dividends to Policyholders
Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.
Participating policies were 2%, 2% and 5% of the total life insurance policies as of December 31, 2014, 2013, and 2012, respectively. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder’s share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.
Fair Value
The following financial instruments are carried at fair value in the Company’s Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale (“AFS”); fixed maturities at fair value using fair value option (“FVO”); equity securities, FVO; equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders’ equity as a component of Accumulated Other Comprehensive Income (Loss) (“AOCI”), after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company’s share of earnings is included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2014, 2013 and 2012 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Recognition and Presentation of Other-Than-Temporary Impairments
The Company deems bonds and certain equity securities with debt-like characteristics (collectively “debt securities”) to be other-than-temporarily impaired (“impaired”) if a security meets the following conditions: a) the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security’s amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment, which is recorded in net realized capital losses, and the remaining non-credit impairment, which is recorded in OCI. Generally, the Company determines a security’s credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security’s effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security’s fair value and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security’s new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary.
The Company’s evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security’s underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company’s best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value (“LTV”) ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.
These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.
For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security’s new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer’s financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.
The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.
Mortgage Loan Valuation Allowances
The Company’s security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate, (b) the loan’s observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities for which the fair value option was elected, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies previously discussed above. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2014, 2013 and 2012.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") derivative instruments, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into synthetic replication transactions.
Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Fair Value Hedges
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Net Investment in a Foreign Operation Hedges
Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Other Investment and/or Risk Management Activities
The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.
When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.
Embedded Derivatives
The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in 2013. For further discussion of these transactions, see Note 2 - Business Dispositions and Note 5 - Reinsurance of Notes to Consolidated Financial Statements.
Deferred Policy Acquisition Costs and Present Value of Future Profits
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.
For life insurance products, the DAC asset related to most universal life-type contracts (primarily variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company’s Consolidated Balance Sheets such as sales inducement assets (SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.
The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models. Beginning in 2015, the annual comprehensive non-market related policyholder behavior assumption study will be completed in the fourth quarter of each year.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Goodwill
Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit’s goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.
Management’s determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit’s fair value to decrease.
Separate Accounts, Death Benefits and Other Insurance Benefit Features
The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, or secondary guarantee benefits offered with universal life insurance contracts. GMWBs that represent embedded derivatives are accounted for at fair value. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. For the Company's GMWB products, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"). These GMDBs, GMIBs, the life-contingent portion of the GMWBs and the universal life insurance secondary guarantees require an additional liability to be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected fees. The liability is accrued as actual fees are earned. The expected present value of benefits and fees are generally derived from a set of stochastic scenarios, that have been calibrated to our RTM separate account returns, and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the Unlock, see the Deferred Policy Acquisition Costs and Present Value of Future Profits accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Reserve for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses
Liabilities for the Company’s group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate. In particular, for the Company’s group disability known claim reserves, the morbidity table for the early durations of claims is based exclusively on the Company’s experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company’s future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company’s reserve levels and related future operations.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.
Universal life-type contracts consist of fixed and variable annuities and universal life insurance. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.
Investment contracts consist of institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.
Foreign Currency
Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company’s foreign subsidiaries’ balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

2. Business Dispositions
Sale of Hartford Life International Limited ("HLIL")
On December 12, 2013, the Company completed the sale of all of the issued and outstanding equity of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL’s sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 16 - Discontinued Operations of Notes to Consolidated Financial Statements.
Sale of Retirement Plans
On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 for the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.
Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The company continued to sell retirement plans during the transition period which ended on June 30, 2014. MassMutual has assumed all expenses and risks for these sales through the reinsurance agreement.
Retirement Plans total revenues were $706 and its net loss was $39 for the year ended December 31, 2012.
Sale of Individual Life
On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition in 2013 consisting of a reinsurance loss partially offset by realized capital gains and a goodwill impairment loss of $61, pre-tax, in 2012. For further information regarding the goodwill impairment loss, see Note 7 - Goodwill of Notes to Consolidated Financial Statements.
Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax. In addition, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion relating to deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company continued to sell life insurance products and riders during the transition period which ended on June 30, 2014. Prudential has assumed all expenses and risk for these sales through the reinsurance agreement.
Individual Life total revenues were $1,303 and its net income was $21 for the year ended December 31, 2012.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Business Dispositions (continued)

Composition of Invested Assets Transferred
The following table summarizes invested assets transferred by the Company in 2013 in connection with the sale of the Retirement Plans and Individual Life businesses.

Carrying Value
As of December 31, 2012
Fixed maturities, at fair value (amortized cost of $13,596) [1]	$15,015
Equity securities, AFS, at fair value (cost of $27) [2]	28
Fixed maturities, at fair value using the FVO [3]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889

[1]	Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

[2]	All equity securities transferred are included in level 2 of the fair value hierarchy.

[3]	All FVO securities transferred are included in level 3 of the fair value hierarchy.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements
The following section applies the fair value hierarchy and disclosure requirements for the Company’s financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Derivative instruments classified within Level 2 are priced using observable market inputs such as swap yield curves and credit default swap curves.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative instruments. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs, as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $1.4 billion and $287 for the years ended December 31, 2014 and 2013, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2014 and 2013, there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements.

	December 31, 2014
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$1,171	$—	$1,089	$82
Collateralized debt obligations ("CDOs")	1,148	—	788	360
Commercial mortgage-backed securities ("CMBS")	1,887	—	1,768	119
Corporate	15,742	—	15,096	646
Foreign government/government agencies	602	—	572	30
States, municipalities and political subdivisions (“Municipal”)	1,052	—	998	54
Residential mortgage-backed securities ("RMBS")	1,857	—	1,123	734
U.S. Treasuries	1,977	72	1,905	—
Total fixed maturities	25,436	72	23,339	2,025
Fixed maturities, FVO	280	—	196	84
Equity securities, trading	11	11	—	—
Equity securities, AFS	514	411	55	48
Derivative assets
Credit derivatives	3	—	5	(2)
Equity derivatives	2	—	—	2
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	123	—	123	—
GMWB hedging instruments	119	—	5	114
Macro hedge program	93	—	—	93
Total derivative assets [1]	339	—	132	207
Short-term investments	2,162	199	1,963	—
Reinsurance recoverable for GMWB	56	—	—	56
Modified coinsurance reinsurance contracts	34	—	34	—
Separate account assets [3]	132,198	91,524	40,096	578
Total assets accounted for at fair value on a recurring basis	$161,030	$92,217	$65,815	$2,998
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB	$(139)	$—	$—	$(139)
Equity linked notes	(26)	—	—	(26)
Total other policyholder funds and benefits payable	(165)	—	—	(165)
Derivative liabilities
Credit derivatives	—	—	1	(1)
Equity derivatives	28	—	25	3
Foreign exchange derivatives	(444)	—	(444)	—
Interest rate derivatives	(409)	—	(382)	(27)
GMWB hedging instruments	55	—	(1)	56
Macro hedge program	48	—	—	48
Total derivative liabilities [4]	(722)	—	(801)	79
Consumer notes [5]	(3)	—	—	(3)
Total liabilities accounted for at fair value on a recurring basis	$(890)	$—	$(801)	$(89)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

	December 31, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$1,129	$—	$1,021	$108
CDOs	1,448	—	1,020	428
CMBS	2,347	—	1,987	360
Corporate	16,917	—	16,127	790
Foreign government/government agencies	1,177	—	1,139	38
States, municipalities and political subdivisions (“Municipal”)	965	—	916	49
RMBS	2,431	—	1,633	798
U.S. Treasuries	1,749	1,077	672	—
Total fixed maturities	28,163	1,077	24,515	2,571
Fixed maturities, FVO	791	—	613	178
Equity securities, trading	12	12	—	—
Equity securities, AFS	372	207	114	51
Derivative assets
Credit derivatives	9	—	11	(2)
Foreign exchange derivatives	14	—	14	—
Interest rate derivatives	(57)	—	(57)	—
U.S. GMWB hedging instruments	26	—	(42)	68
U.S. macro hedge program	109	—	—	109
International program hedging instruments	171	—	173	(2)
Total derivative assets [1]	272	—	99	173
Short-term investments	1,952	228	1,724	—
Limited partnerships and other alternative investments [2]	468	—	414	54
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	(465)	—	—	(465)
Modified coinsurance reinsurance contracts	67	—	67	—
Separate account assets [3]	138,482	99,917	37,828	737
Total assets accounted for at fair value on a recurring basis	$170,114	$101,441	$65,374	$3,299
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	$(576)	$—	$—	$(576)
Equity linked notes	(18)	—	—	(18)
Total other policyholder funds and benefits payable	(594)	—	—	(594)
Derivative liabilities
Credit derivatives	11	—	7	4
Equity derivatives	18	—	16	2
Foreign exchange derivatives	(382)	—	(382)	—
Interest rate derivatives	(319)	—	(295)	(24)
U.S. GMWB hedging instruments	15	—	(63)	78
U.S. macro hedge program	30	—	—	30
International program hedging instruments	(198)	—	(139)	(59)
Total derivative liabilities [4]	(825)	—	(856)	31
Consumer notes [5]	(2)	—	—	(2)
Total liabilities accounted for at fair value on a recurring basis	$(1,421)	$—	$(856)	$(565)

[1]
Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2014 and December 31, 2013, $399 and $120, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see footnote 4 below.

[2]	Represents hedge funds where equity method of accounting has been applied to a fund of funds measured at fair value.

[3]
As of December 31, 2014 and 2013, excludes approximately $2.5 billion and $2.4 billion, respectively, of investment sales receivable because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value.

[4]
Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as “freestanding derivatives” and are presented on a net basis.

[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Determination of Fair Values
The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.
The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.
Fixed Maturities, AFS; Equity Securities, AFS; Equity Securities, FVO; Fixed Maturities, FVO, Equity Securities, Trading; and Short-term Investments
The fair value of AFS and FVO securities, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of the following sources of information: quoted prices for identical assets or liabilities, third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a “waterfall” approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.
Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company’s internal pricing model utilizes the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.
The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments, including embedded derivatives within investments
Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2014 and 2013, 95% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.
The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. In addition, on a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Valuation Techniques and Inputs for Investments
Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For most of the Company’s debt securities, the following inputs are typically used in the Company’s pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is listed below:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, and derivative instruments.

•
ABS, CDOs, CMBS and RMBS – Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

•	Corporates, including investment grade private placements – Primary inputs also include observations of credit default swap curves related to the issuer.

•	Foreign government/government agencies—Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

•	Municipals – Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

•	Short-term investments – Primary inputs also include material event notices and new issue money market rates.

•	Equity securities, trading – Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

•	Credit derivatives – Primary inputs include the swap yield curve and credit default swap curves.

•	Foreign exchange derivatives – Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

•	Interest rate derivatives – Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”) CDOs and RMBS primarily backed by sub-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude securities such as ABS and CRE CDOs for which fair values are predominately based on broker quotations.

	As of December 31, 2014
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS	$119	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	46bps	2,475bps	284bps	Decrease
Corporate [3]	324	Discounted cash flows	Spread	123bps	765bps	267bps	Decrease
Municipal [3]	32	Discounted cash flows	Spread	212bps	212bps	212bps	Decrease
RMBS	734	Discounted cash flows	Spread	23bps	1,904bps	141bps	Decrease
			Constant prepayment rate	—%	7%	3%	Decrease [4]
			Constant default rate	1%	14%	7%	Decrease
			Loss severity	—%	100%	78%	Decrease

	As of December 31, 2013
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS	$360	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	99bps	2,511bps	446bps	Decrease
Corporate [3]	398	Discounted cash flows	Spread	119bps	5,594bps	332bps	Decrease
Municipal [3]	29	Discounted cash flows	Spread	184bps	184bps	184bps	Decrease
RMBS	798	Discounted cash flows	Spread	62bps	1,748bps	245bps	Decrease
			Constant prepayment rate	—%	10%	3%	Decrease [4]
			Constant default rate	1%	22%	8%	Decrease
			Loss severity	—%	100%	80%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

[3]	Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

[4]	Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

	As of December 31, 2014
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Interest rate derivative
Interest rate swaps	(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
Interest rate swaptions	2	Option model	Interest rate volatility	1%	1%	Increase
U.S. GMWB hedging instruments
Equity options	46	Option model	Equity volatility	22%	34%	Increase
Customized swaps	124	Discounted cash flows	Equity volatility	10%	40%	Increase
U.S. macro hedge program
Equity options	141	Option model	Equity volatility	27%	28%	Increase

	As of December 31, 2013
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Interest rate derivative
Interest rate swaps	(24)	Discounted cash flows	Swap curve beyond 30 years	4%	4%	Increase
U.S. GMWB hedging instruments
Equity options	72	Option model	Equity volatility	21%	29%	Increase
Customized swaps	74	Discounted cash flows	Equity volatility	10%	50%	Increase
U.S. macro hedge program
Equity options	139	Option model	Equity volatility	24%	31%	Increase
International hedging program [2]
Equity options	(66)	Option model	Equity volatility	29%	37%	Increase
Short interest rate swaptions	(12)	Option model	Interest rate volatility	—%	1%	Decrease
Long interest rate swaptions	48	Option model	Interest rate volatility	1%	1%	Increase

[1]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.
Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2014, no significant adjustments were made by the Company to broker prices received.
As of December 31, 2013, excluded from the table above are limited partnerships and other alternative investments which total $54, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Product Derivatives
The Company formerly offered and subsequently reinsured certain variable annuity products with U.S. GMWB riders. Also, through reinsurance from HLIKK, the Company formerly assumed GMWB, GMIB and GMAB riders. Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. For further discussion on the sale, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
The GMWB provides the policyholder with a GRB which is generally equal to premiums less withdrawals.  If the policyholder’s account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company’s GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.
In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the “Attributed Fees”). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.
Effective April 1, 2014, HLAI, terminated its reinsurance agreement with an affiliated captive reinsurer and recaptured all reinsurance risks. For further information regarding this reinsurance agreement, see Note 12 -Transactions with Affiliates of Notes to Consolidated Financial Statements .
Living Benefits Required to be Fair Valued (in Other Policyholder Funds and Benefits Payable)
Living benefits required to be fair valued include guaranteed withdrawal benefits. Fair values for GMWBs classified as embedded derivatives are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of these GMWBs and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods’ net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.
Oversight of the Company’s valuation policies and processes for product and GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company’s valuation model as well as associated controls.
Best Estimate Claims Costs
The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables. These variables include expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, and assumptions about policyholder behavior which emerge over time.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

At each valuation date, the Company assumes expected returns based on:

•	risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

•	market implied volatility assumptions for each underlying index based primarily on a blend of observed market “implied volatility” data;

•	correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

•	three years of history for fund regression.
As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.
On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company’s comprehensive study to refine its estimate of future gross profits during the third quarter of each year.
Credit Standing Adjustment
This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2014, 2013 and 2012, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains of $41, $492 and $499, respectively.
Margins
The behavior risk margin adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $31, $28 and $76 for the years ended December 31, 2014, 2013 and 2012. As of December 31, 2014 and 2013 the behavior risk margin was $74 and $32, respectively.
In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains (losses) of approximately $(5), $11 and $29 for the years ended December 31, 2014, 2013 and 2012, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Significant unobservable inputs used in the fair value measurement of the GMWB embedded derivative and the GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the GMWB embedded derivative and the GMWB reinsurance derivative. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

	Unobservable Inputs
Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	20%	100%	Increase
Withdrawal Rates [3]	0%	8%	Increase
Lapse Rates [4]	0%	75%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	10%	40%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.
Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB riders is typically different from policyholders that do not utilize these riders.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account’s share of the fair value of the equity in the investment (“net asset value”) and are classified in level 3 based on the Company’s ability to redeem its investment.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The tables below provide a fair value roll forward for the year ended December 31, 2014, for the Level 3 financial instruments.

	Fixed Maturities, AFS								Fixed Maturities, FVO
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS
Fair value as of January 1, 2014	$108	$428	$360	$790	$38	$49	$798	$2,571	$178
Total realized/unrealized gains (losses)
Included in net income [1], [2]	—	11	6	(10)	(1)	—	11	17	17
Included in OCI [3]	2	(7)	(6)	16	5	6	4	20	—
Purchases	32	6	26	62	6	—	230	362	14
Settlements	(1)	(44)	(175)	(36)	(4)	—	(127)	(387)	(121)
Sales	(11)	(21)	(34)	(96)	(14)	(1)	(150)	(327)	(4)
Transfers into Level 3 [4]	71	48	7	146	—	—	—	272	—
Transfers out of Level 3 [4]	(119)	(61)	(65)	(226)	—	—	(32)	(503)
Fair value as of December 31, 2014	$82	$360	$119	$646	$30	$54	$734	$2,025	$84
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [7]	$—	$—	$(2)	$(4)	$(2)	$—	$(1)	$(9)	$14

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities AFS	Credit	Foreign Exchange Contracts	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2014	$51	$2	$—	$2	$(24)	$146	$139	$(61)	$204
Total realized/unrealized gains (losses)
Included in net income [1], [2]	4	(2)	2	3	(5)	13	(12)	24	23
Included in OCI [3]	1	—	—	—	—	—	—	—	—
Purchases	6	(2)	—	—	4	4	14	9	29
Settlements	—	—	—	—	—	7	—	(5)	2
Sales	(14)	—	—	—	—	—	—	—	—
Transfers into Level 3 [4]	—	—	(2)	—	—	—	—	—	(2)
Transfers out of Level 3 [4]	—	(1)	—	—	(2)	—	—	33	30
Fair value as of December 31, 2014	$48	$(3)	$—	$5	$(27)	$170	$141	$—	$286
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [7]	$(1)	$(3)	$—	$—	$(5)	$1	$(11)	$17	$(1)

Assets	Limited Partnerships and Other Alternative Investments	Reinsurance Recoverable for GMWB	Separate Accounts
Fair value as of January 1, 2014	$54	$(465)	$737
Total realized/unrealized gains (losses)
Included in net income [1] [2]	—	441	13
Purchases	—	—	339
Settlements	—	80	(3)
Sales	—	—	(201)
Transfers into Level 3 [4]	—	—	37
Transfers out of Level 3 [4]	(54)	—	(344)
Fair value as of December 31, 2014	$—	$56	$578
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [7]	$—	$441	$8

	Other Policyholder Funds and Benefits Payable
Liabilities	Guaranteed Withdrawal Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Consumer Notes
Fair value as of January 1, 2014	$(576)	$(18)	$(594)	$(2)
Total realized/unrealized gains (losses)
Included in net income [1] [2]	577	(8)	569	(1)
Settlements	(140)	—	(140)	—
Fair value as of December 31, 2014	$(139)	$(26)	$(165)	$(3)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [7]	$167	$(8)	$159	$(1)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

The tables below provide a fair value roll forward for the year ended December 31, 2013, for the Level 3 financial instruments.

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2013	$238	$723	$532	$1,340	$34	$169	$1,133	$4,169	$199
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(12)	18	(14)	6	(1)	—	39	36	61
Included in OCI [3]	32	110	53	(4)	(3)	(10)	42	220	—
Purchases	25	37	37	75	27	—	74	275	14
Settlements	(6)	(113)	(89)	(112)	(4)	—	(134)	(458)	(2)
Sales	(127)	(341)	(152)	(333)	(13)	(110)	(355)	(1,431)	(94)
Transfers into Level 3 [4]	3	23	36	99	—	—	—	161	3
Transfers out of Level 3 [4]	(45)	(29)	(43)	(281)	(2)	—	(1)	(401)	(3)
Fair value as of December 31, 2013	$108	$428	$360	$790	$38	$49	$798	$2,571	$178
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2013 [2] [7]	$(7)	$—	$(2)	$(7)	$—	$—	$(1)	$(17)	$44

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Other Derivative Contracts	Total Free-Standing Derivatives [5]
Fair value as of January 1, 2013	$55	$4	$45	$(57)	$519	$286	$(75)	$—	$722
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(10)	(1)	(26)	7	(372)	(191)	24	—	(559)
Included in OCI [3]	6	—	—	—	—	—	—	—	—
Purchases	7	—	1	—	—	44	(25)	—	20
Settlements	—	(1)	(7)	—	(4)	—	(9)	—	(21)
Sales	(2)	—	—	—	—	—	—	—	—
Transfers into Level 3 [4]	—	—	—	—	—	—	(8)	(20)	(28)
Transfers out of Level 3 [4]	(5)	—	(11)	26	3	—	32	20	70
Fair value as of December 31, 2013	$51	$2	$2	$(24)	$146	$139	$(61)	$—	$204
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2013 [2] [7]	$(9)	$(1)	$(15)	$2	$(390)	$(187)	$(170)	$—	$(761)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Assets	Limited Partnerships and Other Alternative Investments	Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB [6]	Separate Accounts
Fair value as of January 1, 2013	$150	$1,081	$583
Total realized/unrealized gains (losses)
Included in net income [1] [2]	(5)	(1,856)	23
Purchases	64	—	250
Settlements	—	310	(2)
Sales	(9)	—	(88)
Transfers into Level 3 [4]	—	—	45
Transfers out of Level 3 [4]	(146)	—	(74)
Fair value as of December 31, 2013	$54	$(465)	$737
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2013 [2] [7]	$(5)	$(1,856)	$21

	Other Policyholder Funds and Benefits Payable [1]
Liabilities	Guaranteed Living Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Consumer Notes
Fair value as of January 1, 2013	$(3,119)	$(8)	$(3,127)	$(2)
Total realized/unrealized gains (losses)
Included in net income [1] [2]	2,653	(10)	2,643	—
Settlements	(110)	—	(110)	—
Fair value as of December 31, 2013	$(576)	$(18)	$(594)	$(2)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2013 [2] [7]	$2,653	$(10)	$2,643	$—

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]
Includes fair value of reinsurance recoverables of approximately $495 as of December 31, 2013, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

[7]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

[8]
Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Fair Value Option
The Company classifies the underlying fixed maturities held in certain consolidated investment funds within the fixed maturities, FVO line on the Consolidated Balance Sheets. The Company reports investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.
FVO investments also include certain securities that contain embedded credit derivatives with underlying credit risk primarily related to residential and commercial real estate.
The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swap are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.
The Company previously held fair value option investments in foreign government securities related to the Company's former Japan annuity business. These investments were disposed of as a consequence of the the sale of the Japan business, see Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements for further information on the sale.
The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

	Year Ended December 31,
	2014	2013
Assets
Fixed maturities, FVO
Corporate	$(3)	$(12)
CRE CDOs	21	14
CMBS	—	—
Foreign government	16	(112)
RMBS	—	—
Total fixed maturities, FVO	$34	$(110)
Equity, FVO	(2)	—
Total realized capital gains (losses)	$32	$(110)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

	Year Ended December 31,
	2014	2013
Assets
Fixed maturities, FVO
ABS	$13	$3
Corporate	96	84
CRE CDOs	67	167
CMBS	15	8
Foreign government	3	494
Municipals	2	1
RMBS	82	9
U.S. government	2	25
Total fixed maturities, FVO	$280	$791
Equity, FVO [1]	$248	$—

[1]	Included in equity securities, AFS on the Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

Financial Instruments Not Carried at Fair Value
The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2014 and December 31, 2013 were as follows:

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	$1,430	$1,430	$1,416	$1,476
Mortgage loans	Level 3	3,109	3,280	3,470	3,519
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	7,134	7,353	8,955	9,153
Consumer notes [2] [3]	Level 3	68	68	82	82
Assumed investment contracts [3]	Level 3	763	851	—	—

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in disclosures above.

[3]	Included in other liabilities in the Consolidated Balance Sheets.
Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans. During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair value of policy loans, which previously was estimated by utilizing discounted cash flow calculations, using U.S. Treasury interest rates, based on the loan durations.
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, were estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.
Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivative Instruments
Net Investment Income

	For the years ended December 31,
(Before-tax)	2014	2013	2012
Fixed maturities [1]	$1,113	$1,253	$1,953
Equity securities, AFS	14	8	11
Mortgage loans	156	172	248
Policy loans	80	82	116
Limited partnerships and other alternative investments	141	119	85
Other investments [2]	111	125	200
Investment expenses	(72)	(76)	(77)
Total net investment income	$1,543	$1,683	$2,536

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.
Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2014	2013	2012
Gross gains on sales [1]	$264	$2,196	$478
Gross losses on sales	(235)	(700)	(278)
Net OTTI losses recognized in earnings [2]	(29)	(45)	(255)
Valuation allowances on mortgage loans	(4)	(1)	4
Japanese fixed annuity contract hedges, net [3]	(14)	6	(36)
Periodic net coupon settlements on credit derivatives/Japan	11	(3)	(8)
Results of variable annuity hedge program
GMWB derivatives, net	5	262	519
Macro hedge program	(11)	(234)	(340)
Total U.S. program	(6)	28	179
International Program [4]	(126)	(963)	(1,145)
Total results of variable annuity hedge program	(132)	(935)	(966)
GMIB/GMAB/GMWB reinsurance	579	1,107	1,233
Coinsurance and modified coinsurance reinsurance contracts	395	(1,405)	(1,901)
Other, net [5]	(258)	106	248
Net realized capital gains (losses), before-tax	$577	$326	$(1,481)

[1]	Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

[2]	Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

[3]
ncludes for the years ended December 31, 2014, 2013 and 2012, the transactional foreign currency re-valuation gains (losses) of $(51), $324, and $245, respectively, related to the Japan fixed annuity product, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $37, $(318), and $(281), respectively.

[4]	Includes $(2), $(55), and $(66) of transactional foreign currency re-valuation for the years ended December 31, 2014, 2013 and 2012, respectively.

[5]
Other, net gains and losses include transactional foreign currency revaluation gains (losses) on the Japan fixed payout annuity liabilities reinsured from HLIKK and gains (losses) on non-qualifying derivatives used to hedge the foreign currency exposure of the liabilities. Gains (losses) from transactional foreign currency revaluation of the reinsured liabilities were $116, $250, and $189, respectively, for the years ended December 31, 2014, 2013 and 2012. Gains (losses) on the instruments used to hedge the foreign currency exposure on the reinsured fixed payout annuities were $(148), $(268), and $(300), respectively, for the years ended December 31, 2014, 2013 and 2012. Includes $71 and $110 of gains relating to the sales of the Retirement Plans and Individual Life businesses for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives. Also includes for the year ended December 31, 2014 a loss of $(213) related to the recapture of the GMIB/GMAB/GMWB reinsurance contracts, which is offset by gains on the termination of the embedded derivative reflected in the GMIB/GMAB/GMWB reinsurance line.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $1, $1.4 billion and $(55) for the years ended December 31, 2014, 2013 and 2012, respectively.
Sales of Available-for-Sale Securities

	For the years ended December 31,
	2014	2013	2012
Fixed maturities, AFS
Sale proceeds	$9,084	$19,190	$23,555
Gross gains [1]	210	1,867	521
Gross losses	(183)	(421)	(270)
Equity securities, AFS
Sale proceeds	$107	$81	$133
Gross gains	9	254	15
Gross losses	(6)	(263)	(5)

[1]	Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.
Sales of AFS securities in 2014 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.
Other-Than-Temporary Impairment Losses
The following table presents a roll-forward of the Company’s cumulative credit impairments on debt securities held as of December 31, 2014, 2013 and 2012.

	For the years ended December 31,
(Before-tax)	2014	2013	2012
Balance, beginning of period	$(410)	$(813)	$(1,319)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(7)	(14)	(27)
Securities previously impaired	(9)	(4)	(15)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	111	403	543
Securities due to an increase in expected cash flows	19	17	5
Securities the Company made the decision to sell or more likely than not will be required to sell	—	1	$—
Balance, end of period	$(296)	$(410)	$(813)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2014					December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,181	$20	$(30)	$1,171	$—	$1,172	$13	$(56)	$1,129	$(2)
CDOs [2]	1,083	84	(20)	1,148	—	1,392	98	(41)	1,448	—
CMBS	1,797	97	(7)	1,887	(3)	2,275	106	(34)	2,347	(3)
Corporate	14,166	1,685	(109)	15,742	(3)	15,913	1,196	(192)	16,917	(6)
Foreign govt./govt. agencies	576	35	(9)	602	—	1,267	27	(117)	1,177	—
Municipal	935	118	(1)	1,052	—	988	26	(49)	965	—
RMBS	1,805	64	(12)	1,857	—	2,419	60	(48)	2,431	(3)
U.S. Treasuries	1,717	261	(1)	1,977	—	1,762	1	(14)	1,749	—
Total fixed maturities, AFS	23,260	2,364	(189)	25,436	(6)	27,188	1,527	(551)	28,163	(14)
Equity securities, AFS [3]	275	10	(19)	266	—	362	35	(25)	372	—
Total AFS securities	$23,535	$2,374	$(208)	$25,702	$(6)	$27,550	$1,562	$(576)	$28,535	$(14)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2014 and 2013.

[2]
Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

[3]	As of December 31, 2014 excludes equity securities, FVO, with a cost of $250 and fair value of $248 which are included in equity securities, AFS on the Consolidated Balance Sheet.
The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2014		December 31, 2013
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$1,031	$1,043	$1,615	$1,639
Over one year through five years	4,902	5,168	5,328	5,535
Over five years through ten years	3,345	3,501	4,319	4,481
Over ten years	8,116	9,661	8,668	9,153
Subtotal	17,394	19,373	19,930	20,808
Mortgage-backed and asset-backed securities	5,866	6,063	7,258	7,355
Total fixed maturities, AFS	$23,260	$25,436	$27,188	$28,163
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

The Company did not have exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2014. As of December 31, 2013, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities, was the Government of Japan, which represents $853 or 10% of stockholder's equity, and 2% of total invested assets. As of December 31, 2014, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were HSBC Holdings PLC, Verizon Communications Inc., and Bank of America Corp. which each comprised less than 1% of total invested assets. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc., which each comprised less than 3% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2014 were financial services, utilities, and consumer non-cyclical which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets.
Security Unrealized Loss Aging
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2014
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$368	$367	$(1)	$340	$311	$(29)	$708	$678	$(30)
CDOs [1]	123	122	(1)	771	753	(19)	894	875	(20)
CMBS	109	108	(1)	194	188	(6)	303	296	(7)
Corporate	1,542	1,491	(51)	661	603	(58)	2,203	2,094	(109)
Foreign govt./govt. agencies	145	140	(5)	68	64	(4)	213	204	(9)
Municipal	14	14	—	13	12	(1)	27	26	(1)
RMBS	148	147	(1)	229	218	(11)	377	365	(12)
U.S. Treasuries	184	184	—	18	17	(1)	202	201	(1)
Total fixed maturities, AFS	2,633	2,573	(60)	2,294	2,166	(129)	4,927	4,739	(189)
Equity securities, AFS	81	75	(6)	92	79	(13)	173	154	(19)
Total securities in an unrealized loss position	$2,714	$2,648	$(66)	$2,386	$2,245	$(142)	$5,100	$4,893	$(208)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

	December 31, 2013
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$288	$286	$(2)	$418	$364	$(54)	$706	$650	$(56)
CDOs [1]	64	63	(1)	1,185	1,144	(40)	1,249	1,207	(41)
CMBS	437	423	(14)	392	372	(20)	829	795	(34)
Corporate [1]	2,449	2,360	(89)	799	696	(103)	3,248	3,056	(192)
Foreign govt./govt. agencies	542	501	(41)	303	227	(76)	845	728	(117)
Municipal	508	475	(33)	99	83	(16)	607	558	(49)
RMBS	922	909	(13)	475	440	(35)	1,397	1,349	(48)
U.S. Treasuries	1,456	1,442	(14)	—	—	—	1,456	1,442	(14)
Total fixed maturities, AFS	6,666	6,459	(207)	3,671	3,326	(344)	10,337	9,785	(551)
Equity securities, AFS	77	73	(4)	135	114	(21)	212	187	(25)
Total securities in an unrealized loss position	$6,743	$6,532	$(211)	$3,806	$3,440	$(365)	$10,549	$9,972	$(576)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
As of December 31, 2014, AFS securities in an unrealized loss position, comprised of 1,944 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates and/or wider credit spreads since the securities were purchased. As of December 31, 2014, 94% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2014 was primarily attributable to a decrease in interest rates.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity, concentrated in the financial services sector, and structured securities with exposure to commercial and residential real estate and student loans. Corporate securities are primarily depressed because the securities have floating-rate coupons and have long-dated maturities or are perpetual and current credit spreads are wider than when these securities were purchased. For certain commercial and residential real estate securities, current market spreads continue to be wider than spreads at the securities' respective purchase dates, even though credit spreads have continued to tighten over the past five years. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.
Mortgage Loans

	December 31, 2014			December 31, 2013
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Total commercial mortgage loans	$3,124	$(15)	$3,109	$3,482	$(12)	$3,470

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.
As of December 31, 2014 and 2013, the carrying value of mortgage loans associated with the valuation allowance was $49 and $86, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013. The carrying value of these loans is included in mortgage loans in the Company’s Consolidated Balance Sheets. As of December 31, 2014, loans within the Company’s mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2014	2013	2012
Balance as of January 1	$(12)	$(14)	$(23)
(Additions)/Reversals	(4)	(2)	4
Deductions	1	4	5
Balance as of December 31	$(15)	$(12)	$(14)
The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 57% as of December 31, 2014, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property’s net operating income to the borrower’s principal and interest payments. The weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.36x as of December 31, 2014. As of December 31, 2014 and 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more.
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2014		December 31, 2013
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$21	1.14x	$35	1.15x
65% - 80%	452	1.71x	777	1.94x
Less than 65%	2,636	2.49x	2,658	2.34x
Total commercial mortgage loans	$3,109	2.36x	$3,470	2.23x

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2014		December 31, 2013
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$64	2.1%	$79	2.3%
Middle Atlantic	272	8.7%	255	7.3%
Mountain	35	1.1%	40	1.2%
New England	146	4.7%	163	4.7%
Pacific	905	29.1%	1,019	29.4%
South Atlantic	532	17.1%	548	15.8%
West North Central	15	0.5%	17	0.5%
West South Central	125	4.0%	144	4.1%
Other [1]	1,015	32.7%	1,205	34.7%
Total mortgage loans	$3,109	100%	$3,470	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	December 31, 2014		December 31, 2013
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$22	0.7%	$93	2.7%
Industrial	989	31.8%	1,182	34.1%
Lodging	26	0.8%	27	0.8%
Multifamily	522	16.8%	576	16.6%
Office	723	23.3%	723	20.8%
Retail	713	22.9%	745	21.5%
Other	114	3.7%	124	3.5%
Total mortgage loans	$3,109	100%	$3,470	100%
Variable Interest Entities
The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.
The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Consolidated VIEs
The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company’s financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

	December 31, 2014			December 31, 2013
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$—	$—	$—	$12	$13	$—
Investment funds [4]	154	20	138	134	20	119
Limited partnerships and other alternative investments	3	2	1	4	2	2
Total	$157	$22	$139	$150	$35	$121

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, AFS and short-term investments in the Company’s Consolidated Balance Sheets.

[4]	Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.
CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.
Non-Consolidated VIEs
The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2014 and 2013. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Repurchase Agreements, Dollar Roll Transactions and Other Collateral Transactions
From time to time, the Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of ninety days or less and the carrying amounts of these instruments approximates fair value.
As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

As of December 31, 2014 and 2013, the Company has no outstanding repurchase agreements or dollar roll transactions.
The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2014 and 2013 the fair value of securities on deposit was approximately $14 and $13, respectively.
Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company’s maximum exposure to loss as of December 31, 2014 is limited to the total carrying value of $1.3 billion. In addition, the Company has outstanding commitments totaling approximately $220, to fund limited partnership and other alternative investments as of December 31, 2014. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2014, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $72.0 billion and $77.2 billion as of December 31, 2014 and 2013, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.0 billion and $10.7 billion as of December 31, 2014 and 2013, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $3.5 billion, $1.8 billion and $0.9 billion for the periods ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.7 billion, $7.1 billion, and $6.5 billion for the periods ended December 31, 2014, 2013 and 2012, respectively. As of, and for the period ended, December 31, 2014, the aggregated summarized financial data reflects the latest available financial information.
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.
Strategies that qualify for hedge accounting
Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities being hedged closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:
Cash flow hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair value hedges
Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates.
Non-qualifying strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

The non-qualifying strategies include:
Interest rate swaps, swaptions, and futures
The Company may use interest rate swaps, swaptions, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2014 and 2013 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion.
Foreign currency swaps and forwards
The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.
Japan fixed payout annuity hedge
The Company reinsures fixed payout annuity liabilities associated with a GMIB contract issued before HLIKK was sold during 2014. The reinsurance of the fixed payout annuities remains in place. For discussion on the sale of HLIKK, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Credit contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities which are comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity index swaps and options
Beginning in 2014, the Company entered into total return swaps to hedge equity risk of equity common stock investments which are accounted for using fair value option in order to align the accounting treatment with net realized capital gains (losses). The Company also enters into equity index options with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio. In addition, the Company formerly offered certain equity indexed products, a portion of which contain embedded derivatives that require bifurcation. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.
GMWB derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.
The Company utilizes derivatives (“GMWB hedging instruments”) as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The following table presents notional and fair value for GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Customized swaps	$7,041	$7,839	$124	$74
Equity swaps, options, and futures	3,761	4,237	39	44
Interest rate swaps and futures	3,640	6,615	11	(77)
Total	$14,442	$18,691	$174	$41

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Macro hedge program
The Company utilizes equity options, swaps and foreign currency options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from the guaranteed minimum death benefit ("GMDB") and GMWB obligations. The following table presents notional and fair value for the macro hedge program.

	Notional Amount		Fair Value
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Equity options and swaps	$5,983	$9,934	$141	$139
Foreign currency options	$400	$—	$—	$—
Total	$6,383	$9,934	$141	$139
Coinsurance and modified coinsurance reinsurance contracts
As of December 31, 2014 and 2013 the Company had approximately $1.0 billion and $1.3 billion, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the embedded derivative reinsurance contracts are the invested assets that are carried at fair value supporting the reinsured reserves.
As of December 31, 2013 coinsurance and modified coinsurance reinsurance contracts included $28.2 billion of notional related to a previous coinsurance agreement which was terminated during 2014. Provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which were accounted for as an embedded derivative, to a former affiliated captive reinsurer. Additional provisions of this agreement cede variable annuity contract GMIB, GMAB and GMWB contracts reinsured by the Company that had been assumed from HLIKK and were accounted for as a free-standing derivative. Effective April 1, 2014 this agreement was terminated. For further information on this transaction, refer to Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Derivative Balance Sheet Classification
The following table summarizes the balance sheet classification of the Company’s derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts where the associated gains and losses accrue directly to policyholders are not included. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2014	Dec 31, 2013	Dec 31, 2014	Dec 31, 2013	Dec 31, 2014	Dec 31, 2013	Dec 31, 2014	Dec 31, 2013
Cash flow hedges
Interest rate swaps	$2,242	$3,215	$37	$16	$37	$49	$—	$(33)
Foreign currency swaps	143	143	(19)	(5)	3	2	(22)	(7)
Total cash flow hedges	2,385	3,358	18	11	40	51	(22)	(40)
Fair value hedges
Interest rate swaps	32	1,261	—	(24)	—	2	—	(26)
Total fair value hedges	32	1,261	—	(24)	—	2	—	(26)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, swaptions, caps, floors, and futures	4,857	4,633	(323)	(368)	385	123	(708)	(491)
Foreign exchange contracts
Foreign currency swaps and forwards	60	118	—	(4)	—	6	—	(10)
Japan fixed payout annuity hedge	1,319	1,571	(427)	(354)	—	—	(427)	(354)
Japanese fixed annuity hedging instruments [1]	—	1,436	—	(6)	—	88	—	(94)
Credit contracts
Credit derivatives that purchase credit protection	276	243	(1)	(4)	4	—	(5)	(4)
Credit derivatives that assume credit risk [2]	946	1,507	7	27	11	28	(4)	(1)
Credit derivatives in offsetting positions	2,175	3,501	(1)	(3)	21	35	(22)	(38)
Equity contracts
Equity index swaps and options	422	131	1	(2)	30	18	(29)	(20)
Variable annuity hedge program
GMWB product derivatives [3]	17,908	21,512	(139)	(36)	—	—	(139)	(36)
GMWB reinsurance contracts	3,659	4,508	56	29	56	29	—	—
GMWB hedging instruments	14,442	18,691	174	41	289	333	(115)	(292)
Macro hedge program	6,383	9,934	141	139	180	178	(39)	(39)
International program hedging instruments [1]	—	57,025	—	(27)	—	649	—	(676)
Other
GMIB, GMAB, and GMWB reinsurance contracts [1]	—	11,999	—	(540)	—	—	—	(540)
Coinsurance and modified coinsurance reinsurance contracts	974	29,423	34	(427)	34	383	—	(810)
Total non-qualifying strategies	53,421	166,232	(478)	(1,535)	1,010	1,870	(1,488)	(3,405)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$55,838	$170,851	$(460)	$(1,548)	$1,050	$1,923	$(1,510)	$(3,471)
Balance Sheet Location
Fixed maturities, available-for-sale	$186	$196	$1	$(1)	$1	$—	$—	$(1)
Other investments	13,588	40,564	339	272	478	721	(139)	(449)
Other liabilities	19,473	62,599	(725)	(827)	481	789	(1,206)	(1,616)
Reinsurance recoverable	4,633	33,931	90	(398)	90	413	—	(811)
Other policyholder funds and benefits payable	17,958	33,561	(165)	(594)	—	—	(165)	(594)
Total derivatives	$55,838	$170,851	$(460)	$(1,548)	$1,050	$1,923	$(1,510)	$(3,471)

[1]
Represents hedge programs formerly associated with the Japan variable and fixed annuity products which were terminated due to the sale of HLIKK during 2014. For further information on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

[2]	The derivative instruments related to this strategy are held for other investment purposes.

[3]	These derivatives are embedded within liabilities and are not held for risk management purposes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Change in Notional Amount
The net decrease in notional amount of derivatives since December 31, 2013 was primarily due to the following:

•
The decrease in notional amount related to the international program hedging instruments resulted from the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK. In addition, the GMIB, GMAB, and GMWB reinsurance contracts were terminated as a result of the recapture of the related risks by HLIKK, which was concurrent with the sale. For further discussion on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

•
The decrease in notional amount related to coinsurance and modified coinsurance reinsurance contracts was due to the termination of a certain reinsurance contract, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For further discussion on this transaction, see Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•	The decrease in notional amount related to the GMWB hedging instruments primarily resulted from portfolio re-balancing, including the termination of offsetting positions.

•	The decrease in notional amount associated with the macro hedge program was primarily driven by the expiration of certain out-of-the-money options.
Change in Fair Value
The net improvement in the total fair value of derivative instruments since December 31, 2013 was primarily related to the following:

•
The change in fair value associated with the GMIB, GMAB, and GMWB reinsurance contracts and the international program hedging instruments resulted from the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

•
The change in fair value related to the coinsurance and modified coinsurance reinsurance contracts was due to the termination of certain reinsurance contracts, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative.  For discussion on this transaction, see Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•
The net increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates and increased volatility, partially offset by a decline in fair value resulting from policyholder behavior primarily related to increased surrenders.

•
These improvements in fair value were partially offset by a decrease in fair value associated with the fixed payout annuity hedges primarily driven by a decline in U.S. interest rates and by a depreciation of the Japanese yen in relation to the U.S. dollar.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets.  Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above.  Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.
As of December 31, 2014

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$959	$801	$339	$(181)	$83	$75

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [3]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(1,345)	$(574)	$(722)	$(49)	$(900)	$129
As of December 31, 2013

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$1,510	$1,290	$272	$(52)	$121	$99

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [3]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,063)	$(1,308)	$(825)	$70	$(826)	$71

[1]	Included in other investments in the Company's Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]
Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty. Not included in this amount are embedded derivatives associated with consumer notes of $(3) and $(2) as of December 31, 2014 and December 31, 2013, respectively, which were not eligible for offset in the Company's Consolidated Balance Sheets.

[4]	Excludes collateral associated with exchange-traded derivatives instruments.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2014	2013	2012	2014	2013	2012
Interest rate swaps	$34	$(158)	$26	$2	$(2)	$—
Foreign currency swaps	(10)	12	(18)	—	—	—
Total	$24	$(146)	$8	$2	$(2)	$—

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2014	2013	2012
Interest rate swaps	Net realized capital gains (losses)	$(1)	$70	$85
Interest rate swaps	Net investment income (loss)	50	57	97
Foreign currency swaps	Net realized capital gains (losses)	(13)	4	(4)
Total		$36	$131	$178
As of December 31, 2014, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $33. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
During the years ended December 31, 2014 and 2013 the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 - Business Dispositions of Notes to the Consolidated Financial Statements.
Fair Value Hedges
For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2014		2013		2012
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$(2)	$4	$27	$(24)	$(3)	$(3)
Foreign currency swaps
Net realized capital gains (losses)	—	—	1	(1)	(7)	7
Benefits, losses and loss adjustment expenses	—	—	(2)	2	(6)	6
Total	$(2)	$4	$26	$(23)	$(16)	$10

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2014	2013	2012
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$(6)	$(5)	$26
Foreign exchange contracts
Foreign currency swaps and forwards	4	4	10
Japan fixed payout annuity hedge [1]	(148)	(268)	(300)
Japanese fixed annuity hedging instruments [2]	22	(207)	(178)
Credit contracts
Credit derivatives that purchase credit protection	(6)	(20)	(19)
Credit derivatives that assume credit risk	10	46	204
Equity contracts
Equity index swaps and options	7	(22)	(31)
Variable annuity hedge program
GMWB product derivatives	(2)	1,306	1,430
GMWB reinsurance contracts	4	(192)	(280)
GMWB hedging instruments	3	(852)	(631)
Macro hedge program	(11)	(234)	(340)
International program hedging instruments	(126)	(963)	(1,145)
Other
GMAB, GMWB, and GMIB reinsurance contracts	579	1,107	1,233
Coinsurance and modified coinsurance reinsurance contracts	395	(1,405)	(1,901)
Derivatives formerly associated with Japan [3]	(2)	—	—
Total [4]	$723	$(1,705)	$(1,922)

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $116, $250 and $189 for the years ended December 31, 2014, 2013 and 2012, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(51), $324 and $245 for the years ended December 31, 2014, 2013, and 2012, respectively.

[3]	These amounts relate to the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK.

[4]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 - Fair Value Measurements.

For the year ended December 31, 2014 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net gain on the GMIB, GMAB, and GMWB reinsurance contracts was driven by the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

•
The net gain on the coinsurance and modified coinsurance reinsurance contracts was primarily due to the termination of a certain reinsurance contract, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For a discussion related to the reinsurance agreement and the termination, refer to Note 5 - Reinsurance, and Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•	The net losses related to the Japan fixed payout annuity hedge were driven by a decline is U.S. interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

•	The net losses related to the international program hedging instruments was primarily driven by an improvement in global equity markets and declines in volatility levels and interest rates.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

In addition, for the year ended December 31, 2014 the Company recognized gains of $12, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the years ended December 31, 2013 and 2012 there were no recognized gains and gains of $9, respectively, due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.
For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•	The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro.

•
The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

•
The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

•
The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•	The net loss related to the Japan fixed annuity payout hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar.

•	The net loss on the macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates, and a decline in equity volatility.
For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

•
The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

•
The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates largely related to a reduction in the reset assumptions to better align with actual experience, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

•	The net loss on the macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

•
The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

•
The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•
The net loss related to the Japan fixed annuity payout hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

Refer to Note 11 - Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2014 and 2013.
As of December 31, 2014

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$212	$3	3 years	Corporate Credit/ Foreign Gov.	A-	$163	$(3)
Below investment grade risk exposure	4	—	1 year	Corporate Credit	CCC	4	—
Basket credit default swaps [4]
Investment grade risk exposure	1,240	14	4 years	Corporate Credit	BBB+	667	(6)
Below investment grade risk exposure	9	(1)	5 years	Corporate Credit	BBB-	—	—
Investment grade risk exposure	344	(4)	5 years	CMBS Credit	AA	179	2
Below investment grade risk exposure	75	(11)	2 years	CMBS Credit	CCC+	75	11
Embedded credit derivatives
Investment grade risk exposure	150	147	2 years	Corporate Credit	A	—	—
Total [5]	$2,034	$148				$1,088	$4

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Investments and Derivatives (continued)

As of December 31, 2013

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$735	$6	2 years	Corporate Credit/ Foreign Gov.	A	$592	$(4)
Below investment grade risk exposure	24	—	1 year	Corporate Credit	CCC	25	—
Basket credit default swaps [4]
Investment grade risk exposure	1,912	25	3 years	Corporate Credit	BBB+	784	(10)
Below investment grade risk exposure	87	8	5 years	Corporate Credit	BB-	—	—
Investment grade risk exposure	235	(5)	3 years	CMBS Credit	A	235	5
Below investment grade risk exposure	115	(18)	3 years	CMBS Credit	B-	115	18
Embedded credit derivatives
Investment grade risk exposure	150	145	3 years	Corporate Credit	BBB+	—	—
Total [5]	$3,258	$161				$1,751	$9

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $1.7 billion and $2.3 billion as of December 31, 2014 and 2013, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 - Fair Value Measurements.

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2014 and 2013, the Company pledged cash collateral associated with derivative instruments with a fair value of $16 and $290, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. The Company also pledged securities collateral associated with derivative instruments with a fair value of $900 and $865, respectively, as of December 31, 2014 and 2013 which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.
As of December 31, 2014 and 2013, the Company accepted cash collateral associated with derivative instruments with a fair value of $33 and $171, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2014 and 2013 of $83 and $121, respectively, of which the Company has the ability to sell or repledge $83 and $117, respectively. As of December 31, 2014 and 2013, the fair value of repledged securities totaled $0 and $39, respectively, and the Company did not sell any securities. In addition, as of December 31, 2014 and 2013, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses in 2013 to MassMutual and Prudential, respectively. For further discussion of these transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
Concurrently with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK became responsible for all liabilities of the recaptured business. HLAI has, however, continued to provide reinsurance for Japan fixed payout annuities of $763 as of December 31, 2014. For further discussion of this transaction, see Note 12 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $845, $915, and $302 for the years ended December 31, 2014, 2013, and 2012, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.
The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $85, $71, and $94 in December 31, 2014, 2013, and 2012, respectively. The Company ceded accident and health premiums to HLA of $365, $152, and $177, respectively.
Until April 1, 2014, HLAI had a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer. Under this transaction, the Company ceded $5, $31, and $58 in December 31, 2014, 2013, and 2012, respectively. For further information regarding the WRR reinsurance agreement, see Note 12- Transactions with Affiliates of Notes to Consolidated Financial Statements.
Reinsurance Recoverables
The Company's reinsurance recoverables are summarized as follows:

	As of December 31,
Reinsurance Recoverables	2014	2013
Future policy benefits and unpaid loss and loss adjustment expenses and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$18,606	$18,969
Other reinsurers	1,447	825
Gross reinsurance recoverables	$20,053	$19,794
As of December 31, 2014, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.0 billion, respectively. As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion from each of these parties. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2014, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential is $9.0 billion and $8.6 billion, respectively. As of December 31, 2014, the $1.4 billion of unsecured reinsurance recoverables from Prudential represent approximately 15% of the Company's consolidated stockholder's equity. As of December 31, 2014, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company’s consolidated stockholder's equity.
No allowance for uncollectible reinsurance is required as of December 31, 2014 and 2013. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.
Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance (continued)

Insurance Revenues
The effect of reinsurance on earned premiums, fee income and other is as follows:

	For the years Ended December 31,
	2014	2013	2012
Gross earned premiums, fee income and other	$3,228	$3,502	$3,739
Reinsurance assumed	74	13	8
Reinsurance ceded	(2,060)	(1,869)	(698)
Net earned premiums, fee income and other	$1,242	$1,646	$3,049

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Deferred Policy Acquisition Costs and Present Value of Future Profits
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2014	2013	2012
Balance, beginning of period	$689	$3,072	$3,448
Deferred costs	14	16	329
Amortization — DAC	(110)	(124)	(280)
Amortization — Unlock charge, pre-tax	(96)	(104)	(44)
Amortization — DAC from discontinued operations	—	—	(35)
Amortization — DAC related to business dispositions [1] [2]	—	(2,229)	—
Adjustments to unrealized gains and losses on securities AFS and other	24	58	(346)
Balance, end of period	$521	$689	$3,072

[1]
Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.

[2]	Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

7. Goodwill
The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.
Year Ended December 31, 2014
There was no goodwill.
Year Ended December 31, 2013
During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced to $0 and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
Year Ended December 31, 2012
During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 16 - Discontinued Operations of Notes to Consolidated Financial Statements.
During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Separate Accounts, Death Benefits and Other Insurance Benefit Features
Changes in the gross GMDB/GMWB and universal life secondary guarantee benefits are as follows:

	GMDB/GMWB [1]	Universal Life Secondary Guarantees
Liability balance as of January 1, 2014	$849	$1,802
Incurred	173	236
Paid	(110)	—
Unlock	(100)	3
Liability balance as of December 31, 2014	$812	$2,041
Reinsurance recoverable asset, as of January 1, 2014	$533	$1,802
Incurred	98	239
Paid	(85)	—
Unlock	(66)	—
Reinsurance recoverable asset, as of December 31, 2014	$480	$2,041

	GMDB/GMWB [1]	Universal Life Secondary Guarantees
Liability balance as of January 1, 2013	$944	$363
Incurred	183	294
Paid	(135)	—
Unlock	(116)	2
Impact of reinsurance transactions (MassMutual and Prudential)	—	1,143
Currency translation adjustment	(27)	—
Liability balance as of December 31, 2013	$849	$1,802
Reinsurance recoverable asset, as of January 1, 2013	$608	$21
Incurred	104	296
Paid	(98)	—
Unlock	(81)	—
Impact of reinsurance transactions (MassMutual and Prudential)	—	1,485
Reinsurance recoverable asset, as of December 31, 2013	$533	$1,802

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the return of the GRB are embedded derivatives held at fair value and are excluded from these balances.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

 The following table presents details concerning GMDB exposure as of December 31, 2014:

Account Value by GMDB/GMWB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$17,435	$2,590	$396	70
With 5% rollup [2]	1,451	209	59	70
With Earnings Protection Benefit Rider (“EPB”) [3]	4,342	579	83	68
With 5% rollup & EPB	547	115	25	71
Total MAV	23,775	3,493	563
Asset Protection Benefit (APB) [4]	15,183	228	151	68
Lifetime Income Benefit (LIB) – Death Benefit [5]	624	7	7	68
Reset [6] (5-7 years)	3,036	22	22	69
Return of Premium [7] /Other	10,243	57	50	68
Subtotal Variable Annuity with GMDB/GMWB [10]	$52,861	$3,807	$793	69
Less: General Account Value with GMDB/GMWB	4,009
Subtotal Separate Account Liabilities with GMDB	48,852
Separate Account Liabilities without GMDB	85,837
Total Separate Account Liabilities	$134,689

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $8.5 billion of total account value and weighted average attained age of 70 years. There is no NAR or retained NAR related to these contracts.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2014	December 31, 2013
Equity securities (including mutual funds)	$44,786	$52,858
Cash and cash equivalents	4,066	4,605
Total	$48,852	$57,463
As of December 31, 2014 and December 31, 2013, approximately 17% of the equity securities above were funds invested in fixed income securities and approximately 83% were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 3 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Debt
Collateralized Advances
The Company became a member of the Federal Home Loan Bank of Boston (“FHLBB”) in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The CTDOI will permit the Company to pledge up to $1.39 billion in qualifying assets to secure FHLBB advances for 2015. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2014 and 2013, the Company had no advances outstanding under the FHLBB facility.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Tax
Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2014	2013	2012
Income Tax Expense (Benefit)
Current - U.S. Federal	$(339)	$(208)	$139
Deferred - U.S. Federal	523	257	(103)
Total income tax expense	$184	$49	$36
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.
Deferred tax assets (liabilities) include the following:

	As of December 31,
Deferred Tax Assets	2014	2013
Tax basis deferred policy acquisition costs	$124	$163
Unearned premium reserve and other underwriting related reserves	12	—
Investment-related items [1]	1,094	1,516
Insurance product derivatives	44	742
NOL carryover [1]	1,116	377
Alternative minimum tax credit	246	327
Foreign tax credit carryover	58	44
Other	—	71
Total Deferred Tax Assets	2,694	3,240
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(585)	(650)
Net unrealized gain on investments	(816)	(403)
Employee benefits	(39)	(52)
Depreciable and amortizable assets	(1)	(25)
Other	(16)	—
Total Deferred Tax Liabilities	(1,457)	(1,130)
Net Deferred Tax Asset	$1,237	$2,110

[1]
On July 18, 2014, the Internal Revenue Service issued Internal Revenue Code Section 446 Directive (“the Directive”) for the tax treatment of hedging gains and losses related to the hedging of variable annuity guaranteed minimum benefits such as contracts with guaranteed minimum death benefit ("GMDB") and guaranteed minimum withdrawal benefit ("GMWB") riders issued by HLIC and HLAI.  This directive accelerated the tax deduction related to previously deferred investment hedging losses.  While the acceleration did not have a material effect on the overall consolidated deferred tax asset, it has resulted in a re-characterization of deferred tax assets due to a decrease in temporary differences for investment-related items and an increase in net operating loss carryovers.  In addition, a portion of deferred tax benefits became a current tax receivable which will increase statutory surplus, primarily of HLAI.

The Company has a current income tax receivable of $231 as of December 31, 2014 and a current income tax receivable of $80 as of December 31, 2013.
If the Company were to follow a “separate entity” approach, the current tax benefit related to any of the Company’s tax attributes realized by virtue of its inclusion in The Hartford’s consolidated tax return would have been recorded directly to equity rather than income. These benefits were $0, $0 and $18 for the years ended December 31, 2014, 2013 and 2012, respectively.
The Company believes it is more likely than not the deferred tax assets will be fully realized. Consequently no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Tax (continued)

Net operating loss carryover
As of December 31, 2014 and 2013, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,189 and $1,076, respectively. If unutilized, $7 of the losses expire in 2013 and the remainder from 2026-2029. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.
Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Alternative minimum tax credit and foreign tax credit carryover
As of December 31, 2014 and 2013, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $246 and $327 and foreign tax credit carryover of $58 and $44 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2018 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 is expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	For the years ended December 31,
	2014	2013	2012
Tax provision at the U.S. federal statutory rate	$301	$196	$186
Dividends received deduction	(109)	(135)	(140)
Foreign-related investments	(8)	(7)	(9)
Other	—	(5)	(1)
Provision for income taxes	$184	$49	$36

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $7, $2 and $17 for the years ended December 31, 2014, 2013 and 2012, respectively. Future minimum lease commitments as of December 31, 2014 are immaterial.
Unfunded Commitments
As of December 31, 2014, the Company has outstanding commitments totaling $314, of which $220 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $91 is related to mortgage loans the Company is expecting to fund in the first half of 2015. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, “Accounting by Insurance and Other Enterprises for Insurance-Related Assessments”. Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the liability balance was $15 and $21, respectively. As of December 31, 2014 and 2013, $27 and $27, respectively, related to premium tax offsets were included in other assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies (continued)

Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2014, was $801. Of this $801 the legal entities have posted collateral of $1.0 billion in the normal course of business. In addition, the Company has posted collateral of $41 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2014, a downgrade of one or two levels below the current financial strength ratings by either Moody’s or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Transactions with Affiliates
Parent Company Transactions
Transactions of the Company with Hartford Fire, Hartford Holdings Inc ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2014 and 2013, the Company had $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2014, 2013 and 2012, the Company recorded earned premiums of $3, $8, and $28 for these intercompany claim annuities. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $776 and $805 as of December 31, 2014 and 2013, respectively.
Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.
The Company has issued a guarantee to retirees and vested terminated employees (“Retirees”) of The Hartford Retirement Plan for U.S. Employees (“the Plan”) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC’s products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2014 and 2013, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Assumed from Affiliates
The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation (for further information, see Note 1 - Basis of Presentation and Significant Accounting Policies). As of December 31, 2013, $2.6 billion of fixed annuity account value had been assumed by the Company and HLAI. As of December 31, 2013, the carrying value of the GMIB liability and the GMAB/GMWB liability was $500 and $4 respectively. There was no liability for the assumed GMDB reinsurance and the net amount at risk for the assumed GMDB reinsurance was $200 at December 31, 2013.
Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. This recapture resulted in the Company and HLAI transferring approximately $1.6 billion of assets supporting the recaptured reserves. The Company recognized a loss on this recapture of $213. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. HLAI continues to provide reinsurance for $763 of Japan fixed payout annuities.
While the form of the agreement between HLAI and HLIKK for the GMWB, GMAB and GMIB riders was reinsurance, in substance and for accounting purposes the agreement was a free standing derivative. As such, the reinsurance agreement for these riders was recorded at fair value on the Company’s balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The GMDB reinsurance was accounted for as a Death Benefit and Other Insurance Benefit Reserve which was not reported at fair value.
Reinsurance Ceded to Affiliates
Until April 1, 2014, HLAI had a modified coinsurance (“modco”) and coinsurance with funds withheld reinsurance agreement with WRR. HLAI ceded to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.
Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the consolidated balance sheet of HLIC in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments were recorded as an adjustment to operating expenses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Transactions with Affiliates (continued)

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction. On April 30, 2014, The Hartford dissolved WRR which resulted in WRR paying off a $655 surplus note and returning $367 in capital to The Hartford, all of which was contributed as capital to HLAI to support the recaptured risks.
The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company’s Consolidated Statements of Operations prior to termination was as follows:

	For the years ended December 31,
	2014	2013	2012
Earned premiums	$(5)	$(31)	$(58)
Net realized losses [1]	(103)	(1,665)	(2,130)
Total revenues	(108)	(1,696)	(2,188)
Benefits, losses and loss adjustment expenses	(1)	(8)	(55)
Insurance operating costs and other expenses	(4)	(1,158)	(1,442)
Total expenses	(5)	(1,166)	(1,497)
Loss before income taxes	(103)	(530)	(691)
Income tax benefit	(36)	(185)	(242)
Net loss	$(67)	$(345)	$(449)

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.
The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were all $0 at December 31, 2014 and $129, $638, $495, respectively, at December 31, 2013.
Champlain Life Reinsurance Company
Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results
The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.
Statutory net income and statutory capital and surplus are as follows:

	For the years ended December 31,
	2014	2013	2012
Combined statutory net income	$132	$1,290	$927
Statutory capital and surplus	$5,564	$5,005	$5,016
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus (referred to collectively as "capital") appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". All of the Company's operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company's principal life insurance operating subsidiaries were all in excess of 425% of their Company Action Levels as of December 31, 2014 and 2013. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.
Dividends and Capital Contributions
Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.
The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer’s earned surplus, it requires the prior approval of the State of Connecticut Insurance Department ("CTDOI"). The insurance holding company laws of the other jurisdictions in which the Company’s insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.
In 2015, the Company’s subsidiaries are permitted to pay up to a maximum of approximately $475 in dividends without prior approval from the applicable insurance commissioner.
In 2015, the Company’s dividend limitation under the holding company laws of Connecticut is $556; however, based on the Company's earned surplus as of December 31, 2014, the Company is only permitted to pay $316 in dividends to its parent without prior approval from the CTDOI.
On January 30, 2015, the Company paid extraordinary dividend of approximately $500, based on approval from the CTDOI. As a result of this dividend, the Company has no ordinary dividend capacity for the remainder of 2015.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results (continued)

Year Ended December 31, 2014
On January 30, 2014, The Company received approval from the CTDOI for HLAI and HLIC to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014.   All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc ("HLI"). On April 30, 2014, The Hartford contributed capital of approximately $1.0 billion to HLAI in connection with the dissolution of WRR. For further discussion of transactions with WRR, see Note 12 - Transactions with Affiliates. On July 8, 2014, The Hartford received approval from the CTDOI for HLAI to dividend approximately $500 to HLIC. This dividend was paid on July 15, 2014 and then distributed to HLI.
Year Ended December 31, 2013
On February 5, 2013, the Company received approval from the CTDOI to receive an extraordinary dividend of approximately $1.1 billion from its Connecticut domiciled life insurance subsidiaries, and to pay an extraordinary dividend of approximately $1.2 billion to its parent company. These dividends were received and paid on February 22, 2013.
14. Pension Plans, Postretirement, Health Care and Life Insurance Benefit and Savings Plans
Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. In addition, substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan. Employee benefit expenses allocated by The Hartford to the Company, and the cost to Hartford Life for the investment and savings plan are not material to the Company's Consolidated Statements of Operations.
15. Stock Compensation Plans
The Company is included in the Hartford's stock-based compensation plans and has been allocated compensation expense of $18, $11 and $32 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company’s income tax benefit recognized for stock-based compensation plans was $6, $4 and $11 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company did not capitalize the cost of stock-based compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

16. Discontinued Operations
On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company no longer has any significant continuing involvement in HLI's Mutual Funds business.
The Company does not expect these transactions to have a material impact on the Company’s future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

	For the years ended December 31,
	2013	2012
Revenues
Earned Premiums	$(23)	$—
Fee income and other	14	563
Net investment income
Securities available-for-sale and other	(3)	10
Equity securities, trading	139	201
Total net investment income	136	211
Net realized capital gains (losses)	(14)	68
Total revenues	113	842
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	2	—
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	139	201
Amortization of DAC	—	35
Insurance operating costs and other expenses	(33)	410
Goodwill impairment	—	149
Total benefits, losses and expenses	108	795
Income before income taxes	5	47
Income tax benefit	(5)	(14)
Income from operations of discontinued operations, net of tax	10	61
Net realized capital losses on disposal, net of tax	(51)	—
Income (loss) from discontinued operations, net of tax	$(41)	$61

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

17. Restructuring and Other Costs
As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 6 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2014, and asset impairment charges, if any, will be expensed as appropriate.
In 2013, The Hartford initiated a plan to consolidate its real estate operations, including the intention to exit certain facilities and relocate employees. The consolidation of real estate is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.
Restructuring and other costs are expected to approximate $164, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.
Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

	For the years ended December 31,
	2014	2013	2012
Severance benefits and related costs	$8	$7	$93
Professional fees	—	15	23
Asset impairment charges	9	5	4
Total restructuring and other costs	$17	$27	$120
The tables below provide roll-forwards for accrued restructuring and other costs included in other liabilities in the Consolidated Balance Sheets.

	For the year ended December 31, 2014
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$1	$—	$—	$1
Accruals/provisions	8	—	9	17
Payments/write-offs	(5)	—	(9)	(14)
Balance, end of period	$4	$—	$—	$4

	For the year ended December 31, 2013
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$31	$—	$—	$31
Accruals/provisions	7	15	5	27
Payments/write-offs	(37)	(15)	(5)	(57)
Balance, end of period	$1	$—	$—	$1

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

18. Changes in and Reclassifications From Accumulated Other Comprehensive Income
Changes in AOCI, net of tax and DAC, by component consist of the following:
For the year ended December 31, 2014

	Net Unrealized Gain on Securities	Net Gain (Loss) on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Total AOCI
Beginning balance	$495	$79	$—	$574
OCI before reclassifications	660	14	(3)	671
Amounts reclassified from AOCI	(1)	(23)	—	(24)
Net OCI	659	(9)	(3)	647
Ending balance	$1,154	$70	$(3)	$1,221
For the year ended December 31, 2013

	Net Unrealized Gain on Securities	Net Gain (Loss) on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Total AOCI
Beginning balance	$1,752	$258	$(23)	$1,987
OCI before reclassifications	(352)	(94)	23	(423)
Amounts reclassified from AOCI	(905)	(85)	—	(990)
Net OCI	(1,257)	(179)	23	(1,413)
Ending balance	$495	$79	$—	$574
For the year ended December 31, 2012

	Net Unrealized Gain on Securities	Net Gain (Loss) on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Total AOCI
Beginning balance	$632	$368	$(47)	$953
OCI before reclassifications	1,084	6	24	1,114
Amounts reclassified from AOCI	36	(116)	—	(80)
Net OCI	1,120	(110)	24	1,034
Ending balance	$1,752	$258	$(23)	$1,987

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

18. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassifications from AOCI consist of the following:

	Amount Reclassified from AOCI
AOCI	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities [1]	$1	$1,392	$(55)	Net realized capital gains (losses)
	1	1,392	(55)	Total before tax
	—	487	(19)	Income tax expense
	$1	$905	$(36)	Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps [2]	$(1)	$70	$85	Net realized capital gains (losses)
Interest rate swaps	50	57	97	Net investment income
Foreign currency swaps	(13)	4	(4)	Net realized capital gains (losses)
	36	131	178	Total before tax
	13	46	62	Income tax expense
	$23	$85	$116	Net income
Total amounts reclassified from AOCI	$24	$990	$80	Net income

[1]	The December 31, 2013 amounts includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

[2]	The December 31, 2013 amounts includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.
19. Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Total revenues	$495	$2,267	$1,396	$229	$789	$804	$682	$355
Total benefits, losses and expenses	451	1,754	826	271	699	550	525	519
Income (loss) from continuing operations, net of tax	57	367	399	11	91	202	130	(68)
Income (loss) from discontinued operations, net of tax	—	19	—	(46)	—	(1)	—	(13)
Net income (loss)	57	386	399	(35)	91	201	130	(81)
Less: Net income (loss) attributable to the noncontrolling interest	1	6	(1)	—	3	—	(2)	—
Net income (loss) attributable to Hartford Life Insurance Company	$56	$380	$400	$(35)	$88	$201	$132	$(81)

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)	(1)	(b) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)
	(2)	Not applicable.
	(3)	(a) Principal Underwriter Agreement.(3)
	(3)	(b) Form of Dealer Agreement.(3)
	(4)	Form of Individual Flexible Premium Variable Annuity Contract.(1)
	(5)	Form of Application.(1)
	(6)	(a) Certificate of Incorporation of Hartford.(4)
	(6)	(b) Amended and Restated Bylaws of Hartford.(7)
	(7)	Not applicable.
	(8)	Form of Fund Participation Agreement.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consent of Deloitte & Touche LLP.
	(11)	No financial statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the
Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the
Registration Statement File No. 333-69439, dated April 9, 2001

(3) Incorporated by reference to Post Effective Amendment No. 3, to the
Registration Statement File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Post Effective Amendment No. 6, to the
Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post Effective Amendment No. 12, to the
Registration Statement File No. 333-69485, dated April 9, 2001.

(6) Incorporated by reference to Post Effective Amendment No. 2, to the
Registration Statement File No. 333-91921, filed on August 25, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the
Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas S. Barnes	Vice President
Thomas E. Bartell (1)	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage (1)	Senior Vice President
Michael R. Chesman (1)	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Richard G. Costello	Assistant General Counsel and Senior Vice President
George Eknaian	Chief Actuary, Senior Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson (1)	President, Chairman of the Board, Director*
Alan J. Kreczko (1)	Executive Vice President, General Counsel
David R. Kryzanski (4)	Vice President
Lisa S. Levin (1)	Corporate Secretary
Vernon Meyer	Senior Vice President
Craig D. Morrow	Appointed Actuary, Vice President
Mark J. Niland (1)	Senior Vice President, Director*
Robert W. Paiano (1)	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)	Senior Vice President
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

* Denotes Board of Directors.

(1) Address: One Hartford Plaza, Hartford, CT 06155

(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3) Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4) Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-176150, filed on April 20, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, there were 51,614 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
Hart Life Insurance Company - Separate Account One
Hart Life Insurance Company - Separate Account Two
American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
Servus Life Insurance Company - Separate Account One
Servus Life Insurance Company - Separate Account Two

(b) Directors and Officers of HSD

POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER

Diana Benken                Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)            AML Compliance OFficer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)            President, Chief Executive Officer, Director
Aidan Kidney                Chairman of the Board, Director
Kathleen E. Jorens (3)                Vice President, Assistant Treasurer
Robert W. Paiano (3)                Senior Vice President, Treasurer
Michael Chesman                Senior Vice President, Director of Taxes
Andrew Diaz-Matos                Vice President
Donald C. Hunt                Vice President
Mark M. Sosha                Vice President
Jane Krajewski                Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125
(3) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut
06089.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this
Registration Statement.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 20, 2015.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer,		Lisa Proch
Director* Attorney-in-Fact		Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,	Date:	April 20, 2015
Chief Accounting Officer, Chief Financial Officer

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(26)	Organizational Chart.
(99)	Power of Attorney